                                                     Registration Nos. 033-86464
                                                                       811-08862

                                   ----------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                      ------
         Post-Effective Amendment No.  16                           X
                                      -----                        ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   28                                          X
                       ------                                       ---

                            A. G. SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                          AIG ANNUITY INSURANCE COMPANY
             (formerly, American General Annuity Insurance Company)
                               (Name of Depositor)

                               2929 Allen Parkway
                            Houston, Texas 77019-2191
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (713) 831-3150
               (Depositor's Telephone Number, including Area Code)

                             Mary L. Cavanaugh, Esq.
                          AIG Annuity Insurance Company
                    2929 Allen Parkway, Houston, Texas 77019
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that the filing will become effective (check appropriate box)

         [ ]      immediately upon filing pursuant to paragraph (b) of Rule 485

         [X]      on April 30, 2004 pursuant to paragraph (b) of Rule 485

         [ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485

         [ ]      on (date) pursuant to paragraph (a)(1) of Rule 485

         [ ] 75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in A. G. Separate Account A under variable annuity contracts: ElitePlus(R) Bonus

                      ELITEPLUS(R) BONUS VARIABLE ANNUITY

                                        PROSPECTUS

                                        May 1, 2004


                                        AIG ANNUITY
                                     INSURANCE COMPANY

                                  A.G. SEPARATE ACCOUNT A

                                         ElitePlus(R) Bonus variable annuity
                                         contracts are not insured by the
                                         FDIC, The Federal Reserve Board or
                                         any similar agency. They are not a
                                         deposit or other obligation of, nor
                                         are they guaranteed or endorsed by,
                                         any bank or depository institution.
                                         An investment in a variable annuity
                                         contract is subject to investment
                                         risks, including possible loss of
                                         principal invested.

                     ASSOCIATED LIFESTAGE VARIABLE ANNUITY

                                        PROSPECTUS

                                   May 1, 2004


                                        AIG ANNUITY
                                     INSURANCE COMPANY

                                  A.G. SEPARATE ACCOUNT A

            Associated LifeStage variable annuity contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity contract is subject to investment risks, including possible loss of principal invested.

                      (This page intentionally left blank)

AIG ANNUITY INSURANCE COMPANY
UNITS OF INTEREST UNDER FLEXIBLE PREMIUM INDIVIDUAL FIXED AND
VARIABLE DEFERRED ANNUITY CONTRACTS
A.G. SEPARATE ACCOUNT A

                                                                     May 1, 2004


PROSPECTUS

AIG Annuity Insurance Company (the "Company") offers the flexible premium individual fixed and variable deferred annuity contracts (the "Contract" or "Contracts") to provide for the accumulation of Account Value on a fixed or variable basis and payment of annuity payments on a fixed and/or variable basis. The Contracts are designed for use by individuals in retirement plans on a Qualified or Non-Qualified basis; however, no new contracts are being issued since this product is no longer offered for sale.

The Contract permits you to invest in and receive retirement benefits in up to 4 Fixed Account Options and/or an array of up to 25 Variable Account Options described in this prospectus.

                            VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


AIM V.I. Capital Appreciation Fund -- Series I                VALIC Company I (VC I)
AIM V.I. Diversified Income Fund -- Series I
Janus Aspen Growth Portfolio -- Service Shares                Government Securities
                                                              Fund
Janus Aspen International Growth Portfolio -- Service Shares  Growth Fund
MFS VIT Capital Opportunities Series                          Growth & Income Fund
PIMCO Advisors VIT OpCap Managed Portfolio                    International Equities
                                                              Fund
Oppenheimer Capital Appreciation Fund/VA                      Money Market I Fund
Oppenheimer High Income Fund/VA                               Science & Technology
                                                              Fund
Oppenheimer Main Street Growth & Income Fund/VA               Stock Index Fund
Oppenheimer Main Street Small Cap Fund/VA
Putnam VT Global Equity Fund -- Class IB Shares               VALIC Company II (VC II)
Putnam VT Discovery Growth Fund -- Class IB Shares
Templeton Developing Markets Securities Fund -- Class 2       High Yield Bond Fund
Templeton Foreign Securities Fund -- Class 2                  Mid Cap Value Fund
Van Kampen LIT Emerging Growth Portfolio -- Class I Shares    Strategic Bond Fund



The Contract provides for a 1% Bonus to be applied to eligible Purchase Payments. Fees and charges for a variable annuity contract with a bonus, such as this Contract, are higher than fees and charges for a variable annuity contract without a bonus. The Company pays for the 1% Bonus through higher fees and charges deducted from the Contract. Any increase in Account Value that you receive in connection with the 1% Bonus may be more than offset by the higher fees and charges used by the Company to pay for the 1% Bonus.


--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in the Contract. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.

You should rely only on the information contained in this document or that we have referred you to. We have not authorized anyone to provide you with information that is different.


A Statement of Additional Information, dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov). This Statement of Additional Information contains additional information about the Contract and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-424-4990.


THE CONTRACTS ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES.

                               TABLE OF CONTENTS

                                                     PAGE
                                                     ----
ABOUT THE PROSPECTUS...............................     3

FEE TABLES.........................................     4

EXAMPLES...........................................     5

SUMMARY............................................     6
    Fixed and Variable Options.....................     6
    Death Benefit Options..........................     7
    Transfers......................................     7
    Fees and Charges...............................     8
    Payout Options.................................     8
    Communications to the Company..................     9
    Federal Tax Information........................     9
    Purchase Requirements..........................     9

GENERAL INFORMATION................................     9
    About the Contract.............................     9
    About the Company..............................     9
    About A.G. Separate Account A..................    10
    About the Fixed Account........................    10
    Units of Interest..............................    10
    Distribution of the Contracts..................    11

VARIABLE ACCOUNT OPTIONS...........................    11

PURCHASE PERIOD....................................    12
    Purchase Payments..............................    12
    Right to Return................................    12
    1% Bonus.......................................    12
    Purchase Units.................................    13
    Calculation of Purchase Unit Value.............    13
    Choosing Investment Options....................    13
         Fixed Account Options.....................    14
           Non-MVA Fixed Account Options...........    14
           MVA Option..............................    14
         Variable Account Options..................    14
    Stopping Purchase Payments.....................    15

TRANSFERS BETWEEN INVESTMENT OPTIONS...............    15
    During the Purchase Period.....................    15
    During the Payout Period.......................    15
    Communicating Transfer or Reallocation
      Instructions.................................    16
    Sweep Account Program..........................    16
    Effective Date of Transfer.....................    16
    Reservation of Rights and Market Timing........    16
    Dollar Cost Averaging Program..................    17
    Portfolio Rebalancing Program..................    17

FEES AND CHARGES...................................    18
    Account Maintenance Fee........................    18
    Surrender Charge...............................    18
         Amount of Surrender Charge................    18
         10% Free Withdrawal.......................    18
         Exceptions to Surrender Charge............    18
    Market Value Adjustment........................    19
    Premium Tax Charge.............................    19
    Separate Account Charges.......................    19
    Optional Separate Account Charges..............    20
      Optional Death Benefit Charge................    20
    Fund Annual Expense Charges....................    20
    Other Tax Charges..............................    20


                                                     PAGE
                                                     ----

PAYOUT PERIOD......................................    20
    Fixed Payout...................................    20
    Variable Payout................................    20
    Combination Fixed and Variable Payout..........    21
    Payout Date....................................    21
    Payout Options.................................    21
    Payout Information.............................    21

SURRENDER OF ACCOUNT VALUE.........................    22
    When Surrenders are Allowed....................    22
    Amount That May Be Surrendered.................    22
    Surrender Restrictions.........................    22
    Partial Surrender..............................    22
    Systematic Withdrawal Program..................    22
    Distributions Required By Federal Tax Law......    23

DEATH BENEFITS.....................................    23
    Beneficiary Information........................    23
    Proof of Death.................................    23
    Special Information for Non-Tax Qualified
      Contracts....................................    23
    Joint Owner Spousal Election Information.......    23
    During the Purchase Period.....................    24
      Standard Death Benefit.......................    24
      Enhanced Death Benefit.......................    24
      Annual Step-Up Death Benefit.................    24
    During the Payout Period.......................    25

HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE
  ACCOUNT DIVISIONS................................    25

OTHER CONTRACT FEATURES............................    25
    Change of Beneficiary..........................    25
    Cancellation -- The 10 Day "Free Look".........    25
    We Reserve Certain Rights......................    25
    Deferring Payments.............................    26

VOTING RIGHTS......................................    26
    Who May Give Voting Instructions...............    26
    Determination of Fund Shares Attributable to
      Your Account.................................    26
         During Purchase Period....................    26
         During Payout Period or After a Death
           Benefit Has Been Paid...................    26
    How Fund Shares Are Voted......................    26

FEDERAL TAX MATTERS................................    27
    Types of Plans.................................    27
    Tax Consequences in General....................    27
    Effect of Tax-Deferred Accumulations...........    28

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

APPENDIX I -- SELECTED PURCHASE UNIT DATA

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, us, our, and Company mean AIG Annuity Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. The specific terms that we define for you in this prospectus are:


DEFINED TERMS                   PAGE NO.
-------------                   --------
Account Value..............        15
A.G. Separate Account A....        25
Annuitant..................        23
Annuity Service Center.....        15
Assumed Investment Rate....        20
Beneficiary................        23
Bonus......................      9, 12
Contract Anniversary.......      8, 18
Contract Owner.............        25
Divisions..................        25
Fixed Account Options......        14
Mutual Fund or Fund........        10
MVA Band...................      9, 15
MVA Term...................      8, 15
Payout Payments............        20
Payout Period..............        15
Payout Unit................        20
Purchase Payments..........        20
Purchase Period............        15
Purchase Unit..............        13
Variable Account Options...        11
Variable Payout............        20


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about the Company, the Contract, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in A.G. Separate Account A are offered. The Contract will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of the Contract except where the Fixed Account Options are specifically mentioned.


For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given. You should keep these prospectuses to help answer any questions you may have in the future.

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED IF APPLICABLE.

MAXIMUM OWNER TRANSACTION EXPENSES

Maximum Surrender Charge
(As a percentage of the Purchase Payment withdrawn).........  5.00%

Surrender Charge Schedule (As a percentage of the Purchase Payment withdrawn and based on the length of time from when each Purchase Payment was received)

Years        1         2         3         4         5         6         7        8+
-------------------------------------------------------------------------------------
            5%        5%        5%        4%        3%        2%        1%        0%

Transfer Fee................................................  $25

(Currently, no transfer fee is imposed on transfers. The Company reserves the right to impose a fee in the future, which will not exceed the lesser of $25 or 2% of the amount transferred. See "Transfers Between Investment Options" in this prospectus.)

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE VARIABLE ACCOUNT OPTION FEES AND EXPENSES.

ACCOUNT MAINTENANCE FEE.....................................  $30

(During the Purchase Period, if the Account Value on a Contract Anniversary is at least $40,000, then no Account Maintenance Fee will be deducted for that Contract Year. See "Fees and Charges" in this prospectus.)

SEPARATE ACCOUNT ANNUAL CHARGES
(deducted daily as a percentage of your average Account Value)

     Mortality and Expense Risk Fee.........................  1.25%
     Administration Fee.....................................  0.15%
     Optional Enhanced Death Benefit Charge.................  0.05%
     Optional Annual Step-Up Death Benefit Charge...........  0.10%
                                                              ----
          TOTAL SEPARATE ACCOUNT ANNUAL CHARGES.............  1.55%
                                                              ====

Please note that a Contract Owner may only choose one of the two optional death benefits. If the more expensive of the two options were chosen, the maximum total separate account annual charges would be 1.50%. If a Contract Owner did not choose any optional features, then the maximum total separate account annual charges would be 1.40%.


THE NEXT TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY THE MUTUAL FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH MUTUAL FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



----------------------------------------------------------------------------------------------------
TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES                        MINIMUM             MAXIMUM
----------------------------------------------------------------------------------------------------
 (Expenses that are deducted from the assets of a Mutual
 Fund, including management fees, distribution and/or
 service (12b-1) fees, and other expenses)                          0.40%               2.67%
----------------------------------------------------------------------------------------------------

EXAMPLES
--------------------------------------------------------------------------------

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, account maintenance fees, separate account annual charges and the Variable Account Option fees and expenses.


These Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option (2.67%), and that you have chosen the Optional Annual Step-Up Death Benefit (0.10%). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


(1) If you surrender your Contract at the end of the applicable time period:


----------------------------------------------------------------------------------------------------------------------------------
1 YEAR                           3 YEARS                          5 YEARS                          10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
 $925                            $1,745                           $2,438                           $4,399
----------------------------------------------------------------------------------------------------------------------------------


(2) If you do not surrender your Contract:


----------------------------------------------------------------------------------------------------------------------------------
1 YEAR                           3 YEARS                          5 YEARS                          10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
 $425                            $1,284                           $2,157                           $4,399
----------------------------------------------------------------------------------------------------------------------------------


Note: This example should not be considered representative of past or future expenses for A.G. Separate Account A or for the Mutual Funds. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


Name Changes



Effective March 14, 2003, the OCCAT Managed Portfolio changed its name to PIMCO Advisors VIT OpCap Managed Portfolio. Putnam VT Global Equity Fund was formerly known as Putnam VT Global Growth Fund. Effective April 30, 2003, Putnam VT Voyager Fund II changed its name to Putnam VT Discovery Growth Fund.



Note -- VALIC Company I Growth Fund:


The VALIC Company I Board of Directors has approved a reorganization in which Growth Fund will transfer all of its assets and liabilities to Blue Chip Growth Fund, in exchange for shares of the Blue Chip Growth Fund, subject to approval by the shareholders of the Growth Fund. A special meeting of shareholders of the Growth Fund has been called for Thursday, August 26, 2004. A combined prospectus and proxy statement will be sent to you if you have assets in the Growth Fund.



The sub-advisers AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the Adviser, VALIC, due to common ownership.

SUMMARY
--------------------------------------------------------------------------------

The Contract is a combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of the Contract's major features is presented below. For a more detailed discussion of the Contract, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

The Contract offers a choice from among 25 Variable Account Options. The Contract also offers four Fixed Account Options, two of which, the DCA One Year Guarantee Period Option and the DCA Six Month Guarantee Period Option, are available only for dollar cost averaging. See the "Dollar Cost Averaging Program" section of this prospectus.

--------------------------------------------------------------------------------


              FIXED ACCOUNT
              OPTIONS
----------------------------------------------------------------------------------------------------------------------------
FIXED         One Year Guarantee          Guaranteed current interest
OPTIONS       Period                      income
              ("One Year Fixed
              Account")
              --------------------------------------------------------------------------------------------------------------
              DCA One Year Guarantee      Guaranteed current interest
              Period ("DCA One Year       income
              Fixed Account")
              --------------------------------------------------------------------------------------------------------------
              DCA Six Month               Guaranteed current interest
              Guarantee Period ("DCA      income
              Six Month
              Fixed Account")
              --------------------------------------------------------------------------------------------------------------
              Market Value                Multi-year guaranteed interest
              Adjustment Guarantee        income
              Period ("MVA Option")*      (May not be available in all
                                          states)
----------------------------------------------------------------------------------------------------------------------------
              VARIABLE ACCOUNT            INVESTMENT OBJECTIVE**              ADVISER                   SUB-ADVISER
              OPTIONS
----------------------------------------------------------------------------------------------------------------------------
EQUITY        AIM V.I. Capital            Growth of capital.                  A I M Advisors, Inc.      --
FUNDS         Appreciation Fund
              Series I(1)
              --------------------------------------------------------------------------------------------------------------
              Janus Aspen Growth          Seeks long-term growth of           Janus Capital             --
              Portfolio -- Service        capital in a manner consistent      Management, LLC
              Shares(2)                   with the preservation of
                                          capital.
              --------------------------------------------------------------------------------------------------------------
              Janus Aspen                 Seeks long-term growth of           Janus Capital             --
              International Growth        capital.                            Management, LLC
              Portfolio -- Service
              Shares(2)
              --------------------------------------------------------------------------------------------------------------
              MFS(R) VIT Capital          Seeks capital appreciation.         Massachusetts             --
              Opportunities                                                   Financial Services
              Series(3)                                                       Company
              --------------------------------------------------------------------------------------------------------------
              Growth & Income             Seeks to provide long-term          VALIC                     AIG SunAmerica Asset
              Fund(4)                     growth of capital and,                                        Management Corp.
                                          secondarily, current income
                                          through investment in common
                                          stocks and equity-related
                                          securities.
              --------------------------------------------------------------------------------------------------------------
              International Equities      Seeks to provide long-term          VALIC                     AIG Global
              Fund(4)                     growth of capital through                                     Investment Corp.
                                          investments primarily in a
                                          diversified portfolio of
                                          equity and equity related
                                          securities of foreign issuers
                                          that, as a group, are expected
                                          to provide investment results
                                          closely corresponding to the
                                          performance of the MSCI EAFE
                                          Index.
              --------------------------------------------------------------------------------------------------------------
              Stock Index Fund(4)         Seeks long-term capital growth      VALIC                     AIG Global
                                          through investment in common                                  Investment Corp.
                                          stocks that, as a group, are
                                          expected to provide investment
                                          results closely corresponding
                                          to the performance of the
                                          Standard & Poor's 500 Stock
                                          Index(R).
              --------------------------------------------------------------------------------------------------------------
              Mid Cap Value Fund(5)       Seeks capital growth through        VALIC                     Wellington
                                          investment in equity                                          Management Company,
                                          securities of medium                                          LLP
                                          capitalization companies using
                                          a value-oriented investment
                                          approach.
              --------------------------------------------------------------------------------------------------------------
              Growth Fund(4)              Seeks capital appreciation          VALIC                     Putnam Investment
                                          through investments in common                                 Management, LLC
                                          stocks.
              --------------------------------------------------------------------------------------------------------------
              Science & Technology        Seeks long-term capital             VALIC                     T. Rowe Price
              Fund(4)                     appreciation through                                          Associates, Inc.
                                          investment primarily in the
                                          common stocks of companies
                                          that are expected to benefit
                                          from the development,
                                          advancement and use of science
                                          and technology.
              --------------------------------------------------------------------------------------------------------------
              OpCap Managed               Growth of capital over time         PIMCO                     --
              Portfolio(6)                through investments in common
                                          stocks, bonds and cash
                                          equivalents.
              --------------------------------------------------------------------------------------------------------------
              Oppenheimer Capital         Seeks to achieve capital            OppenheimerFunds,         --
              Appreciation                appreciation by investing in        Inc.
              Fund/VA(7)                  securities of well-known
                                          established companies.
              --------------------------------------------------------------------------------------------------------------
              Oppenheimer Main            Seeks high total return (which      OppenheimerFunds,         --
              Street Growth & Income      includes growth in the value        Inc.
              Fund/VA(7)                  of its shares as well as
                                          current income) from equity
                                          and debt related securities.
              --------------------------------------------------------------------------------------------------------------
              Oppenheimer Main            Seeks to provide capital            OppenheimerFunds,         --
              Street Small Cap            appreciation primarily through      Inc.
              Fund/VA(7)                  investments in securities of
                                          small cap companies.
              --------------------------------------------------------------------------------------------------------------
              Putnam VT Global            Seeks capital appreciation.         Putnam Investment         --
              Equity Fund -- Class                                            Management, LLC
              IB Shares(8)
              --------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              Putnam VT Discovery         Seeks long-term growth of           Putnam Investment         --
              Growth Fund -- Class        capital.                            Management, LLC
              IB Shares(8)
              --------------------------------------------------------------------------------------------------------------
              Templeton Developing        Seeks long-term capital             Templeton Asset           --
              Markets Securities          appreciation. The Fund              Management Ltd.
              Fund --                     normally invests at least 80%
              Class 2(9)                  of its assets in emerging
                                          market investments.
              --------------------------------------------------------------------------------------------------------------
              Templeton Foreign           Long-term capital growth. The       Templeton Investment      --
              Securities Fund --          Fund normally invests in            Counsel, LLC
              Class 2(9)                  stocks of companies located
                                          outside the United States,
                                          including emerging markets.
              --------------------------------------------------------------------------------------------------------------
              Van Kampen LIT              Capital appreciation by             Van Kampen Asset          --
              Emerging Growth             investing in common stocks of       Management Inc.
              Portfolio -- Class I        emerging growth companies.
              Shares(10)
----------------------------------------------------------------------------------------------------------------------------
INCOME FUNDS  AIM V.I. Diversified        Achieve a high level of             A I M Advisors, Inc.      --
              Income Fund Series          current income.
              I(1)
              --------------------------------------------------------------------------------------------------------------
              Government Securities       Seeks high current income and       VALIC                     AIG Global
              Fund(4)                     protection of capital through                                 Investment Corp.
                                          investments in intermediate
                                          and long-term U.S. Government
                                          debt securities.
              --------------------------------------------------------------------------------------------------------------
              High Yield Bond             Seeks the highest possible          VALIC                     AIG Global
              Fund(5)                     total return and income                                       Investment Corp.
                                          consistent with conservation
                                          of capital through investment
                                          in a diversified portfolio of
                                          high yielding, high risk
                                          fixed-income securities.
              --------------------------------------------------------------------------------------------------------------
              Strategic Bond Fund(5)      Seeks the highest possible          VALIC                     AIG Global
                                          total return and income                                       Investment Corp.
                                          consistent with conservation
                                          of capital through investment
                                          in a diversified portfolio of
                                          income producing securities.
              --------------------------------------------------------------------------------------------------------------
              Oppenheimer High            Seeks to provide a high level       OppenheimerFunds,         --
              Income Fund/VA(7)           of current income from              Inc.
                                          investment in high yield
                                          fixed-income securities.
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET  Money Market I Fund(4)      Seeks liquidity, protection of      VALIC                     AIG SunAmerica Asset
FUND                                      capital and current income                                    Management Corp.
                                          through investments in
                                          short-term money market
                                          securities.
----------------------------------------------------------------------------------------------------------------------------

 (1) A series of AIM Variable Insurance Funds.
 (2) A series of Janus Aspen Series -- Service Shares.
 (3) A series of MFS(R) Variable Insurance Trust.
 (4) A series of VALIC Company I.
 (5) A series of VALIC Company II.
 (6) A series of PIMCO Advisors Variable Insurance Trust.
 (7) A series of Oppenheimer Variable Account Funds.
 (8) A series of Putnam Variable Trust.
 (9) A series of Franklin Templeton Variable Insurance Products Trust.
(10) A series of Van Kampen Life Investment Trust.
 * See the "MVA Option" and "Market Value Adjustment" sections in this prospectus for more information on how the MVA Option works.
 ** There can be no assurance that investment objectives will be achieved.


                            A detailed description of the investment            TRANSFERS
For more information on     objective of each Fund can also be found in each
PURCHASE PAYMENTS, refer    Fund's current prospectus.                          You may transfer money in your account among the
to the "Purchase Period"                                                        Contract's investment options free of charge. We
section of the prospectus.  DEATH BENEFIT OPTIONS                               reserve the right, however, to impose a fee
                                                                                which will not exceed the lesser of $25 or 2% of
                            At the time that your Contract is issued you may    the amount transferred for each transfer which
                            choose the Enhanced Death Benefit or the Annual     will be deducted from the amount transferred.
                            Step-Up Death Benefit, in place of the Standard     Transfers during the Purchase Period are
                            Death Benefit offered in the Contract. There        permitted as follows:
                            will be a charge for choosing the Enhanced Death
                            Benefit or the Annual Step-Up Death Benefit.        - You may transfer your Account Value among the
                            There is no charge for the Standard Death             Variable Account Options;
                            Benefit. See the "Death Benefit" section and the
                            "Fees and Charges" section in this prospectus.

--------------------------------------------------------------------------------


- You may transfer your Account Value from the One Year Fixed Account Option to one or more Variable Account Options; and



- You may transfer your Account Value from one or more Variable Account Options into the One Year Fixed Account Option, subject to a six month waiting period following any transfer of Account Value from the One Year Fixed Account Option into one or more Variable Account Options. (For example, if you make a transfer of Account Value from the One Year Fixed Account Option into the Stock Index Fund Division 5 on January 1 of a Contract Year, you will not be allowed to transfer the Account Value in the Stock Index Fund Division 5 back into the One Year Fixed Account Option until June 1 of such Contract Year.)


Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among the Variable Account Options and from the Variable Account Options to the One Year Fixed Account Option.

You cannot transfer amounts you have invested in the MVA Option to another investment option during an MVA Term without the application of a Market Value Adjustment. See the "MVA Option" and "Market Value Adjustment" sections of this prospectus for more information.
Transfers can be made by calling the Company's toll-free transfer service at 1-800-424-4990. For more information on account transfers, see the "Transfers Between Investment Options" section in this prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

On each Contract Anniversary, the Company deducts an Account Maintenance Fee of $30 from your Account Value. The fee is deducted proportionately from each investment option. During the Purchase Period, if the Account Value on a Contract Anniversary is at least $40,000, the Company will waive the fee for that Contract Year.

SURRENDER CHARGE

Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed as a percent of the total Purchase Payments withdrawn based on the length of time from when each Purchase Payment was received up to a maximum of 5.0% of Purchase Payments.

Withdrawals from the MVA Option prior to the end of the applicable MVA Term will also be subject to a Market Value Adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the Market Value Adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount. See the "MVA Option" and "Market Value Adjustment" sections of this prospectus for more information.

Withdrawals are always subject to federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the Contract. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."

SEPARATE ACCOUNT CHARGES

If you choose a Variable Account Option you will incur a mortality and expense risk fee and an administration fee. We take these charges from your Variable Account Options on a daily basis. These charges are at annualized rates of 1.25% and 0.15%, respectively.

OPTIONAL SEPARATE ACCOUNT CHARGES

If you choose one of the optional death benefits you will incur additional charges which we take from your Variable Account Options on a daily basis. More information on the Optional Separate Account Charges can be found in the "Fee Table" and the "Fees and Charges" sections in this prospectus.

FUND ANNUAL EXPENSE CHARGE


A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to these management fees, each Fund incurs other operating expenses that vary each year.


PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of this prospectus.

MVA TERM -- a period of
time in which an amount of
Account Value is allocated to a
guarantee period in the MVA
Option. See the "MVA Option"
section in this prospectus.

CONTRACT ANNIVERSARY -- the date
that the Contract is issued
and each yearly anniversary
of that date thereafter.

More information on FEES
may be found in this
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

--------------------------------------------------------------------------------

COMMUNICATIONS TO THE
COMPANY


You should include, in communications to the Company, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the Annuity Service Center address shown on the inside back cover of this prospectus. We will consider communications to be received at our Annuity Service Center on the date we actually receive them, if they are in the form described in this prospectus. See "Transfers Between Investment
Options -- Communicating Transfer or Reallocation Instructions" in this prospectus.


FEDERAL TAX INFORMATION


Although deferred annuity contracts such as the Contract can be purchased with after-tax dollars, they are also used in connection with retirement programs which receive favorable tax treatment under federal law. Thus, a deferred annuity contract generally does not provide additional tax deferral beyond the tax-qualified retirement plan or program itself.


PURCHASE REQUIREMENTS

The minimum initial Purchase Payment for Non-Qualified Contracts is $5,000 and for Qualified Contracts is $2,000. The minimum subsequent Purchase Payment is $1,000 for Non-Qualified Contracts and $250 for Qualified Contracts. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $50. More information about the Automatic Check Option can be found in the "Purchase Period" section of this prospectus.
At the time that your initial Purchase Payment is made, the Company will credit an additional 1% of the amount as a Bonus. Any subsequent Purchase Payments of at least $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts will also be credited with an additional 1% of the amount as a Bonus (subject to state regulatory approval). For more information on the 1% Bonus and on Purchase Payments, see the "Purchase Period" section in this prospectus.

From time to time the Company may change the minimum amount necessary to establish a new MVA Option guarantee period (an "MVA Band"). For more information on the MVA Band, see the "MVA Option" and "Market Value Adjustment" sections in this prospectus.

RIGHT TO RETURN

You may return your Contract by mailing it directly to the Annuity Service Center or returning it to the registered representative through whom you purchased the Contract within 10 days after you receive it, unless your state permits a longer period. We will then return to you:

  - Your Purchase Payment, adjusted to reflect investment experience and any Fees and Charges which have been deducted; or

  - In certain states, your entire Purchase Payment as required by state law.

See the "Purchase Period -- Right to Return" and "Purchase Period -- 1% Bonus" sections in this prospectus for information on how the 1% Bonus is impacted by the Right to Return.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT THE CONTRACT


The Contract was developed to help you save money for your retirement. It offers you a combination of fixed and variable options that you can invest in to help you reach your retirement savings goals. Your contributions to the Contract can come from different sources, like payroll deductions or money transfers. Your retirement savings process with the Contract will involve two stages: the Purchase Period and the Payout Period. The first is when you make contributions into the Contract called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see the "Purchase Period" and "Payout Period" sections in this prospectus.


You may choose, depending upon your retirement savings goals and your personal risk tolerances, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in the Contract.

ABOUT THE COMPANY

We are a life insurance company organized on July 5, 1944 and located in the State of Texas. Our main business is issuing and offering fixed and variable retirement annuity contracts, like the Contract. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. Our Annuity Service Center is located at 205 E. 10th Avenue, Amarillo, Texas 79101. The address to send any Purchase Payments and sums payable to the Company under the Contract is: AIG Annuity Insurance Company, P.O. Box 5429, Boston, MA 02206-5429, if sent by mail; and State Street Bank and Trust Company, Attention Lock Box A3W,

BONUS - an additional
amount paid by the Company,
equal to 1% of the initial
Purchase Payment and
certain subsequent
Purchase Payments.

MVA BAND -- the name given
to a specific amount of
Account Value allocated to
the MVA Option for an
MVA Term. See the "MVA Option"
and "Market Value Adjustment"
sections in this prospectus.

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
sections of this prospectus and
of the Statement of Additional
Information.

All inquiries regarding
THE CONTRACT
may be directed to the
Annuity Service Center
at the address shown.

--------------------------------------------------------------------------------

1776 Heritage Drive, North Quincy, MA 02171, if sent by overnight delivery. The Company primarily distributes its annuity contracts through financial institutions, general agents, and specialty brokers.

On February 25, 1998, the Company became an indirect, wholly-owned subsidiary of American General Corporation ("AGC"), a Texas corporation. On this date the Company changed its name from Western National Life Insurance Company to American General Annuity Insurance Company. On August 29, 2001, AGC was acquired by the American International Group, Inc. ("AIG"), a Delaware corporation. As a result, the Company is now an indirect, wholly-owned subsidiary of AIG. AIG is the leading US-based international insurance and financial services organization and the largest underwriter of commercial and industrial insurance in the United States. Its member companies write a wide range of commercial, personal and life insurance products through a variety of distribution channels in approximately 130 countries and jurisdictions throughout the world. Subsequently, on March 1, 2002, the Company changed its name from American General Annuity Insurance Company to AIG Annuity Insurance Company.

ABOUT A.G. SEPARATE ACCOUNT A

When you direct money to the Contract's Variable Account Options, you will be sending that money through A.G. Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. A.G. Separate Account A invests in the Mutual Funds on behalf of your account. A.G. Separate Account A is made up of what we call "Divisions." Twenty-five Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of A.G. Separate Account A.

On December 23, 1999, the Mutual Funds in which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute Mutual Funds, as follows: Credit Suisse Growth and Income Portfolio (Division 1) was replaced by Growth & Income Fund; Credit Suisse International Equity Portfolio (Division 2) was replaced by International Equities Fund; EliteValue Portfolio (Division 3) was replaced by OCCAT Managed Portfolio; American General U.S. Government Securities Portfolio (Division 4) was replaced by Government Securities Fund; State Street Global Advisors Growth Equity Portfolio (Division 5) was replaced by Stock Index Fund; State Street Global Advisors Money Market Portfolio (Division 6) was replaced by Money Market I Fund; and Van Kampen Emerging Growth Portfolio (Division 7) was replaced by Van Kampen LIT Emerging Growth Portfolio.

The Company established A.G. Separate Account A on November 9, 1994 under Texas insurance law. Prior to May 1, 1999, A.G. Separate Account A was known as AGA Separate Account A. Prior to May 1, 1998, AGA Separate Account A was known as WNL Separate Account A. A.G. Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Units of interest in A.G. Separate Account A are registered as securities under the Securities Act of 1933 ("1933 Act").

A.G. Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of A.G. Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, A.G. Separate Account A may not be charged with the liabilities of any other Company operation. The Texas Insurance Code requires that the assets of A.G. Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract Owner, annuitants, and beneficiaries of the Contract. The commitments under the Contracts are the Company's, and AIG has no legal obligation to back those commitments. When we discuss performance information in this prospectus, we mean the performance of an A.G. Separate Account A Division.

ABOUT THE FIXED ACCOUNT


When you direct money to the Contract's Fixed Account Options, it will become part of the Company's general assets (except in certain states where allocations to the MVA Option must be allocated to a separate account of the Company). Our obligations for the Fixed Account are legal obligations of the Company. Our general assets support these obligations. These general assets also support our obligations under other annuity contracts we issue. See the "Purchase Period -- Choosing Investment Options" section in this prospectus.


With the MVA Option, a Market Value Adjustment may increase or reduce the Account Value in this Fixed Account Option. See the "MVA Option" and "Market Value Adjustment" sections in this prospectus for additional information.

UNITS OF INTEREST

Your investment in a Division of A.G. Separate Account A is represented by units of interest issued by A.G. Separate Account A. On a daily

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in A.G.
Separate Account A.

For more information about
THE COMPANY, see the Statement
of Additional Information.

--------------------------------------------------------------------------------

basis, the units of interest issued by A.G. Separate Account A are revalued to reflect that day's performance of the underlying Mutual Fund minus any applicable fees and charges to A.G. Separate Account A.

DISTRIBUTION OF THE CONTRACTS

The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"), unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"). The principal underwriter and distributor for A.G. Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. AGDI was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI was organized as a Delaware corporation on June 24, 1994, and is a registered broker-dealer under the 1934 Act, and a member of the NASD.
The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. These commissions are paid by the Company and do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges" section in this prospectus.

The Company offers the Contracts on a continuous basis.

The Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers where these broker-dealers and/or their affiliates, work with the Company and AGDI in the promotion and marketing of the Contracts. These arrangements do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges"
section in this prospectus.

VARIABLE ACCOUNT OPTIONS

--------------------------------------------------------------------------------

Each individual Division represents and invests, through A.G. Separate Account A, in specific Mutual Funds. These Mutual Funds serve as the investment vehicles for the Contract and include:
- AIM Variable Insurance Funds -- offers 2 funds for which A I M Advisors, Inc. serves as investment adviser.
- Franklin Templeton Variable Insurance Products Trust -- offers 2 funds for which Templeton Investment Counsel, LLC and Templeton Asset Management Ltd. (Franklin Resources, Inc.) respectively, serve as investment adviser.
- Janus Aspen Series -- Service Shares -- offers 2 funds for which Janus Capital serves as investment adviser.
- MFS(R) Variable Insurance Trust -- offers 1 fund for which Massachusetts Financial Services Company serves as investment adviser.
- OCC Accumulation Trust ("OCCAT") -- offers 1 fund for which OpCap Advisors serves as investment adviser.
- Oppenheimer Variable Account Funds -- offers 4 funds for which OppenheimerFunds, Inc. serves as investment adviser.

- VALIC Company I -- offers 7 funds for which VALIC serves as investment adviser. Each Fund is sub-advised.


- VALIC Company II -- offers 3 funds for which VALIC serves as investment adviser. Each Fund is sub-advised.

- Putnam Variable Trust -- Class IB Shares -- offers 2 funds for which Putnam Investment Management, LLC serves as investment adviser.
- Van Kampen Life Investment Trust -- Class I Shares -- offers 1 fund for which Van Kampen Asset Management Inc. serves as investment adviser.

The Company has entered into various administrative services agreements with most of the advisers or administrators for the Funds that offer shares to the Divisions. The Company receives fees for the administrative services it performs. These fees do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges" section in this prospectus.

Each of these Funds is registered as an open-end, management investment company and is regulated under the 1940 Act. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from the Company's Annuity Service Center at the address shown in the back of this prospectus.

For more information about
DISTRIBUTOR, see the Statement
of Additional Information.

AGDI'S address is
2929 Allen Parkway,
Houston, Texas 77019.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
the Contract.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is credited and the Contract is issued (as discussed below) and continues until you begin your Payout Period. The Purchase Period can also end when the Contract is surrendered before the Payout Period.

PURCHASE PAYMENTS

You may establish an account only through a registered representative. No new applications are being accepted at this time because the Contract is no longer offered for sale. All Purchase Payments and sums payable to the Company under the Contract must be sent to the Company's lock box at State Street Bank & Trust Company at the following addresses: AIG Annuity Insurance Company, P.O. Box 5429, Boston, MA 02206-5429, if the Purchase Payments are sent by mail; and State Street Bank and Trust Company, Attention Lock Box A3W, 1776 Heritage Drive, North Quincy, MA 02171, if the Purchase Payments are sent by overnight delivery.

Minimum initial and subsequent Purchase Payments are as follows:

                                   Initial    Subsequent
                                   Purchase    Purchase
          Contract Type            Payment     Payment
          -------------            --------   ----------
Non-Qualified Contract              $5,000      $1,000
Qualified Contract                  $2,000      $  250

Subject to the maximum and minimum Purchase Payment requirements, you may make subsequent Purchase Payments and may increase or decrease or change the frequency of such payments. The maximum total Purchase Payments we will accept without our prior approval is $500,000 if the Contract is issued to you at age 74 or younger and $250,000 if the Contract is issued to you at age 75 or older.

You may select on your Contract application the Automatic Check Option. The Automatic Check Option allows you to preauthorize debits against a bank account that you indicate on the Preauthorized Debit Form to be sent in with your Contract application. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $50.

Purchase Payments are received by the Company at the address above. When an initial Purchase Payment is accompanied by a properly completed application, within 2 business days we will:

- Accept the Application -- credit the Purchase Payment and issue a Contract;

- Reject the Application -- return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. You must respond to our request within 5 business days after we receive your Purchase Payment and application at the address above. Then we will process the application, credit the Purchase Payment and issue a Contract within 2 business days after we receive the requested information.

In states where we are required by state law to refund an amount equal to Purchase Payments, we invest your initial Purchase Payment and any additional Purchase Payments in the Money Market Division from the date your investment performance begins until the first business day 10 days later, unless your state permits a longer period. Then we will automatically allocate your investment among the investment options you have chosen. See "Right to Return" below.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

RIGHT TO RETURN

If for any reason you are not satisfied with your Contract, you may return it to the Company and receive a refund of your Purchase Payments adjusted to reflect
(1) investment experience and (2) any Fees and Charges which have been deducted. (In certain states, we will return Purchase Payments as required by state law.) To exercise your right to return your Contract, you must mail it directly to the Annuity Service Center or return it to the registered representative through whom you purchased the Contract within 10 days after you receive it, unless your state permits a longer period. The address for the Annuity Service Center is located in the back of this prospectus. Please see the "1% Bonus" section below for information on how the 1% Bonus is impacted by the Right to Return.

1% BONUS

At the time that your initial Purchase Payment is made, the Company will credit an additional 1% of the amount to your Account Value as a Bonus. Any subsequent Purchase Payments of at least $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts will also be credited with an additional 1% of the amount to your Account Value as a Bonus. (The 1% Bonus will not be credited for any subsequent Purchase Payments in the States of New Jersey and Oregon.) The 1% Bonus will be applied to the Account Value pro rata by each Variable Account Option(s) and/or the One Year Fixed Account Option in the same ratio as the Purchase Payment is allocated. The Company reserves the right to limit its total payment of such Bonus to $5,000 per Contract.

Fees and charges for a variable annuity contract with a bonus, such as this Contract, are higher than fees and charges for a variable annuity contract without a bonus. The Company pays for the 1% Bonus through higher fees and charges

BONUS - an additional
amount paid by the Company,
equal to 1% of the initial
Purchase Payment and
certain subsequent
Purchase Payments.

--------------------------------------------------------------------------------

deducted from the Contract. Any increase in Account Value that you receive in connection with the 1% Bonus may be more than offset by the higher fees and charges used by the Company to pay for the 1% Bonus.

--------------------------------------------------------------------------------
 IN ANY OF THE FOLLOWING CIRCUMSTANCES, YOU WILL NOT BE ALLOWED TO RETAIN ALL
 OR A PORTION OF THE 1% BONUS APPLIED TO YOUR CONTRACT:

 - IF YOU RETURN YOUR CONTRACT WITHIN THE RIGHT TO RETURN PERIOD AND THERE HAS BEEN AN INCREASE IN ACCOUNT VALUE. If this occurs, the Company will subtract the 1% Bonus from the Account Value pro rata by the One Year Fixed Account Option and each Variable Account Option in which you currently have money invested. The Company will not subtract any Account Value earned because of the 1% Bonus.

 - IF YOU RETURN YOUR CONTRACT WITHIN THE RIGHT TO RETURN PERIOD AND THERE HAS BEEN A DECREASE IN ACCOUNT VALUE. If this occurs, the Company will subtract a portion of the 1% Bonus from the Account Value pro rata by the One Year Fixed Account Option and each Variable Account Option in which you currently have money invested. You will not have the amount of money returned to you reduced due to the 1% Bonus.

 - IF YOU WITHDRAW MONEY FROM YOUR ACCOUNT VALUE WITHIN SEVEN YEARS OF A PURCHASE PAYMENT WHICH QUALIFIED FOR THE 1% BONUS, AND THE AMOUNT OF MONEY WITHDRAWN IS MORE THAN THE AMOUNT PERMITTED UNDER THE SYSTEMATIC WITHDRAWAL OPTION OR THE 10% FREE WITHDRAWAL AMOUNT. If this occurs, the Company will subtract the 1% Bonus from the Account Value pro rata by each Variable Account Option and the One Year Fixed Account Option in which you currently have money invested. The Company will not subtract any Account Value earned by the 1% Bonus.

   IMPORTANT NOTES: (1) Because your Contract deducts certain fees and expenses based on Account Value, you will be charged additional amounts due to the 1% Bonus. (2) Since charges will have been assessed against the higher amount (Purchase Payments plus the 1% Bonus), it is possible that upon a withdrawal after the right to return period has expired, particularly in a declining market, you will receive less money back than you would have if you had not received the 1% Bonus.

--------------------------------------------------------------------------------

Please see the section on "Federal Tax Matters" in this prospectus for information on how the bonus is treated by federal tax laws.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern time (see Calculation of Purchase Unit Value below for more information.) Once we have issued your Contract and have applied your initial Purchase Payment as described above, any subsequent Purchase Payments received by the Company at the address above, before the close of the Exchange will be credited the same business day. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day:

  Purchase Unit Value for that day
= (EQUALS)
  Purchase Unit Value for immediate preceding day
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS

There are 29 investment options offered under the Contract. This includes 4 Fixed Account Options and 25 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the 1940 Act. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account
Value during the Purchase
Period. The value of a
Purchase Unit will vary
with the investment experience
of the Separate Account
Division you have selected.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

FIXED ACCOUNT OPTIONS

Each of the Fixed Account Options are part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a separate account of the Company, depending on state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a Market Value Adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of the MVA Term, as explained below, we bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Options
= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options
  (including applicable fees and charges)
---------------

* Note--Your Account Value in the Fixed Account may be subject to a Market Value Adjustment under the MVA Option.

Non-MVA Fixed Account Options

The Contract offers three Fixed Account Options that are not associated with the MVA Option. These three Non-MVA Fixed Account Options are the One Year Fixed Account, the DCA One Year Fixed Account and the DCA Six Month Fixed Account.

The DCA One Year Fixed Account Option and the DCA Six Month Fixed Account Option are used exclusively in connection with the Dollar Cost Averaging Program. See the "Dollar Cost Averaging Program" section of this prospectus.

MVA Option

The MVA Option is a Fixed Account Option where all or a portion of your Account Value is placed in one or more separate MVA Bands for specific MVA Terms. Each additional allocation to the MVA Option is allocated to a separate MVA Band for a separate MVA Term. For example, let's say that on September 1, 2001, you allocate a portion of Account Value ("September 1 Account Value") to the MVA Option, for a specified period of time offered by the Company, and at a declared interest rate guaranteed by the Company. Then on September 2, 2001, you allocate additional Account Value ("September 2 Account Value") to the MVA Option, for a specified period of time offered by the Company, and at a declared interest rate guaranteed by the Company. The September 1 Account Value and the September 2 Account Value are considered 2 separate and distinct MVA Bands. Each MVA Band must remain in the MVA Option for the specific amount of time we offered, which is called the MVA Term. (For example, the Company may offer a five year MVA Term.) If Account Value is withdrawn from an MVA Band before the MVA Term ends, then a Market Value Adjustment will apply. The minimum amount to establish a new MVA Band may be changed from time to time. The MVA Option may not be available in all states. See the "Market Value Adjustment" section in this prospectus.

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of A.G. Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options.  Currently,
there are four Fixed
Account Options: the One Year
Fixed Account Option; the
DCA One Year Fixed Account
Option; the DCA Six Month
Fixed Account Option; and the
MVA Option. The Fixed
Account Options are guaranteed
to earn at least a minimum
rate of interest.

--------------------------------------------------------------------------------

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Contract has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $2,000, and you do not make any Purchase Payments for 180 days we reserve the right to forward to your attention, written notice that we will close your Account and pay the Account Value 90 days from the date of notice if additional Purchase Payments are not made in amounts sufficient to increase your Account Value to $2,000 or more.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in the Contract subject to the limitations on transfers discussed below. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period.

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made among the Contract's Variable Account Options and between the Variable Account Options and the One Year Fixed Account Option free of charge. We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred for each transfer (which will be deducted from the amount transferred).

Transfers during the Purchase Period are permitted as follows:


- You may transfer your Account Value among the Variable Account Options;



- You may transfer your Account Value from the One Year Fixed Account Option to one or more Variable Account Options; and/or



- You may transfer your Account Value from one or more Variable Account Options into the One Year Fixed Account Option, subject to a six month waiting period following any transfer of Account Value from the One Year Fixed Account Option into one or more Variable Account Options. (For example, if you make a transfer of Account Value from the One Year Fixed Account Option into the Stock Index Fund Division 5 on January 1 of a Contract Year, you will not be allowed to transfer the Account Value in the Stock Index Fund Division 5 back into the One Year Fixed Account Option until June 1 of such Contract Year.)


The minimum amount to be transferred in any one transfer is $250 or the entire amount in the Variable Account Option or One Year Fixed Account Option from which the transfer is made. If a transfer request would reduce your Account Value in a Variable Account Option or the One Year Fixed Account Option below $500, we will transfer your entire Account Value in that Variable Account Option or the One Year Fixed Account Option.

Transfers from the One Year Fixed Account Option to a Variable Account Option are limited to 20%, per Contract Year, of the Account Value of the One Year Fixed Account Option. This 20% per Contract Year limit is determined as of the immediately preceding Contract Anniversary.

We currently do not permit transfers from the Variable Account Options to the DCA Fixed Account Options. Transfers from the DCA Fixed Account Options may only be made under the Dollar Cost Averaging Program. See the "Dollar Cost Averaging Program" section of this prospectus.

Withdrawals or transfers from the MVA Option are subject to a Market Value Adjustment if they occur prior to the end of the MVA Term. Each MVA Band will require a minimum transfer. From time to time the Company may change the minimum transfer amount. To learn more about the MVA Option, see the "MVA Option" and "Market Value Adjustment" sections in this prospectus.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between the Variable Account Options and from the Variable Account Options to the One Year Fixed Account Option. We will not permit transfers from any Fixed Account Option during the Payout Period. We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred for each transfer (which will be deducted from the amount transferred). The minimum amount to be transferred during the Payout Period is $250.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

ANNUITY SERVICE CENTER -- our
Annuity Service Center is
located at 205 E. 10th
Avenue, Amarillo, Texas 79101

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

MVA BAND -- the name given
to a specific amount of
Account Value allocated to
the MVA Option for an
MVA Term. See the "MVA Option"
and "Market Value Adjustment"
sections in this prospectus.

MVA TERM -- a period of
time in which an amount of
Account Value is allocated to a
guarantee period in the MVA
Option. See the "MVA Option"
section in this prospectus.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

--------------------------------------------------------------------------------

Transfers during the Payout Period are permitted subject to the following limitations:

                % OF ACCOUNT                                 OTHER
ACCOUNT OPTION     VALUE            FREQUENCY           RESTRICTIONS(2)
--------------  ------------        ---------           ---------------
Variable:        Up to 100%   Unlimited among        The minimum amount to
                              Variable Account       be transferred is
                              Options(1). Once per   $250 or the entire
                              year if the transfer   amount in the
                              is made to the One     Variable Account
                              Year Fixed Account     Option if less. The
                              Option.                minimum amount which
                                                     must remain in the
                                                     Variable Account
                                                     Option after a
                                                     transfer is $500 or
                                                     $0 if the entire
                                                     amount of the
                                                     Variable Account
                                                     Option is
                                                     transferred.
Fixed:              Not       --                     --
                 permitted

---------------

(1) The Company may change the number of transfers permitted to no more than six
    (6) transfers per year during the Payout Period.
(2) The Company may impose a transfer fee of $25 or 2% of the amount transferred for each transfer above six (6) transfers per year.

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS

A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in the Contract should be sent to our Annuity Service Center.

Instructions for transfers or reallocations may be made by calling 1-800-424-4990. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents the Company may give telephone instructions on your behalf without the Company's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of the Company.)

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

SWEEP ACCOUNT PROGRAM

During the Purchase Period you may elect to participate in the Sweep Account Program if your Account Value in the One Year Fixed Account Option is at least $25,000 on the date that the request for the Sweep Account Program is received by us at the Annuity Service Center. The Sweep Account Program allows you to transfer the earnings from the One Year Fixed Account Option to the Variable Account Options. The transfers can be made on an annual, semi-annual, quarterly or monthly basis. All amounts transferred must be in whole percentages, with a 10% minimum to be transferred to each selected Variable Account Option(s). There is no charge for the Sweep Account Program. We do not take into account transfers made pursuant to the Sweep Account Program in assessing any transfer fee.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received at our Annuity Service Center before the close of regular trading of the Exchange on a day values are calculated; (normally, this will be 4:00 P.M. Eastern time); otherwise

- The next date values are calculated.

RESERVATION OF RIGHTS AND MARKET TIMING

If a transfer causes your Account Value in the One Year Fixed Account Option or a Variable Account Option to fall below $500, we may transfer the remaining Account Value in the same proportions as your transfer request.

We may defer any transfer from the One Year Fixed Account Option to the Variable Account Options for up to six months.

The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent

--------------------------------------------------------------------------------

market timing efforts that could disadvantage other Contract Owners.

DOLLAR COST AVERAGING PROGRAM

You may elect the Dollar Cost Averaging Program which permits the systematic transfer of your Account Value from a Fixed Account Option or the Money Market I Division to one or more Variable Account Options, not including the Money Market I Division. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the effect of market fluctuations. We currently provide four Fixed Account Options, two of which, the DCA One Year Fixed Account and the DCA Six Month Fixed Account, are available only for dollar cost averaging.

We determine the amount of transfers from a DCA Fixed Account Option or the Money Market I Division by dividing the Purchase Payments allocated to that DCA Fixed Account Option or the Money Market I Division by a factor based on the number of months remaining in the term. Transfers from a DCA Fixed Account Option or the Money Market I Division are only available on a monthly basis. We require that you specify each allocation to a Variable Account Option, not including the Money Market I Division, in whole percentages using a maximum of 10 Variable Account options. The minimum amount to be transferred into a Variable Account Option is 10% of the entire amount transferred.

We will transfer your entire Account Value in a DCA Fixed Account Option by the expiration of its term. The minimum amount to be transferred under the Dollar Cost Averaging Program is $250 per transfer. We currently do not permit transfers to either DCA Fixed Account Option from the Variable Account Options or the One Year Fixed Account Option. Transfers from either DCA Fixed Account Option may only be made under the Dollar Cost Averaging Program.

You may enroll in dollar cost averaging for the DCA Fixed Account Options only when you make your initial or subsequent Purchase Payments. However, you may enroll in dollar cost averaging for the Money Market I Division at any time. There is no charge for dollar cost averaging. We do not take into account transfers made pursuant to the Dollar Cost Averaging Program in assessing any transfer fee.

The chart below explains the different Account Options you may choose if you elect to participate in the Dollar Cost Averaging Program offered by the
Contract:

                           FREQUENCY             OTHER
   ACCOUNT OPTION         OF TRANSFERS        RESTRICTIONS
   --------------         ------------        ------------
- DCA One Year Fixed   Monthly, for a 12   You may only
  Account Option       month period        participate at the
                                           time that Purchase
                                           Payments are
                                           made.(1)(2)
- DCA Six Month Fixed  Monthly, for a 6    You may only
  Account Option       month period        participate at the
                                           time that Purchase
                                           Payments are
                                           made.(1)(2)
- Money Market         Monthly             You must remain in
  Division                                 this account
                                           option for the
                                           Dollar Cost
                                           Averaging Program
                                           for at least a 12
                                           month period.

---------------

(1) You will not be permitted to transfer Account Value into a DCA Fixed Account Option once the entire Account Value has been transferred out of a DCA Fixed Account Option.

(2) The Dollar Cost Averaging Program will only apply to the Purchase Payment portion of your Account Value.

PORTFOLIO REBALANCING PROGRAM

From time to time, we will make available a portfolio rebalancing program which provides for periodic pre-authorized automatic transfers among the Variable Account Options pursuant to your written allocation instructions. We will make such transfers to maintain a specified percentage allocation of Account Value among the Variable Account Options as selected by you. We require each allocation to a Variable Account Option equal at least 1% of Account Value.

The portfolio rebalancing program will begin on the date that your request for portfolio rebalancing is received by us at the Annuity Service Center. You may select rebalancing to occur on a monthly, quarterly, semi-annual, or annual basis, and currently, all Variable Account Options are available for portfolio rebalancing. The Fixed Account Options do not participate in portfolio rebalancing.

There is no charge for portfolio rebalancing. We do not take into account transfers made pursuant to the Portfolio Rebalancing Program in assessing any transfer fee.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in the Contract, you may be subject to seven basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Optional Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

In addition to the charges listed above, certain charges which may apply to the MVA Option are discussed at the end of this section under "Market Value Adjustment."

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $30 will be deducted on each Contract Anniversary from your Account Value. If all your money in the Contract is withdrawn, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account and Fixed Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account and Fixed Account Options. This includes the expense for establishing and maintaining the record keeping for your Contract.

During the Purchase Period, if your Account Value on a Contract Anniversary is at least $40,000, we will waive the account maintenance fee for that Contract Year.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see the "Surrender of Account Value" section in this prospectus.

It is assumed that the Purchase Payments are withdrawn first under the concept of first-in, first-out. No surrender charge will be applied unless an amount is actually withdrawn.

We calculate the surrender charge by multiplying the applicable percentages specified in the table below by the Purchase Payments withdrawn.

Amount of Surrender Charge

A surrender charge may not be greater than:

   NUMBER OF YEARS
    SINCE DATE OF        CHARGE AS PERCENTAGE OF
  PURCHASE PAYMENT      PURCHASE PAYMENT WITHDRAWN
  ----------------      --------------------------
          1                         5%
          2                         5%
          3                         5%
          4                         4%
          5                         3%
          6                         2%
          7                         1%
         8+                         0%

10% Free Withdrawal

For each Contract Year after the first Contract Year, up to 10% of the Account Value, determined as of the immediately preceding Contract Anniversary (or if during the first Contract Year, the date the Contract is issued) may be withdrawn once each Contract Year without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value, determined as of the immediately preceding Contract Anniversary.

If a surrender charge is applied to all or part of a Purchase Payment, then your Purchase Payment (or portion thereof) will be considered withdrawn, and no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

The 10% free withdrawal requires a minimum withdrawal of $100, or if less, the entire Account Value. The minimum amount which must remain in each Division in which you are invested, after a withdrawal, is $500.

Exceptions to Surrender Charge

No surrender charge will be applied:

- To death benefits;

- To Payout Payments;

- To surrenders (full or partial) under certain Contracts issued in connection with Internal Revenue Code Section 403(b); and

- To partial surrenders through the Systematic Withdrawal Program, in lieu of the 10% free withdrawal, during the first Contract Year, see the "Surrender of Account Value" section of this prospectus.

Additionally, if the Extended Care Waiver Endorsement is available in your state, no surrender charge will apply to a surrender (full or partial), made during any period of time that the Contract Owner is continuously confined for 90 days or more in a hospital or state-licensed in-patient nursing facility. Confinement cannot

CONTRACT ANNIVERSARY --the
date that the Contract
is issued and each
yearly anniversary
of that date thereafter.

--------------------------------------------------------------------------------

begin until at least one year after the date that your Contract is issued. You must give us a written request for each surrender (full or partial), with proof of confinement, within 91 days of the last day that extended care was received, or while the extended care is ongoing. If the Extended Care Waiver Endorsement is available in your state, it will automatically be attached to your Contract. You do not need to elect it. There is no additional charge for the Extended Care Waiver Endorsement.

MARKET VALUE ADJUSTMENT

Under the MVA Option you may establish one or more MVA Bands with a minimum amount required to be invested in each MVA Band, as described in the "MVA Option" section of this prospectus. The Company may change this minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA Term. We guarantee that your MVA Option will earn at least the lowest minimum interest rate applicable to any of the Fixed Account Options offered under the Contract.

While any withdrawal from the Contract will generally be subject to a surrender charge if the amount of the withdrawal exceeds the amount of the free withdrawal amount permitted under your Contract, withdrawals or transfers from an MVA Band prior to the end of an MVA Term will always be subject to a Market Value Adjustment, unless an exception applies, as set out below. The Market Value Adjustment may increase or reduce the amount withdrawn or transferred, based upon the differences in selected interest rates at the time that the MVA Band was established and at the time of the withdrawal or transfer. For example, if your MVA Term is five years, and you withdraw all or a portion of your Account Value from the MVA Band before the five year MVA Term ends, your withdrawal amount may be more or less than before the withdrawal because of the Market Value Adjustment. However, we guarantee that any reduction in the amount withdrawn or transferred will not be below the amount initially invested in the MVA Band plus the lowest minimum interest rate applicable to any of the Fixed Account Options offered under the Contract.

The Market Value Adjustment applies independently of surrender charges, and can still apply even if the withdrawal is within the free withdrawal amount. See the "Systematic Withdrawal Program" under the "Surrender of Account Value" section of this prospectus. The Market Value Adjustment will not apply upon the death of the Contract Owner, or if the Contract Owner is not a natural person, upon the death of the Annuitant. The Market Value Adjustment may be waived for distributions that are required under your Contract. The Market Value Adjustment will also be waived for 30 days following the end of an MVA Term.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. Currently, rates range from zero to 3.5%.

The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, we will deduct such tax against Account Value in a manner determined by us in compliance with applicable state law. We may deduct an amount for premium taxes either upon:

- receipt of the Purchase Payments;

- the commencement of Payout Payments;

- surrender (full or partial); or

- the payment of death benefit proceeds.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration fee applied to A.G. Separate Account A. These are daily charges at annualized rates of 1.25% and 0.15%, respectively, on the average daily net asset value of A.G. Separate Account A. Each charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under the Contract. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering the Contract, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration fee.

The administration fee is to reimburse the Company for our administrative expenses under the Contract. This includes the expense of administration and marketing (including but not limited to enrollment and Contract Owner education).

For more information about the mortality and expense risk fee and administration fee, see the Fee Table in this prospectus.

--------------------------------------------------------------------------------

OPTIONAL SEPARATE ACCOUNT CHARGES

Optional Death Benefit Charges

At the time that your Contract is issued, you may choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit, in place of the Standard Death Benefit offered in the Contract. During the Purchase Period there will be an additional charge if you choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit. We take these charges from your Variable Account Options on a daily basis. These charges are at annualized rates of 0.05% for the Enhanced Death Benefit or 0.10% for the Annual Step-Up Death Benefit. Each charge is guaranteed and cannot be increased by the Company. The charges for the optional death benefits are to compensate the Company for assuming the mortality risks associated with these options. The mortality risk that the Company assumes is the obligation to provide a higher death benefit payment than the Standard Death Benefit. There is no charge for the Standard Death Benefit. For more information about the optional death benefits, see the "Death Benefit" section of this prospectus.

The Company may make a profit on the optional death benefit charges. For more information on the optional death benefit charges, see the "Fee Table" in this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period ("Annuity Period") begins when you decide to withdraw your money in a steady stream of Payout Payments. You select the date to begin the Payout Period, the Payout Date. You may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor(1);

  - Your sex or your sex and the sex of your survivor(1,2);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.
---------------

(1) This applies only to joint and survivor payouts.
(2) Not applicable for certain Contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3% is used. If the net investment experience of the Variable Account Option exceeds the Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

PAYOUT PAYMENTS -- the
payments made to you
during the Payout Period.
Payout Payments may
be made on a fixed,
variable, or combination of
fixed and variable basis.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
A.G. Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

VARIABLE PAYOUT --
payments to you will
vary based on your
investments in the
Variable Account Options
of A.G. Separate Account A
during the Payout Period.
Because the value of your
Variable Account Options
may vary, we cannot
guarantee the amounts
of the Variable Payout.

--------------------------------------------------------------------------------

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE

The Payout Date is the date elected by you on which your Payout Payments will start and is subject to our approval. The Payout Date must be at least five years after the date that the Contract is issued. You may change the Payout Date subject to our approval. We will notify you of the approaching Payout Date 60 to 90 days prior to such date. Unless you select a Payout Date, we will automatically extend the Payout Date to begin at the later of when you attain age 85 or ten years after we issue the Contract. Generally, for Qualified Contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. However, the date may be later for participants in 403(b) plans. Non-qualified annuities do not have a specific age requirement. For additional information on the minimum distribution rules that apply to payments under IRA or 403(b) plans, see the "Federal Tax Matters" section in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH PERIOD CERTAIN -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

  - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your joint annuitant. Upon the death of either you or your joint annuitant, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment. Additionally, it would be possible for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy because of the investment returns of the underlying mutual funds in which the Variable Account Options are invested. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception under federal tax law. See the "Federal Tax Matters" section in this prospectus.

Your Payment Option should be selected at least 15 days before your Payout Date. If such selection is not made and state or federal law does not require the selection of the Joint and Survivor Life Option:

      - Payments will be made under the Life with Period Certain Option,

      - The payments will be guaranteed for a 10 year period,

      - The payments will be based on the allocation used for your Account
        Value,

      - The One Year Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

      - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Most Payout Payments are made monthly; however, Payout Payments may also be made as quarterly, semi-annual or annual installments. If you have chosen either a Fixed or Variable Payout Option and if the amount of your payment is less than $200, we reserve the right to reduce the number of payments made each year so each of your payments is at least $200. If you have chosen a combination of Fixed and Variable

For more information about
PAYOUT OPTIONS
available under the Contract,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

Payout Options and the amount of your payment is less than $100, we reserve the right to reduce the number of payments made each year so each of your payments is at least $100.

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your retirement plan.

For an explanation of charges that may apply if you surrender your Account Value, see the "Fees and Charges" section in this prospectus.

You may be subject to a 10% federal tax penalty for partial or total surrenders made before age 59 1/2, see the "Federal Tax Matters" section in this prospectus.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender                              - (MINUS)
        Value                             Any Applicable
                          = (EQUALS)         Surrender
                                            Charge, any
                                         applicable taxes
                                            and Account
                                          Maintenance Fee

  (1) Equals the Account Value next computed after your properly completed request for surrender is received at the Annuity Service Center.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at the Annuity Service Center. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

If we receive a surrender for a Purchase Payment which has not cleared the banking system, we may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

PARTIAL SURRENDER

You may request a partial surrender of your Account Value at any time during the Purchase Period. A partial surrender plus any surrender charge will reduce your Account Value.

To process your partial surrender, you may specify the Account Value that should be deducted from each investment option. If you fail to provide us with this information, we may deduct the partial surrender from each investment option in which your Account Value is held on a pro rata basis.

The minimum partial surrender we will allow is $500 or your entire Account Value, if less.

We reserve the right to defer the payment of a partial surrender from the One Year Fixed Account Option for up to six months. We currently do not permit partial surrenders from the DCA Fixed Account Options.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to make withdrawals in a Contract Year of up to 10% of your Account Value without the imposition of a surrender charge. If you withdraw more than 10% of your Account Value, you will be subject to a surrender charge. Account Value, for purposes of the Systematic Withdrawal Program, is determined as of the immediately preceding Contract Anniversary or, if during the first Contract Year, the date we issue you the Contract. See the "Fees and Charges" section in this prospectus.

If within seven years of a Purchase Payment, you withdraw more than 10% of your Account Value, then you will not be allowed to retain the 1% Bonus. This provision is not applicable in the states of New Jersey and Oregon. See the "Purchase Period" section in this prospectus.

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your Contract. Withdrawals using this method are eligible for the 10% free

--------------------------------------------------------------------------------

withdrawal privilege each Contract Year. The Systematic Withdrawal Program provides for:

  - Payments to be made to you;

  - Payments over a stated period of time;

  - Payments of a stated yearly dollar amount or percentage.

We may require a minimum withdrawal of $100 per withdrawal under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Option or the Fixed Account Option that you selected. A systematic withdrawal election may be changed or revoked at no charge. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW

See the "Federal Tax Matters" section in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by federal tax law.

For an explanation of possible adverse tax consequences of a surrender, see the "Federal Tax Matters" section in this prospectus and in the Statement of Additional Information.

DEATH BENEFITS
--------------------------------------------------------------------------------

The Contract will pay a death benefit during either the Purchase Period or the Payout Period. How the death benefit will be paid is discussed below. The death benefit provisions in the Contract may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- Payment of the entire death benefit within 5 years of the date of death; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law.

PROOF OF DEATH

We accept the following as proof of any person's death:

- a certified death certificate;

- a certified decree of a court of competent jurisdiction as to the finding of death;

- a written statement by a medical doctor who attended the deceased at the time of death; or

- any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

SPECIAL INFORMATION FOR NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, death benefits must be paid:

- commencing within 5 years of the date of death; or

- beginning within 1 year of the date of death under:

  - a life annuity with or without a period certain, or

  - an annuity for a designated period not extending beyond the life expectancy of the Beneficiary.

JOINT OWNER SPOUSAL ELECTION INFORMATION

The Beneficiary will receive the Death Benefit payout if:

- the Contract Owner dies before the Payout Date, or

- the Annuitant dies during the Annuity Period.

If the Annuitant dies before the Annuity date, the Owner may designate a new Annuitant or become the Annuitant.

With regard to joint Owners of a Non-Qualified Contract, the Death Benefit is payable upon the death of either Owner during the Purchase Period. However, in the event of your death where the sole Beneficiary of the Non-Qualified Contract is your spouse, your spouse may continue the Contract as Owner, in lieu of receiving the Death Benefit.

BENEFICIARY -- the person
designated to receive Payout
Payments or the Account Value
upon the death of
an Annuitant or the Owner.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid. The
Annuitant is also the
measuring life for the Contract.

--------------------------------------------------------------------------------

DURING THE PURCHASE PERIOD

Three types of death benefits are available if death occurs during the Purchase
Period: the Standard Death Benefit, the Enhanced Death Benefit or the Annual Step-Up Death Benefit. The Enhanced Death Benefit or the Annual Step-Up Death Benefit can only be chosen at the time that the Contract is issued. If you do not make a choice of death benefit at the time that the Contract is issued then you will automatically be given the Standard Death Benefit.

You will be required to pay a charge if you choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit. All of the optional death benefits are subject to state availability. There is no charge for the Standard Death Benefit offered by the Contract.

Once selected, the Enhanced Death Benefit or Annual Step-Up Death Benefit may not be cancelled.

STANDARD DEATH BENEFIT

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

- Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service
  Center;

- 100% of Purchase Payments (to Fixed and/or
  Variable Account Options)
  - (MINUS)
  Amount of all prior withdrawals and charges; OR

- The greatest Account Value on any prior seventh
  Contract Anniversary plus any Purchase Payments made after such Contract Anniversary
  - (MINUS)
  Amount of all prior withdrawals and charges.

If death occurs at the age of 85 or older, then the Death Benefit during the Purchase Period will be:

  Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service
  Center.

ENHANCED DEATH BENEFIT

You will be charged a fee for choosing the Enhanced Death Benefit. See the "Fees and Charges" section in this prospectus.

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

- Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service
  Center;

- 100% of Purchase Payments (to Fixed and/or
  Variable Account Options)
  - (MINUS)
  Amount of all prior withdrawals and charges;

- The greatest Account Value on any prior seventh
  Contract Anniversary plus any purchase Payments made after such Contract Anniversary
  - (MINUS)
  Amount of all prior withdrawals and charges made after such Contract Anniversary; OR

- The total amount of Purchase Payments made up to the date of death accumulated at a 3% interest rate each year
  - (MINUS)
  Amount of all prior withdrawals and charges accumulated at a 3% interest rate each year, not to exceed 200% of total Purchase Payments made minus all prior withdrawals and any surrender charges.

If death occurs on or after your 85th birthday and before your 90th birthday, then the Death Benefit during the Purchase Period will be the greater of the first three bullet points above. If death occurs at the age of 90 or older, then the Death Benefit during the Purchase Period will be the first bullet point above. However, the charge for the Enhanced Death Benefit will still be deducted.

ANNUAL STEP-UP DEATH BENEFIT

You will be charged a fee for choosing the Annual Step-Up Death Benefit. See the "Fees and Charges" section in this prospectus.

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

- Your Account Value on the date of proof of death and election of the payment method are received by the Company at its Annuity Service Center;

- 100% of Purchase Payments (to Fixed and/or
  Variable Account Options)
  - (MINUS)
  Amount of all prior withdrawals and charges; OR

- The greatest Account Value on any prior
  Contract Anniversary plus any purchase Payments made after such Contract Anniversary.
  - (MINUS)
  Amount of all prior withdrawals and charges made after such Contract Anniversary.

If death occurs at the age of 85 or older, then the Death Benefit during the Purchase Period will be the first bullet point above. However, the charge for the Annual Step-Up Death Benefit will still be deducted.

DURING THE PAYOUT PERIOD

If the Annuitant dies during the Payout Period, your Beneficiary may receive any continuing payments under the Payout Option that you selected. The Payout Options available in the Contract are described in the "Payout Period" section of this prospectus.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of the A.G. Separate Account A Divisions. Our advertising of the past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual Contract. For more information on how TOTAL RETURN PERFORMANCE INFORMATION is calculated, see the Statement of Additional Information.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously or currently are available through other annuity or life insurance contracts. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by the Contract in calculating the Divisions' investment performance.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

The right to name or change a Beneficiary may be subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Owner dies, and there is no Beneficiary, any death benefit will be payable to the Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CANCELLATION -- THE 10 DAY "FREE LOOK"

You may cancel the Contract by returning it to the Company within 10 days after delivery. A longer period will be allowed if required under state law. A refund will be made to you within 7 days after receipt of the Contract within the required period. The refund amount will be your Purchase Payments, adjusted to reflect (1) investment experience and (2) any Fees and Charges which have been deducted. See the "Purchase Period -- Right to Return" and "Purchase
Period -- 1% Bonus" sections in this prospectus.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

  - amend the Contract to conform with substitutions of investments;

  - amend the Contract to comply with tax or other laws;

  - operate A.G. Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;

  - deregister A.G. Separate Account A under the 1940 Act, if registration is no longer required;

  - reflect a change in A.G. Separate Account A or any Division;

  - create new separate accounts;

  - transfer any assets in any Division to another Division, or to one or more separate accounts, or to the One Year Fixed Account;

  - add, combine or remove Divisions in A.G. Separate Account A, or combine A.G. Separate Account A with another separate account;

  - add additional Fixed Account Options;

DIVISIONS -- subaccounts of
A.G. Separate Account A
which represent the Variable
Account Options in the
Contract. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

CONTRACT OWNER -- the person
entitled to the ownership rights
as stated in this prospectus.

A.G. SEPARATE
ACCOUNT A -- a segregated
asset account established by
the Company under the Texas
Insurance Code. The purpose
of A.G. Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

--------------------------------------------------------------------------------

  - make any new Division available to you on a basis we determine;

  - change the way in which certain fees are calculated and deducted, without changing the amount of the fee itself;

  - commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state law that applies; or

  - make any changes required to comply with the rules of any Fund.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

DEFERRING PAYMENTS

We reserve the right to defer payment of any surrender, payout payment, or death proceeds out of the Account Value if:

  - the New York Stock Exchange is closed other than for customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;

  - the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Account Value; or

  - the SEC by order permits the delay for the protection of Contract Owners.

We may also postpone transfers and allocations of Account Value under these circumstances.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About A.G. Separate Account A" section of this prospectus, A.G. Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Contract Owner, you may be entitled to give voting instructions to us as to how A.G. Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct A.G. Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if the Contract was issued in connection with a nonqualified, unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

During Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During Payout Period or After a Death
Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in the Contract may have a number of shareholders including A.G. Separate Account A, the Company, and other affiliated and unaffiliated insurance company separate accounts.

A.G. Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Contract Owners invested in that Fund entitled to give instructions at that shareholder meeting. A.G. Separate Account A will vote the shares of the Funds it holds for which it receives no voting instructions in the same proportion as

--------------------------------------------------------------------------------

the shares for which voting instructions have been received.

The Company will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from Contract Owners.

In the future, we may decide how to vote the shares of the Company or A.G. Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The Contract provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under the "Premium Tax Charge"
section in this prospectus. Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPES OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or a Section 408(b) IRA or is instead a Non-Qualified Contract. The Contract is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 408(b) individual retirement annuities.

The foregoing Contracts are "Qualified Contracts." Certain series of the Contract may also be available through a nondeductible Section 408A "Roth" individual retirement annuity.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, the Contract is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax adviser.

Purchase Payments under the Contract can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service ("IRS") indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity contract for federal income tax purposes. If imposed, such limitations could be applied to qualified contracts as well as nonqualified contracts, and the Company can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued

--------------------------------------------------------------------------------

under this prospectus. However, the Company has no present indication that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be.

Distributions are taxed differently depending on the program through which the Contract is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to federal income tax. For annuity payments, the investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to federal income tax may also incur an excise tax under the circumstances described in the Statement of Additional Information. Generally, distributions would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

Investment earnings on contributions to Non-Qualified Contracts that are not owned by natural persons will be taxed currently to the Owner, and such Contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from contributions made to:

- A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

- A Nonqualified contract purchased with after-tax contributions (Purchase Payments); and


- Taxable accounts such as savings accounts.


                                  (BAR GRAPH)


                     TAXABLE         NONQUALIFIED CONTRACT         TAX-DEFERRED
                     ACCOUNT         TAX-DEFERRED ANNUITY             ANNUITY
                     -------         ---------------------         ------------
10 Years             $16,325              $ 18,128                   $ 24,171
20 Years              45,560                57,266                     76,355
30 Years              97,917               141,761                    189,015



This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account"); (2) contributing $100 to a Nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur Separate Account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.


Unlike taxable accounts, contributions made to tax-favored retirement programs and Nonqualified contracts generally provide tax-deferred treatment on earnings. In addition, contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.


To further illustrate the advantages of tax-deferred savings using a 25% Federal tax bracket, an annual return (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. THE 8% RETURN ON THE TAX-DEFERRED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

--------------------------------------------------------------------------------

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              PAYCHECK COMPARISON


                             TAX-FAVORED
                             RETIREMENT    TAXABLE
                               PROGRAM     ACCOUNT
                             -----------   -------
Annual amount available for
  savings before federal
  taxes....................    $2,400      $2,400
Current federal income tax
  due on Purchase
  Payments.................         0      $ (600)
Net retirement plan
  Purchase Payments........    $2,400      $1,800



This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Please tear off, complete and return the form below to the Annuity Service Center at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-424-4990.

.................................................................................

Please send me a free copy of the Statement of Additional Information for the Contract.

                             (Please Print or Type)

--------------------------------------------------------------------------------

Name:                                          Policy #
     -----------------------------------------         -------------------------

Address:
        --------------------------------------

Social Security Number:
                       -----------------------

--------------------------------------------------------------------------------

                      (This page intentionally left blank)

                               TABLE OF CONTENTS



                                                   PAGE
                                                   ----
General Information..............................    3
Types of Variable Annuity Contracts..............    3
Variable Annuity Contract General Provisions.....    3
Federal Tax Matters..............................    4
    Economic Growth and Tax Relief Reconciliation
       Oct. 7, 2001..............................    4
    Tax Consequences of Purchase Payments........    5
    Tax Consequences of Distributions............    7
    Special Tax Consequences -- Early
       Distribution..............................    8
    Special Tax Consequences -- Required
       Distributions.............................    9
    Tax-Free Rollovers, Transfers and
       Exchanges.................................   10
Calculation of Surrender Charge..................   11
    Illustration of Surrender Charge on Total
       Surrender.................................   11
    Illustration of Surrender Charge on a 10%
       Partial Surrender Followed by a Full
       Surrender.................................   12
Calculation of MVA Option........................   13
Purchase Unit Value..............................   13
    Illustration of Calculation of Purchase Unit
       Value.....................................   13



                                                   PAGE
                                                   ----
    Illustration of Purchase of Purchase Units...   13
Performance Calculations.........................   14
    Calculation of Current Yield for the Money
       Market I Fund Division....................   14
    Calculation of Effective Yield for the Money
       Market I Fund Division....................   14
    Calculation of Standardized Yield for Bond
       Fund Divisions............................   14
    Calculation of Average Annual Total Return...   15
Payout Payments..................................   16
    Assumed Investment Rate......................   16
    Amount of Payout Payments....................   16
    Payout Unit Value............................   17
    Illustration of Calculation of Payout Unit
       Value.....................................   17
    Illustration of Payout Payments..............   17
Distribution of Variable Annuity Contracts.......   17
Experts..........................................   18
Comments on Financial Statements.................   18

APPENDIX I -- SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------

                                                                   JANUS ASPEN         JANUS ASPEN
                                      AIM V.I.       AIM V.I.         GROWTH          INTERNATIONAL      MFS VIT CAPITAL
                                      CAPITAL      DIVERSIFIED     PORTFOLIO--     GROWTH PORTFOLIO--     OPPORTUNITIES
                                    APPRECIATION      INCOME      SERVICE SHARES     SERVICE SHARES          SERIES
                                    DIVISION 117   DIVISION 118    DIVISION 141       DIVISION 142        DIVISION 143
                                    ------------   ------------   --------------   -------------------   ---------------
PURCHASE UNITS(1)
December 31, 2003
 Purchase Unit Values in Force....     458,784        256,111         171,826             81,647             109,343
 Purchase Unit Values.............    $ 10.040       $ 10.613        $  6.229            $ 6.847            $  6.271
December 31, 2002
 Purchase Unit Values in Force....     508,872        275,418         143,504             98,962              94,261
 Purchase Unit Values.............    $  7.862       $  9.853        $  4.804            $ 5.162            $  4.993
December 31, 2001
 Purchase Unit Values in Force....     565,469        343,758         110,290             78,557              68,795
 Purchase Unit Values.............    $ 10.541       $  9.769        $  6.650            $ 7.051            $  7.202
December 31, 2000
 Purchase Unit Values in Force....     533,262        273,246           3,868              2,615               2,914
 Purchase Unit Values.............    $ 13.936       $  9.565        $  8.981            $ 9.341            $  9.544
November 15, 2000
 Purchase Unit Values in Force....
 Purchase Unit Values.............    $     --       $     --        $ 10.000            $10.000            $ 10.000
December 31, 1999
 Purchase Unit Values in Force....     263,916        143,977              --                 --                  --
 Purchase Unit Values.............    $ 15.864       $  9.633        $     --            $    --            $     --
December 23, 1999
 Purchase Unit Values in Force....          --             --              --                 --                  --
 Purchase Unit Values.............          --             --              --                 --                  --
December 31, 1998
 Purchase Unit Values in Force....       2,550          2,249              --                 --                  --
 Purchase Unit Values.............    $ 11.125       $  9.961              --                 --                  --
November 23, 1998
 Purchase Unit Values in Force....          --             --              --                 --                  --
 Purchase Unit Values.............    $  9.996       $  9.878        $     --            $    --            $     --


                                    VALIC CO. I    VALIC CO. I    VALIC CO. II
                                     GOVERNMENT      GROWTH &      HIGH YIELD
                                     SECURITIES       INCOME          BOND
                                    DIVISION 138   DIVISION 134   DIVISION 147
                                    ------------   ------------   ------------
PURCHASE UNITS(1)
December 31, 2003
 Purchase Unit Values in Force....    1,066,805        863,408       45,204
 Purchase Unit Values.............   $   14.810     $   13.137      $12,477
December 31, 2002
 Purchase Unit Values in Force....    1,410,001      1,016,827       34,960
 Purchase Unit Values.............   $   14.850     $   10.862      $ 9.736
December 31, 2001
 Purchase Unit Values in Force....    1,447,442      1,161,341       25,788
 Purchase Unit Values.............   $   13.443     $   14.037      $10.057
December 31, 2000
 Purchase Unit Values in Force....    1,372,638      1,262,262          617
 Purchase Unit Values.............   $   12.769     $   15.834      $ 9.623
November 15, 2000
 Purchase Unit Values in Force....
 Purchase Unit Values.............   $       --     $       --      $10.000
December 31, 1999
 Purchase Unit Values in Force....    1,390,591      1,317,110           --
 Purchase Unit Values.............   $   11.470     $   18.014      $    --
December 23, 1999
 Purchase Unit Values in Force....    1,415,677      1,309,712           --
 Purchase Unit Values.............   $    11.47     $    17.60           --
December 31, 1998
 Purchase Unit Values in Force....           --             --           --
 Purchase Unit Values.............           --             --           --
November 23, 1998
 Purchase Unit Values in Force....           --             --           --
 Purchase Unit Values.............   $       --     $       --      $    --


------------

(1) The Selected Purchase Unit Data does not include the purchase of any optional death benefits.

(2) Purchase Unit Value At Date Of Inception.

(3) On December 23, 1999, the mutual funds which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute mutual funds. Accordingly, the Selected Purchase Unit Data for Divisions 1-7 is shown for the period of December 23, 1999 through December 31, 1999 and is based on the new purchase unit values of Divisions 1-7 which were calculated on December 23, 1999. Additionally, we now identify December 23, 1999 as the inception date for the replacement Divisions. See the "About A.G. Separate Account A" section in this prospectus.

--------------------------------------------------------------------------------


 VALIC CO. I    VALIC CO. I                   VALIC CO. II
INTERNATIONAL      MONEY       VALIC CO. I     STRATEGIC     VALIC CO. II    VALIC CO. I
  EQUITIES        MARKET I     STOCK INDEX        BOND       MID CAP VALUE      GROWTH
DIVISION 135    DIVISION 132   DIVISION 133   DIVISION 146   DIVISION 145    DIVISION 151
-------------   ------------   ------------   ------------   -------------   ------------
    350,102        255,508        805,831        110,815        185,518         68,209
   $  9.512       $ 12.331       $ 16.041       $ 13.550       $ 12.440        $ 4.972
    390,455        327,542        884,902        114,447        176,463         79,922
   $  7.441       $ 12.432       $ 12.690       $ 11.505       $  8.801        $ 4.087
    404,541        356,279        980,728         68,652        133,656         61,487
   $  9.293       $ 12.453       $ 16.592       $ 10.945       $ 10.374        $ 5.922
    399,335        233,714        923,386            104          3,425          1,179
   $ 12.080       $ 12.182       $ 19.168       $ 10.032       $ 10.719        $ 8.639
   $     --       $     --       $     --       $  10.00       $  10.00        $ 10.00
    405,200        367,475        948,596             --             --             --
   $ 14.814       $ 11.654       $ 21.445       $     --       $     --        $    --
    407,306        386,087        943,866             --             --             --
   $  14.27       $  11.64       $  20.97       $     --       $     --        $    --
         --             --             --             --             --             --
   $     --       $     --       $     --       $     --       $     --        $    --
         --             --             --             --             --             --
   $     --       $     --       $     --       $     --       $     --        $    --


------------

(3) On December 23, 1999, the mutual funds in which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute mutual funds. Accordingly, the Selected Purchase Unit Data for Divisions 1-7 is shown for the period of December 23, 1999 through December 31, 1999 and is based on the new purchase unit values of Divisions 1-7 which were calculated on December 23, 1999. Additionally, we now identify December 23, 1999 as the inception date for the replacement Divisions. See the "About A.G. Separate Account A" section in this prospectus.

Financial statements of A.G. Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown.

--------------------------------------------------------------------------------


                                                                                                                     OPPENHEIMER
                                          VALIC CO. I          OPCAP            OPPENHEIMER        OPPENHEIMER       MAIN STREET
                                           SCIENCE &          MANAGED             CAPITAL              HIGH            GROWTH &
                                           TECHNOLOGY        PORTFOLIO        APPRECIATION/VA       INCOME/VA         INCOME/VA
                                          DIVISION 144      DIVISION 139       DIVISION 112        DIVISION 114      DIVISION 111
                                          ------------      ------------      ---------------      ------------      ------------
PURCHASE UNITS(1)
December 31, 2003
 Purchase Unit Values in Force..........     112,137          1,250,289           718,257             273,109          1,233,050
 Purchase Unit Values...................    $  4.168         $   16.204          $ 11.664            $ 11.556         $   10.042
December 31, 2002
 Purchase Unit Values in Force..........     115,630          1,399,143           781,319             281,951          1,309,561
 Purchase Unit Values...................    $  2.791         $   13.498          $  9.034            $  9.455         $    8.032
December 31, 2001
 Purchase Unit Values in Force..........      85,396          1,604,376           833,068             311,386          1,455,720
 Purchase Unit Values...................    $  4.734         $   16.470          $ 12.527            $  9.825         $   10.038
December 31, 2000
 Purchase Unit Values in Force..........       3,332          1,547,167           628,004             203,317          1,145,141
 Purchase Unit Values...................    $  8.164         $   17.568          $ 14.534            $  9.772         $   11.333
November 15, 2000
 Purchase Unit Values in Force..........
 Purchase Unit Values...................    $ 10.000
December 31, 1999
 Purchase Unit Values in Force..........                      1,795,075           318,642             125,894            562,532
 Purchase Unit Values...................                     $   16.234          $ 14.773            $ 10.296         $   12.599
December 23, 1999
 Purchase Unit Values in Force..........                      1,800,114                --                  --                 --
 Purchase Unit Values...................                     $    16.04          $     --            $     --         $       --
December 31, 1998
 Purchase Unit Values in Force..........          --                 --             1,662               1,792              6,629
 Purchase Unit Values...................          --                 --          $ 10.577            $ 10.012         $   10.499
November 23, 1998
 Purchase Unit Values in Force..........                             --                --                  --                 --
 Purchase Unit Values...................                     $       --          $  9.573            $  9.936         $   10.011


------------

(1) The Selected Purchase Unit Data does not include the purchase of any optional death benefits.

(2) Purchase Unit Value At Date Of Inception.

(3) On December 23, 1999, the mutual funds in which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute mutual funds. Accordingly, the Selected Purchase Unit Data for Divisions 1-7 is shown for the period of December 23, 1999 through December 31, 1999 and is based on the new purchase unit values of Divisions 1-7 which were calculated on December 23, 1999. Additionally, we now identify December 23, 1999 as the inception date for the replacement Divisions. See the "About A.G. Separate Account A" section in this prospectus.

--------------------------------------------------------------------------------


OPPENHEIMER                         PUTNAM VT                              TEMPLETON
MAIN STREET       PUTNAM VT         DISCOVERY                               FOREIGN       VAN KAMPEN
   SMALL        GLOBAL EQUITY      GROWTH FUND     TEMPLETON DEVELOPING    SECURITIES    LIT EMERGING
   CAP/VA      CLASS IB SHARES   CLASS IB SHARES    MARKETS SECURITIES      CLASS 2         GROWTH
DIVISION 113    DIVISION 149      DIVISION 148     CLASS 2 DIVISION 115   DIVISION 116   DIVISION 136
------------   ---------------   ---------------   --------------------   ------------   ------------
   252,075          36,218            84,733              72,312             174,369        690,881
  $ 15.045         $ 6.112           $ 5.188             $13.709            $ 10.323       $ 18.001
   270,490          44,163            96,661              86,857             188,788        783,530
  $ 10.569         $ 4.797           $ 3.986             $ 9.088            $  7.918       $ 14.336
   274,678          38,471            73,749              95,374             199,041        879,285
  $ 12.723         $ 6.269           $ 5.741             $ 9.231            $  9.861       $ 21.537
   244,322                             3,919              86,818             189,296        887,930
  $ 12.952                           $ 8.413             $10.186            $ 11.907       $ 31.887
                   $10.000           $10.000
    94,772                                                46,150              88,398        814,202
  $ 16.085                                               $15.200            $ 12.369       $ 35.992
        --                                                    --                  --        809,405
  $     --                                               $    --            $     --       $  34.30
     2,973              --                --                  --                 360             --
  $ 11.131         $    --           $    --             $10.095            $ 10.179       $     --
        --                                                    --                  --             --
  $ 10.079                                               $10.229            $ 10.091       $     --


------------

(1) The Selected Purchase Unit Data does not include the purchase of any optional death benefits.

(2) Purchase Unit Value At Date Of Inception.

(3) On December 23, 1999, the mutual funds in which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute mutual funds. Accordingly, the Selected Purchase Unit Data for Divisions 1-7 is shown for the period of December 23, 1999 through December 31, 1999 and is based on the new purchase unit values of Divisions 1-7 which were calculated on December 23, 1999. Additionally, we now identify December 23, 1999 as the inception date for the replacement Divisions. See the "About A.G. Separate Account A" section in this prospectus.

(4) Effective May 1, 2000 the Templeton Developing Markets Fund merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Accordingly, the Templeton Developing Markets Fund was renamed the Templeton Developing Markets Securities Fund. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton Developing Markets Fund.

(5) Effective May 1, 2002, the Templeton International Securities Fund changed its name to the Templeton Foreign Securities Fund. Accordingly, the Templeton International Securities Fund was renamed the Templeton Foreign Securities Fund. Effective May 1, 2000 the Templeton International Fund merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the Templeton International Fund was renamed the Templeton International Securities Fund. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton International Fund.

Financial statements of A.G. Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                      CONTACT THE ANNUITY SERVICE CENTER:
                               205 E. 10TH AVENUE
                             AMARILLO, TEXAS 79101
                                 1-800-424-4990

                      PURCHASE PAYMENTS SHOULD BE SENT TO:
                         AIG ANNUITY INSURANCE COMPANY
                                 P.O. BOX 5429
                    BOSTON, MA 02206-5429 (IF SENT BY MAIL)

                                       OR

                      STATE STREET BANK AND TRUST COMPANY
                             ATTENTION LOCK BOX A3W
                              1776 HERITAGE DRIVE
             NORTH QUINCY, MA 02171 (IF SENT BY OVERNIGHT DELIVERY)

                         AIG ANNUITY INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-424-4990
                FOR UNIT VALUE INFORMATION CALL: 1-800-424-4990
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-424-4990
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                          (LOGO)

AIG ANNUITY INSURANCE COMPANY
2929 ALLEN PARKWAY, HOUSTON TX 77019
ELITEPLUS(R) BONUS VARIABLE ANNUITY

Contract Form Number VA 61-94

Issued by AIG Annuity Insurance Company

ElitePlus(R) Bonus Variable Annuity is distributed by American General Distributors, Inc., member NASD. American General Distributors, Inc., is known in Florida and Illinois as American General Financial Distributors of Florida, Inc., and American General Financial Distributors of Illinois, Inc., respectively.



                                                              EPB 13108 VER 5/04

[AMERICAN GENERAL FINANCIAL GROUP LOGO]

                                                                          (LOGO)

AIG ANNUITY INSURANCE COMPANY
MEMBER AMERICAN INTERNATIONAL GROUP, INC.
2929 ALLEN PARKWAY, HOUSTON, TX 77019
ASSOCIATED LIFESTAGE VARIABLE ANNUITY
                                                                     [IMSA LOGO]
Contract Form Number VA 61-94

Issued by AIG Annuity Insurance Company

Associated LifeStage Variable Annuity is distributed by American General Distributors, Inc., member NASD. American General Distributors, Inc., is known in Florida and Illinois as American General Financial Distributors of Florida, Inc., and American General Financial Distributors of Illinois, Inc., respectively.

                          AIG ANNUITY INSURANCE COMPANY

                             A.G. SEPARATE ACCOUNT A
                    UNITS OF INTEREST UNDER FLEXIBLE PREMIUM
            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                       ELITEPLUS(R) BONUS VARIABLE ANNUITY
         --------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
         --------------------------------------------------------------


                                 FORM N-4 PART B
                                   MAY 1, 2004



This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for the Individual Flexible Premium Fixed and Variable Deferred Annuity Contracts dated May 1, 2004 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing AIG Annuity Insurance Company ("Company"), at 205 E. 10th Avenue, Amarillo, Texas 79101; 1-800-424-4990. Prospectuses are also available from registered sales representatives.

                                TABLE OF CONTENTS


General Information                                                                                           3
Types of Variable Annuity Contracts                                                                           3
Variable Annuity Contract General Provisions                                                                  3
Federal Tax Matters                                                                                           4
         Economic Growth and Tax Relief Reconciliation Act of 2001                                            5
         Tax Consequences of Purchase Payments                                                                5
         Tax Consequences of Distributions                                                                    8
         Special Tax Consequences - Early Distribution                                                       10
         Special Tax Consequences - Required Distributions                                                   11
         Tax Free Rollovers, Transfers and Exchanges                                                         13
Calculation of Surrender Charge                                                                              14
         Illustration of Surrender Charge on Total Surrender                                                 14
         Illustration of Surrender Charge on a 10% Partial Surrender Followed by a Full Surrender            14
Calculation of MVA Option                                                                                    15
Purchase Unit Value                                                                                          16
         Illustration of Calculation of Purchase Unit Value                                                  16
         Illustration of Purchase of Purchase Units                                                          16
Performance Calculations                                                                                     16
         Calculation of Current Yield for the Money Market I Fund Division                                   16
         Calculation of Effective Yield for the Money Market I Fund Division                                 17
         Calculation of Standardized Yield for Bond Fund Divisions                                           17
         Calculation of Average Annual Total Return                                                          17
Payout Payments                                                                                              18
         Assumed investment Rate                                                                             18
         Amount of Payout Payments                                                                           19
         Payout Unit Value                                                                                   19
         Illustration of Calculation of Payout Unit Value                                                    20
         Illustration of Payout Payments                                                                     20
Distribution of Variable Annuity Contracts                                                                   20
Experts                                                                                                      20
Comments on Financial Statements                                                                             21

                               GENERAL INFORMATION

THE COMPANY

         AIG Annuity Insurance Company develops, markets, and issues annuity products through niche distribution channels. We market single-premium deferred annuities to the savings and retirement markets, flexible-premium deferred annuities to the tax-qualified retirement market, and single-premium immediate annuities to the structured settlement and retirement markets. The Company distributes its annuity products primarily through financial institutions, general agents and specialty brokers. On March 1, 2002, the Company changed its name from American General Annuity Insurance Company to AIG Annuity Insurance Company.




                       TYPES OF VARIABLE ANNUITY CONTRACTS

         The Contracts are no longer offered for sale. Previously, the Company offered flexible payment deferred annuity Contracts.

         Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract. Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

         The majority of these Contracts were sold to individuals through financial institutions in the Non-Qualified market. A smaller number of these contracts were sold in the Qualified market through 403(b) plans and certain IRA situations.

         The Contracts are non-participating and will not share in any of the profits of the Company.

                  VARIABLE ANNUITY CONTRACT GENERAL PROVISIONS

         THE CONTRACT: The entire Contract consists of the Contract, the Application, if any, and any riders or endorsements attached to the Contract. The Contract may be changed or altered only by an authorized officer of the Company. A change or alteration must be made in writing.

         MISSTATEMENT OF AGE OR SEX: If the Age or sex of any Annuitant has been misstated, any Annuity benefits payable will be the Annuity benefits provided by the correct Age or sex. After Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.

         MODIFICATION: The Contract may be modified in order to maintain compliance with applicable state and federal law. When required, the Company will obtain the Owner's approval of changes and gain approval from appropriate regulatory authorities.

         NON-PARTICIPATING: The Contract will not share in any distribution of dividends.

         EVIDENCE OF SURVIVAL: The Company may require satisfactory evidence of continued survival of any person(s) on whose life Annuity Payments are based.

         PROOF OF AGE: The Company may require evidence of Age of any Annuitant or Owner.

         PROTECTION OF PROCEEDS: To the extent permitted by law, death benefits and Annuity Payments shall be free from legal process and the claim of any creditor if the person is entitled to them under the Contract. No payment and no amount under the Contract can be taken or assigned in advance of its payment date unless the Company receives the Owner's written consent.

         REPORTS: At least once each calendar year, the Company will furnish the Owner with a report showing the Contract Value as of a date not more than four months prior to the date of mailing, and will provide any other information as may be required by law. Reports will be sent to the last known address of the Owner.

         TAXES: Any taxes paid to any governmental entity relating to the Contract will be deducted from the Purchase Payment or Contract Value when incurred. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Separate Account; receipt by the Company of the Purchase Payments; or commencement of Annuity Payments. The Company may, in its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company will deduct any withholding taxes required by applicable law.

         REGULATORY REQUIREMENTS: All values payable under the Contract, including any paid-up annuity, cash withdrawal or death benefits that may be available, will not be less than the minimum benefits required by the laws and regulations of the state in which the Contract is delivered.


--------------------------------------------------------------------------------
                               FEDERAL TAX MATTERS
--------------------------------------------------------------------------------


Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances.



    This Section summarizes the major tax consequences of contributions, payments, and withdrawals under Portfolio Director, during life and at death.



    It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended ("Code" or IRC") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. In 1999, the Internal Revenue Service ("IRS") confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.



    In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

    It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.



    For Non-Qualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts will be offered only to non-natural persons pursuant to the meaning of
Section 72 of the Code. Investment earnings on contributions to Non-Qualified Contracts that are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts as agents for an individual).



ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001



    For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increases the amount of allowable contributions to and expands the range of eligible tax-free rollover distributions that may be made among Qualified Contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, the laws of some states do not recognize all of the benefits of EGTRRA for purposes of applying state income tax laws.


TAX CONSEQUENCES OF PURCHASE PAYMENTS


    403(b) Annuities. Purchase Payments made by Section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions.



    For 2004, your voluntary salary reduction contributions are generally limited to $13,000, although additional, "catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to $41,000, or up to 100% of salary. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.



    401(a) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee generally are made on an after-tax basis, unless eligible for pre-tax treatment by reason of Code Sections 401(k) or 414(h).

    408(b) Individual Retirement Annuities ("408(b) IRAs" or "Traditional IRAs"). For 2004. annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $3,000 or 100% of compensation ($3,500 if you are age 50 or older), and generally fully deductible only by individuals who:




(i) are not active participants in another retirement plan, and are not married;

(ii) are not active participants in another retirement plan, are married, and either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000.

(iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $45,000 or less; or

(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $65,000 or less.




    Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $6,000 or 100% of the working spouse's earned income, and no more than $3,000 may be contributed to either spouse's IRA for any year. The $6,000 limit increases to $7,000 if each spouse is age 50 or older ($500 each).



    You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:



(i) the lesser of $3,000 ($3,500 if you are age 50 or older; $6,000 for you and your spouse's IRAs, or $7,000 if you are both age 50 or older) or 100% of compensation, over



(ii)     your applicable IRA deduction limit.



    You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.



    408A Roth Individual Retirement Annuities ("408A Roth IRAs" or "Roth IRAs"). For 2004, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $3,000 or 100% of compensation ($3,500 if you are age 50 or older), and a full contribution may be made only by individuals who:

(i)      are unmarried and have adjusted gross income of $95,000 or less; or

(ii) are married and filing jointly, and have adjusted gross income of $150,000 or less.



    The available nondeductible 408A "Roth" IRA contribution is reduced proportionately to zero where modified AGI is between $150,000 and $160,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $160,000. Similarly, the contribution is reduced for those who are single with modified AGI between $95,000 and $110,000, with no contribution for singles with modified AGI over $110,000. Similarly, individuals who are married and filing separately and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.



    All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A "Roth" IRAs must be aggregated for purposes of the annual contribution limit.






    457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to a select group of management or highly compensated employees and/or independent contractors.



    This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2004, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $13,000 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age and age-based catch-up deferrals up to $3,000 are also permitted for individuals age 50 or older.



    The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). ). For plans of non-governmental tax-exempt employers, the employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.



    Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2004, the employer may contribute up to 25% of your compensation or $41,000, whichever is less. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

    Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. The limit for 2000 and 2001 was $10,500, $11,000 in 2002, and $12,000 for 2003. This limit increases $1,000 each year until it reaches $15,000 in 2006 and is then indexed and may be increased in future years in $500 increments. Such plans if established by December 31, 1996, may still allow employees to make these contributions.



    SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2004, employee salary reduction contributions cannot exceed $9,000. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.



    Non-Qualified Contracts. Purchase Payments made under Non-Qualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit Value of a Non-Qualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, (except for trusts as agent for an individual) however, are currently taxable on any increase in the Purchase Unit Value attributable to Purchase Payments made after February 28, 1986 to such Contracts.



    Unfunded Deferred Compensation Plans. Private taxable employers may establish unfunded, non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.



    An unfunded, deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private taxable employers that are not natural persons, however, are currently taxable on any increase in the Purchase Unit Value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.


TAX CONSEQUENCES OF DISTRIBUTIONS


    403(b) Annuities. Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

(1)      attainment of age 59  1/2;

(2)      separation from service;

(3)      death;

(4)      disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

    Similar restrictions will apply to all amounts transferred from a Code
Section 403(b)(7) custodial account other than rollover contributions.



    Distributions are taxed as ordinary income to the recipient in accordance with Code Section 72.



    401(a) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986.



    408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers or conversions completed in 1998 were generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.



    408A Roth IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A "Roth" IRA. Qualified distributions may be subject to state income tax in some states. Non-Qualified distributions are generally taxable to the extent that the distribution exceeds purchase payments.



    457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.



    Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.



    Non-Qualified Contracts. Partial redemptions from a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a Non-Qualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.



    When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.


SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION


    403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Taxable distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:


(1)      death;

(2)      disability;


(3) separation from service after a participant reaches age 55 (only applies to 403(b), 401(a), 403(a));



(4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that last the later of 5 years or until the participant attains age 59 1/2, and



(5) distributions that do not exceed the employee's tax deductible medical expenses for the taxable year of receipt.



Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 25% penalty, rather than a 10% penalty.



Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:



(1) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer; and

(2) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

(3) distributions to cover certain medical care or long term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.



    408A Roth IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to an additional 10% penalty tax if within five years of the rollover/conversion.



    457 Plans. Distributions generally may be made under an EDCP prior to separation from service only for unforeseeable emergencies, or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.



    Non-Qualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a Non-Qualified Contract, unless the distribution is:



(1)       to a Beneficiary on or after the Contract Owner's death;

(2)       upon the Contract Owner's disability;

(3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;

(4)       made under an immediate annuity contract, or

(5)       allocable to Purchase Payments made before August 14, 1982.


SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS


    403(b) Annuities. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under a uniform table reflecting the joint life expectancy of the participant and a beneficiary 10 years younger than the participant, or if the Participant's spouse is the sole beneficiary and is more than 10 years younger than the participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

    Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:



(i)  must begin to be paid when the Participant attains age 75; and

(ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").



    The 50% rule will not apply if a Participant's spouse is the joint annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of
Section 403(b)(10).



    At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period no longer than the oldest designated beneficiary's life expectancy.

    A participant generally may aggregate his or her 403(b) contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the plan, contract, or account otherwise provides.

    401(a) and 403(a) Qualified Plans. Minimum distribution requirements for Qualified Plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

    408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

(1)      there is no exception for pre-1987 amounts; and

(2) there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

    A participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

    408A "Roth" IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the owner's lifetime, but generally do apply at the owner's death.

    A beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

    457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.

    Non-Qualified Contracts. Non-Qualified Contracts do not require commencement of distributions at any particular time during the Owner's lifetime, and generally do not limit the duration of annuity payments.

    At the Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Owner is not a natural person, if the Annuitant dies or is changed.



TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES

    PLEASE SEE THE EGTRRA INFORMATION ABOVE.

    403(b) Annuities. Tax-free transfers between 403(b) annuity contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs 401(a)/403(a) Qualified plans and governmental EDCPs, are permitted under certain circumstances.

    401(a) and 403(a) Qualified Plans. The taxable portion of certain distributions may be rolled over tax free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP.

    408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a) or 403(a) Qualified Plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any twelve-month period.

    408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A Roth IRA by individuals who:

(i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

(ii)     are not married filing separately.

    Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A "Roth" IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

    408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

    457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/403(a) Qualified Plans, or 408(b) IRAs are permitted under certain circumstances.

    Non-Qualified Contracts. Certain of the Non-Qualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity contract for another is a tax-free transaction under Section 1035, provided that the requirements of that Section are satisfied. However, the exchange is reportable to the IRS.

                         CALCULATION OF SURRENDER CHARGE

         The surrender charge is discussed in the Prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER


                             TRANSACTION HISTORY
  DATE                             TRANSACTION                     AMOUNT
 ------              ------------------------------------         --------
 2/1/96              Purchase Payment                             $10,000
 2/1/97              Purchase Payment                               5,000
 2/1/98              Purchase Payment                              15,000
 2/1/99              Purchase Payment                               2,000
 2/1/00              Purchase Payment                               3,000
 2/1/01              Purchase Payment                               4,000
 2/1/01              Purchase Payment                               1,000
                                                                   ------
 7/1/01              Total Purchase Payments                       40,000
                     (Assumes Account Value is $50,000)

         Assume the Account Value at the time of full withdrawal is $50,000 (7/1/01), and the Account Value on the previous anniversary (2/1/98) was $45,000. 10% of $45,000 ($4,500) is not subject to Surrender Charge. Assume that the 1% Bonus has not been credited to any Purchase Payments.

         The total Surrender Charge is:

         (10,000 -- 4,500) * 1% + 5,000 * 2% + 15,000 * 3% + 2,000 * 4% + 3,000
* 5% + 4,000 * 5% + 1,000 * 5% = $1,085*

ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL SURRENDER

              TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)
  DATE                              TRANSACTION                       AMOUNT
 ------       ---------------------------------------------------     -------
 2/1/96              Purchase Payment                                 $10,000
 2/1/97              Purchase Payment                                   5,000
 2/1/98              Purchase Payment                                  15,000
 2/1/99              Purchase Payment                                   2,000
 2/1/00              Purchase Payment                                   3,000
 2/1/01              Purchase Payment                                   4,000
 2/1/01              Purchase Payment                                   1,000
                                                                        -----
 7/1/01              10% Partial Surrender                              4,000
                     (Assumes Account Value is $40,000)
 8/1/01              Full Surrender

         a. Since this is the first partial surrender in this participant year, calculate free withdrawal amount (10% of the value as of 2/1/01).

                           10% * 40,000 = $4,000 (no charge on this 10%
                           withdrawal)

         b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated is $40,000 -- $4,000 = $36,000

         c.       The Surrender Charge is

                           (10,000 -- 4,000) * 1% + 5,000 * 2% + 15,000 * 3% +
                           2,000 * 4% + 3,000 * 5% + 4,000 * 5% + 1,000 * 5% =
                           $1,090.*

         d.       Assume that the $30 Account Maintenance Charge does not apply.

         e. Assume that the 1% Bonus has not been credited to any Purchase Payments.

----------

* These calculations refer to the following surrender charge table:

      NUMBER OF YEARS SINCE               CHARGE AS PERCENTAGE OF
     DATE OF PURCHASE PAYMENT           PURCHASE PAYMENT WITHDRAWN
     ------------------------           --------------------------
                1                                   5%
                2                                   5%
                3                                   5%
                4                                   4%
                5                                   3%
                6                                   2%
                7                                   1%
                8+                                  0%

                            CALCULATION OF MVA OPTION

         The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.

         The market value adjustment is determined by the formula below, using the following factors:

         $ A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;

         $ B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;

         $ N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and

         $ The index rates for A and B will be the U.S. Treasury Yield as quoted by Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.

         The market value adjustment will equal:

         The amount surrendered or transferred out prior to the end of the MVA term multiplied by:

                          [(1+A)/(1+B+0.005)](N/12)--1

         The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.

         Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

         We guarantee that any reduction in the amount withdrawn or transferred will not be below the amount initially invested in the MVA Band plus the lowest minimum interest rate applicable to any of the Fixed Account Options offered under the Contract.

                               PURCHASE UNIT VALUE

         The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

1. Purchase Unit value, beginning of period                                         $   1.800000
2. Value of Fund share, beginning of period                                         $  21.200000
3. Change in value of Fund share                                                    $    .500000
4. Gross investment return (3))(2)                                                       .023585
5. Daily separate account fee*                                                           .000025
                                                                                    ------------
 *Mortality and expense risk fee and administration and distribution fee of
 0.90% per annum used for illustrative purposes (assumes that no optional separate account charges are deducted).
6. Net investment return (4)--(5)                                                        .023560
                                                                                    ------------
7. Net investment factor 1.000000+(6)                                                   1.023560
                                                                                    ------------
8. Purchase Unit value, end of period (1)H(7)                                           1.842408
                                                                                    ------------

ILLUSTRATION OF PURCHASE OF PURCHASE UNITS

1. First Periodic Purchase Payment                                                     $   100.00
2. Purchase Unit value on effective date of purchase (see Example 3)                   $ 1.800000
3. Number of Purchase Units purchased (1))(2)                                              55.556
4. Purchase Unit value for valuation date following purchase (see Example 3)           $ 1.842408
                                                                                       ----------
5. Value of Purchase Units in account for valuation date following
   purchase (3)H(4)                                                                    $   102.36
                                                                                       ----------


                            PERFORMANCE CALCULATIONS


CALCULATION OF CURRENT YIELD FOR MONEY MARKET I FUND DIVISION

         The current yield quotation is based on a seven day period. It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.

CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET I FUND DIVISION


         An effective yield quotation is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) (365/7)] --1


CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS


         The standardized yield quotation is based on a 30-day period and is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                        YIELD = 2 [(a -- b + 1)(6) -- 1]
                                     ------
                                       cd
Where:

         a = net investment income earned during the period by the Fund attributable to shares owned by the Division

         b = expenses accrued for the period (net of reimbursements)

         c = the average daily number of Purchase Units outstanding during the period

         d = the maximum offering price per Purchase Unit on the last day of the period

         Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN


         Average Annual Total Return quotations for 1, 5, and 10 year periods are computed by finding the average annual compounded rates of over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                P (1+T)(n) = ERV
         Where:

         P =      a hypothetical initial Purchase Payment of $1,000

         T =      average annual total return

         n =      number of years

         ERV = redeemable value at the end of the 1, 5 or 10 year periods of a hypothetical $1,000 Purchase Payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof)

         The Company may advertise standardized average annual total return which, includes the surrender charge of up to 7% of Gross Purchase Payments as well as non-standardized average annual total returns and non-standardized cumulative returns, which do not include a surrender charge or maintenance fee.

         There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

Variable Option Name Changes

      OCCAT Managed Portfolio changed its name to PIMCO Advisors Variable Investment Trust OpCap Managed Portfolio effective March 14, 2003. Putnam VT Global Equity Fund was formerly known as Putnam VT Global Growth Fund. Effective April 30, 2003, Putnam VT Voyagers Fund II changed its name to Putnam VT Discovery Growth Fund.

      The Janus Aspen Series-Service Shares commenced operations on December 31, 1999. The returns shown reflect the historical performance of a different class of shares (the Institutional Shares) prior to December 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The percentage show the change in performance from year-to-year during the period indicated. The Portfolios do not impose any sales or other charges that would affect performance computations. Each Portfolio's past performance does not necessarily indicate how it will perform in the future.

      On September 16, 1994, an investment company which had commenced operations on August 1, 1988 then called Quest For Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "New Trust"), at which time the New Trust commenced operations. The total assets of the Managed Portfolio immediately after the transaction were $682,601,380 with respect to the Old Trust and $51,345,102 with respect to the New Trust. For the period prior to September 16, 1994, the performance figure for the Managed Portfolio reflects the performance of the corresponding Managed Portfolio of the Old Trust.

      Effective May 1, 2000 the Templeton Developing Markets Fund (previously offered under the Contract) merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Developing Markets Fund. Additionally, performance for Class 2 shares reflects a blended figure, combining: (a) for periods prior to Class 2's inception of May 1, 1997, historical results of Class 1 shares; and (b) for periods after May 1, 1997, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.

      Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund. Additionally, performance for Class 2 shares reflects a blended figure, combining: (a) for periods prior to Class 2's inception of May 1, 1997, historical results of Class 1 shares; and (b) for periods after May 1, 1997, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.





                                 PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

         The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of A.G. Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

         The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

         The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%.

         The portion of the first monthly variable payout payment derived from a Division of A.G. Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

         In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3% or other Assumed Investment Rate referred to above.

         Therefore, the dollar amount of variable payout payments after the first will vary with the amount by which the net investment return is greater or less than 3% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

         Each deferred Contract provides that, when fixed payout payments are to be made under one of the first three payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

         The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

         The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

          1. Payout Unit value, beginning of period                                         $  .980000
          2. Net investment factor for Period (see Example 3)                                 1.023558
          3. Daily adjustment for 3% Assumed Investment Rate                                   .999906
          4. (2)H(3)                                                                          1.023462
          5. Payout Unit value, end of period (1)H(4)                                       $ 1.002993


                         ILLUSTRATION OF PAYOUT PAYMENTS

          1. Number of Purchase Units at Payout Date                                              10,000.00
          2. Purchase Unit value (see Example 3)                                                $  1.800000
          3. Account Value of Contract (1)H(2)                                                  $ 18,000.00
          4. First monthly Payout Payment per $1,000 of Account Value                           $      5.63
          5. First monthly Payout Payment (3)H(4))1,000                                         $    101.34
          6. Payout Unit value (see Example 10)                                                 $   .980000
          7. Number of Payout Units (5))(6)                                                         103.408
          8. Assume Payout Unit value for second month equal to                                 $   .997000
          9. Second monthly Payout Payment (7)H(8)                                              $    103.10
         10. Assume Payout Unit value for third month equal to                                  $   .953000
         11. Third monthly Payout Payment (7)H(10)                                              $     98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

         The Company has qualified the Contracts for sale in 47 states and the District of Columbia.

         The Contracts have been sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). In some cases the broker-dealers are exempt from registration. The principal underwriter for A.G. Separate Account A is American General Distributors, Inc. ("Distributor"). Distributor was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, the Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. Distributor is a Delaware corporation organized in 1994 and is a member of the NASD.

         The broker-dealers whose agents sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. The Company may from time to time pay a trail commission to the licensed agents who sell the Contracts. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.)


         Pursuant to its underwriting agreement with Distributor and A.G. Separate Account A, the Company reimburses Distributor for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 2001, 2002, and 2003 were $6,144,419, $250,806, and $126,724, respectively. The
Distributor retained $0 in Commissions for these same years.

                                     EXPERTS

         In 2002, due to AIG's acquisition of AIG Annuity Insurance Company and its affiliated companies, AIG Annuity Insurance Company changed its independent auditor from Ernst & Young LLP ("E&Y") located at 1401 McKinney Street, Suite 1200, 5 Houston Center, Houston, Texas 77010 to PricewaterhouseCoopers LLP ("PWC") located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678. AIG has been using PWC as its corporate-wide auditing firm.

         The consolidated financial statements of AIG Annuity Insurance Company as of December 31, 2003 and 2002 and for the two years then ended and the financial statements of AIG Annuity Insurance Company Separate Account A as of December 31, 2003 and 2002 and for the two years then ended, all included in this registration statement have so been included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



         The consolidated financial statements of the Company for the year ended December 31, 2001, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their respective report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firms as experts in accounting and auditing.

                        COMMENTS ON FINANCIAL STATEMENTS

         The financial statements of AIG Annuity Insurance Company (formerly, American General Annuity Insurance Company) should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.


         The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 2003, and for the year then ended.

                          AIG ANNUITY INSURANCE COMPANY

               INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                                                                         Page
                                                                       Number(s)
                                                                       ---------
Reports of Independent Auditors                                         1 to 2

Consolidated Balance Sheets - December 31, 2003 and 2002                3 to 4

Consolidated Statements of Income and Comprehensive Income
- Years Ended December 31, 2003, 2002 and 2001                          5 to 6

Consolidated Statements of Cash Flows - Years Ended
December 31, 2003, 2002 and 2001                                        7 to 8

Notes to Consolidated Financial Statements                              9 to 34

                         Report of Independent Auditors

To the Board of Directors and Shareholder of AIG Annuity Insurance Company:

In our opinion, the accompanying consolidated balance sheets as of December 31, 2003 and 2002 and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG Annuity Insurance Company and subsidiaries (the "Company") at December 31, 2003 and 2002, and the results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, the Company adopted Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets as of January 1, 2002.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
April 14, 2004

                         Report of Independent Auditors

To the Board of Directors and Shareholder of AIG Annuity Insurance Company:

We have audited the accompanying consolidated statements of income and comprehensive income and cash flows of AIG Annuity Insurance Company and Subsidiaries for the year ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated results of operations and cash flows of AIG Annuity Insurance Company and Subsidiaries for the year ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the consolidated financial statements, in 2001 the Company changed its method of accounting for interest income and the recognition of impairment related to beneficial interests held in an investment portfolio.


                                          /s/ Ernst & Young LLP

Houston, Texas
February 1, 2002

                          AIG ANNUITY INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS

                                               December 31,   December 31,
                                                   2003           2002
                                               ------------   ------------
                                                     (In millions)
ASSETS
Investments and cash:
   Cash and short-term investments             $        142   $        653
   Bonds, notes and redeemable preferred
    stocks:
      Available for sale, at market value
       (amortized cost: December 2003,
       $40,494; December 2002, $31,313)              42,455         32,371
      Trading securities, at market value
       (cost: December 2003, $56)                        64             --
   Mortgage loans                                       406            288
   Policy loans                                          59             65
   Common stocks:
      Available for sale, at market value
       (cost: December 2003, $1; December
       2002, $2)                                          3              3
      Trading securities, at market value
       (cost: December 2003, $2)                          4             --
   Partnerships                                       1,079            888
   Securities lending collateral                      5,724          2,983
   Other invested assets                                 88            279
                                               ------------   ------------
   Total investments and cash                        50,024         37,530
   Variable annuity assets held in separate
    accounts                                            400            354
   Accrued investment income                            553            444
   Deferred acquisition costs and cost of
    insurance purchased                               1,472          1,446
   Goodwill                                             811            830
   Receivable from brokers                              165            126
   Other assets                                           9             12
                                               ------------   ------------
   TOTAL ASSETS                                $     53,434   $     40,742
                                               ============   ============

          See accompanying notes to consolidated financial statements.
                                       3

                          AIG ANNUITY INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS (Continued)

                                               December 31,   December 31,
                                                   2003           2002
                                               ------------   ------------
                                                     (In millions)
LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts
    without life contingencies                 $     37,435   $     28,484
   Reserves for fixed annuity contracts with
    life contingencies                                2,845          2,818
   Securities lending payable                         5,724          2,983
   Payable to brokers                                   265            636
   Income taxes currently payable                       152              3
   Other liabilities                                    381            574
                                               ------------   ------------
   Total reserves, payables and accrued
    liabilities                                      46,802         35,498
Variable annuity liabilities related to
 separate accounts                                      400            354
Deferred income taxes                                   503            387
                                               ------------   ------------
   Total liabilities                                 47,705         36,239
                                               ------------   ------------
Shareholder's equity:
   Common stock                                           3              3
   Additional paid-in capital                         3,985          3,489
   Retained earnings                                  1,052            648
   Accumulated other comprehensive income               689            363
                                               ------------   ------------
   Total shareholder's equity                         5,729          4,503
                                               ------------   ------------
   TOTAL LIABILITIES AND SHAREHOLDER'S
    EQUITY                                     $     53,434   $     40,742
                                               ============   ============

          See accompanying notes to consolidated financial statements.
                                       4

                          AIG ANNUITY INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                          Years Ended December 31,
                                    -------------------------------------
                                       2003        2002          2001
                                    ----------  -----------  ------------
                                               (In millions)
REVENUES:
   Investment income                $    2,510  $     1,983  $      1,625
   Premiums and other
    considerations                          32           50           379
   Fee income                               46           26            26
   Net realized investment losses          (44)        (300)          (84)
                                    ----------  -----------  ------------
   Total revenues                        2,544        1,759         1,946
                                    ----------  -----------  ------------
BENEFITS AND EXPENSES:
   Interest credited to fixed
    annuity contracts without life
    contingencies                        1,322        1,186           986
   Interest credited to fixed
    annuity contracts with life
    contingencies                          191          189           179
   Other insurance policy benefits
    and increase in policy reserves         41           56           367
   General and administrative
    expenses and annual
    commissions, net of deferrals           53           38            32
   Amortization of goodwill                 --           --            23
   Amortization of deferred
    acquisition costs and cost of
    insurance purchased                    318           39           257
                                    ----------  -----------  ------------
   Total benefits and expenses           1,925        1,508         1,844
                                    ----------  -----------  ------------
PRETAX INCOME BEFORE CUMULATIVE
 EFFECT OF ACCOUNTING CHANGE               619          251           102
Income tax expense                         215           87            41
                                    ----------  -----------  ------------
INCOME BEFORE CUMULATIVE EFFECT
 OF ACCOUNTING CHANGE                      404          164            61
Cumulative effect of accounting
 change, net of tax                         --           --           (22)
                                    ----------  -----------  ------------
NET INCOME                          $      404  $       164  $         39
                                    ----------  -----------  ------------

          See accompanying notes to consolidated financial statements.
                                       5

                          AIG ANNUITY INSURANCE COMPANY
  CONSOLIDATED STATEMENTS OF INCOME AND OTHER COMPREHENSIVE INCOME (Continued)

                                          Years Ended December 31,
                                    -------------------------------------
                                       2003        2002          2001
                                    ----------  -----------  ------------
                                               (In millions)
OTHER COMPREHENSIVE INCOME:
   Net unrealized gains on
    investments arising during
    the current period              $      841  $       591  $        366
   Reclassification adjustment
    for net realized losses
    included in net income                  97          318            53
   Net change related to cash
    flow and foreign currency
    hedges                                  (2)          --            --
   Adjustment to deferred
    acquisition costs                     (435)        (442)         (151)
   Income tax benefit (expense), net
    of release of deferred tax
    valuation allowance of $97 in
    2001                                  (175)        (163)            2
                                    ----------  -----------  ------------
OTHER COMPREHENSIVE INCOME                 326          304           270
                                    ----------  -----------  ------------
COMPREHENSIVE INCOME                $      730  $       468  $        309
                                    ==========  ===========  ============

          See accompanying notes to consolidated financial statements.
                                       6

                          AIG ANNUITY INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                          Years Ended December 31,
                                    -------------------------------------
                                       2003        2002          2001
                                    ----------  -----------  ------------
                                               (In millions)
CASH FLOWS FROM OPERATING
 ACTIVITIES:
   Net income                       $      404  $       164  $         39
   Adjustments to reconcile net
    income to net cash provided by
    operating activities:
      Cumulative effect of
       accounting change, net
       of tax                               --           --            22
      Interest credited to
       fixed annuity contracts           1,322        1,186           986
      Net realized investment
       losses                               44          300            84
      Equity in income of
       partnerships and other
       invested assets                      (2)          --            --
      Amortization of premium
       and discount on
       securities                          (10)         (27)           (3)
      Amortization of goodwill              --           --            23
      Provision for deferred
       income taxes                        (39)          44            16
   Change in:
      Trading securities, at
       market value                        (68)          --            --
      Accrued investment income           (109)         (96)          (62)
      Deferred acquisition costs
       and cost of insurance
       purchased                          (298)        (517)          (93)
      Reserves for fixed annuity
       contracts with life
       contingencies                        27           51           358
      Income taxes currently
       receivable/ payable                 149            3            (3)
      Other liabilities                    (41)          48           153
      Other, net                            (6)          (5)          (57)
                                    ----------  -----------  ------------
NET CASH PROVIDED BY OPERATING
 ACTIVITIES                              1,373        1,151         1,463
                                    ----------  -----------  ------------
CASH FLOWS FROM INVESTING
 ACTIVITIES:
   Purchases and issuances of:
      Bonds, notes and redeemable
       preferred stocks                (22,879)     (17,625)      (13,747)
      Mortgage loans                      (140)         (97)          (23)
      Other investments, excluding
       short-term investments             (309)         (16)          (35)
   Sales of:
      Bonds, notes and redeemable
       preferred stocks                 11,822        9,426         8,282
      Other investments, excluding
       short-term investments               68           21             6
   Redemptions and maturities of:
      Bonds, notes and redeemable
       preferred stocks                  1,453          572           763
      Mortgage loans                        17           55             7
                                    ----------  -----------  ------------
NET CASH USED IN INVESTING
 ACTIVITIES                             (9,968)      (7,664)       (4,747)
                                    ----------  -----------  ------------

          See accompanying notes to consolidated financial statements.
                                       7

                          AIG ANNUITY INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                          Years Ended December 31,
                                    -------------------------------------
                                       2003        2002          2001
                                    ----------  -----------  ------------
                                               (In millions)
CASH FLOWS FROM FINANCING
 ACTIVITIES:
   Deposits on fixed annuity
    contracts                       $   10,037  $     8,734  $      5,327
   Net exchanges from the fixed
    accounts of variable annuity
    contracts                              (11)         (58)         (111)
   Withdrawal payments on fixed
    annuity contracts                   (1,664)      (1,305)       (1,619)
   Claims and annuity payments on
    fixed annuity contracts               (774)        (715)         (542)
   Capital contributions from
    Parent                                 496          260           253
                                    ----------  -----------  ------------
NET CASH PROVIDED BY FINANCING
 ACTIVITIES                              8,084        6,916         3,308
                                    ----------  -----------  ------------
NET INCREASE (DECREASE)IN CASH AND
 SHORT-TERM INVESTMENTS                   (511)         403            24
CASH AND SHORT-TERM INVESTMENTS AT
 BEGINNING OF PERIOD                       653          250           226
                                    ----------  -----------  ------------
CASH AND SHORT-TERM INVESTMENTS AT
 END OF PERIOD                      $      142  $       653  $        250
                                    ==========  ===========  ============
SUPPLEMENTAL CASH FLOW INFORMATION:
   Income taxes paid                $      106  $        41  $         22
                                    ==========  ===========  ============

          See accompanying notes to consolidated financial statements.
                                       8

                          AIG ANNUITY INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   NATURE OF OPERATIONS

     AIG Annuity Insurance Company, including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of AGC Life Insurance Company (the "Parent"), a Missouri-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services and retirement services and asset management. The Company is a Texas-domiciled life insurance company principally engaged in the business of writing fixed annuities directed to the market for tax-deferred long-term savings products. The Company develops, markets and issues annuity products through a variety of distribution channels. The Company sells deferred annuities through financial institutions, principally banks and thrifts. The Company also markets deferred annuities to both tax-qualified and non-qualified retirement markets through personal producing general agents (agents or general agents whose contract provides for compensation both from business written personally and by subcontracted agents), affiliated and independent broker-dealers and asset management companies throughout the United States.

     The Company's sales of deferred annuity products through financial institutions represent a substantial amount of its total sales from such products. Sales of deferred annuities by the top producing individual financial institution, Wachovia Bank, N.A., comprised approximately 22%, 22% and 23% of annuity deposits collected in 2003, 2002 and 2001, respectively. Sales of deferred annuities through the top five producing individual financial institutions comprised approximately 47%, 49% and 48% of annuity deposits collected in 2003, 2002 and 2001, respectively. Other than the top producing financial institution, no individual financial institution generated more than 10% of the Company's annuity deposits collected in 2003, 2002 or 2001.

     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

                          AIG ANNUITY INSURANCE COMPANY

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

     Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly upon receipt to reserves for fixed annuity contracts without life contingencies.

     The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions, which affect the amounts reported in the consolidated financial statements and the accompanying notes. These estimates and assumptions are particularly important with respect to investments and deferred acquisition costs. Actual results could differ from those estimates.

     INVESTMENTS: Cash and short-term investments include primarily cash and money market investments. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

     Bonds, notes and redeemable preferred stocks and common stocks available for sale are carried at aggregate market value, and changes in unrealized gains or losses, net of tax and amortization of deferred acquisition costs, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity.

     Bond and common stock trading securities are carried at market value, as it is the Company's intention to sell these securities in the near term. Unrealized gains and losses are reflected in income currently.

     The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience, the Company's ability and intent to hold the investment until recovery and other issuer-specific developments, among other factors. If there is a decline in a security's value, a determination is made as to whether that decline is temporary or other-than-temporary. If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is other-than-temporary, the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income.

     Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances.

                          AIG ANNUITY INSURANCE COMPANY

     Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are also carried at fair value and the change in fair value is recorded in investment income, consistent with the equity method of accounting.

     Other invested assets are primarily comprised of preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. At December 31, 2003, the Company's investments in partially owned companies included its interest in Castle Trust (see Note
     11). This balance sheet caption also includes assets related to derivative financial instruments (see Derivative Financial Instruments below, and Note
     4).

     Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

     DOLLAR ROLL AGREEMENTS: Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly-rated government agency securities and are short-term in nature, typically with a period of 30 days. The dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio. At December 31, 2003 and 2002, the Company had no dollar roll agreements outstanding.

     SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE: The Company lends securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

                          AIG ANNUITY INSURANCE COMPANY

     DERIVATIVE FINANCIAL INSTRUMENTS: The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps.

     The Company recognizes all derivatives in the consolidated balance sheet at fair value. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge.

     On the date a derivative contract is entered into, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the consolidated balance sheet.

     Interest rate swap agreements are agreements to exchange with a counterparty, at specified intervals, interest rate payments of differing character (for example, fixed-rate payments exchanged for variable-rate payments), based on an underlying principal balance (notional amount). Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each interest payment due date.

     The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. Swap agreements generally have terms of two to ten years. The related amount payable to or receivable from counterparties is included in other liabilities or other assets on the consolidated balance sheet.

     Fair value hedges are used to mitigate the Company's exposure to changes in the value of specifically identified assets or liabilities. Swap agreements converting fixed-rate payments to floating-rate payments are considered fair value hedges.

     For fair value hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings.

     Cash flow hedges are used to mitigate the risks of changes in market interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Swap agreements converting floating-rate payments to fixed-rate payments are considered cash flow hedges.

                          AIG ANNUITY INSURANCE COMPANY

     For cash flow hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of accumulated other comprehensive income in shareholder's equity. Any ineffective portion of cash flow hedges is reported in net realized investment gains (losses).

     Some of the swap agreements discussed above also include exchanges between foreign currencies and U.S. dollars, and thus serve as foreign currency swaps as well as interest rate swaps.

     All of the Company's interest rate swap agreements entered into during 2003 were accounted for as hedges and there was no significant ineffectiveness associated with these instruments in the year ended December 31, 2003. At December 31, 2003, there were no net derivative losses to be reclassified into net income within the next twelve months.

     Swaptions, which are options to enter into interest rate swap agreements, limit the Company's exposure to reduced spreads between investment yields and interest rates credited to policyholders should interest rates decrease or increase significantly over prolonged periods.

     During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain annuity contracts, which limit the Company's ability to reduce interest crediting rates. Call swaptions, which allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, are designed to maintain the spread between investment yields and interest crediting rates during such periods.

     During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of the Company's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, are designed to maintain the spread between investment yields and interest crediting rates during such periods.

     Premiums paid to purchase swaptions and subsequent changes in fair value are included in other invested assets. The Company's swaptions do not qualify for hedge accounting due to the inability to establish hedge effectiveness. The change in the fair value of the swaptions is recognized in net realized investment gains (losses). Gains or losses from swaptions are recognized at the time of expiration or when the option to enter into a swap is exercised. Should the strike rates remain below market rates for call swaptions and above market rates for put swaptions, the swaptions expire and the Company's exposure is limited to the premiums paid. These premiums were not significant for 2003. There were no swaptions outstanding at December 31, 2003.

                          AIG ANNUITY INSURANCE COMPANY

     The Company has also entered into a small number of equity-indexed annuity contracts, which contain embedded derivatives associated with guarantees tied to the S&P 500 index. The Company uses S&P 500 indexed call options to offset the increase in its liabilities resulting from the underlying equity-indexed annuity contracts. Changes in the fair value of the embedded derivative and the call options are included in current earnings.

     DEFERRED ACQUISITION COSTS ("DAC") and COST OF INSURANCE PURCHASED ("CIP"):
     Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

     As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale, which is a component of accumulated other comprehensive income and is credited or charged directly to shareholder's equity.

     The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

     The cost assigned to certain acquired insurance contracts in force at the acquisition date is reported as CIP. Interest was accreted on the unamortized balance of CIP at rates ranging from 4.0% to 7.9% in 2003, 2002 and 2001. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC. The Company reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DAC.

     AMORTIZATION OF DAC AND CIP: DAC and CIP are amortized based on a percentage of EGPs over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, net spreads earned during the life of the contracts, costs of providing policy guarantees, and the level of expenses necessary to maintain the policies. The Company adjusts DAC and CIP amortization each quarter for significant differences between actual and assumed profitability in that period. The Company revises future DAC and CIP assumptions, referred to herein as an unlocking, when estimates of future gross profits to be realized on its annuity policies are revised. Increases in future EGPs may result from higher interest spread and/or lower surrender rate assumptions, while decreases in future EGPs may result from lower interest spread and/or higher surrender rate assumptions. DAC amortization for the current period is reduced when future EGPs are increased and increased when future EGPs are decreased.

                          AIG ANNUITY INSURANCE COMPANY

     VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity fees in the consolidated statement of income and comprehensive income.

     GOODWILL: In accordance with Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2003, and has determined that no impairment provision is necessary. See "Recently Issued Accounting Standards" below for a further discussion of SFAS 142. See Note 10 for a discussion of the $18.7 million decrease in goodwill during 2003.

     RESERVES FOR FIXED ANNUITY CONTRACTS: Reserves for fixed annuity contracts without life contingencies are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

     Reserves for fixed annuity contracts with life contingencies are generally calculated using the net level premium method and assumptions as to investment yields and mortality. The assumptions are based on projections of past experience and include provisions for possible adverse deviation. These assumptions are made at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.

     PREMIUMS AND OTHER CONSIDERATIONS: The Company's fixed annuity contracts with life contingencies consist of limited payment contracts. The gross premium received on these contracts is reported as revenue when collected at the issuance of the contract. However, the excess of the gross premium received over the net premium is deferred and recognized in income in relation to the present value of expected future benefit payments.

     FEE INCOME: Variable annuity fees and surrender charges are recorded as income when earned.

                          AIG ANNUITY INSURANCE COMPANY

     INCOME TAXES: Prior to January 1, 2002, the Company filed a separate federal income tax return as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. The Company now joins in the filing of a consolidated federal income tax return with the Parent and its life insurance company subsidiaries. The Company has a written agreement with the Parent setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, the Parent agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     RECENTLY ISSUED ACCOUNTING STANDARDS: In January 2001, the Emerging Issues Task Force ("EITF") of the Financial Accounting Standards Board ("FASB") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e., collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its consolidated statement of income and comprehensive income for 2001 a cumulative effect of an accounting change loss of $22.0 million, net of tax.

     In June 2001, the FASB issued Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill in its consolidated statement of income and comprehensive income and was effective January 1, 2002. Goodwill amortization expense recorded in the Company's consolidated statement of income and comprehensive income amounted to $23.0 million in the year ended December 31, 2001. SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in SFAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. The Company has performed annual impairment testing and has determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance at December 31, 2003.

                          AIG ANNUITY INSURANCE COMPANY

     In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"), which requires that, for guarantees within the scope of FIN 45 issued or amended by the Company after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be established and recognized through earnings. The adoption of FIN 45 did not have a significant impact on the Company's results of operations or financial condition.

     In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46"). FIN 46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities not considered VIES are evaluated for consolidation under existing guidance. In December 2003, the FASB issued a Revision to Interpretation No. 46 ("FIN 46R").

     The provisions of FIN 46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that it acquired before February 1, 2003, FIN 46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN 46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

     The adoption of FIN 46R did not have a significant impact on the Company's consolidated results of operations or financial condition.

     In April 2003, the Derivatives Implementation Group of the FASB cleared Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those instruments ("DIG B36"). DIG B36 was effective for the Company beginning October 1, 2003. DIG B36 concludes that certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. The application of the provisions of DIG B36 did not have a material effect on the Company's consolidated results of operations or financial position.

                          AIG ANNUITY INSURANCE COMPANY

     In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The FASB did not object to the issuance of SOP 03-1. This statement is effective as of January 1, 2004 and requires companies to recognize a liability for guaranteed minimum death benefits related to variable annuity contracts and modify certain disclosures for these products. SOP 03-1 requires insurance enterprises to disclose their accounting policy for sales inducements provided to contract holders, including the nature of the costs deferred and the method of amortizing these costs. The amounts deferred and amortized, and the unamortized balance of deferred sales inducements, will be required disclosures for each period presented. The adoption of SOP 03-1 will not have a material effect on the Company's consolidated results of operations or financial position.

     In addition, SOP 03-1 will require the Company to recognize a liability for guaranteed minimum death benefits and modify certain disclosures and financial statement presentations for these benefits. Management currently expects the one-time cumulative accounting charge upon adoption to approximate $0.8 million after taxes, to be recorded in the first quarter of 2004.

                          AIG ANNUITY INSURANCE COMPANY

3.   INVESTMENTS

     The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                Amortized     Estimated
                                                  Cost       Fair Value
                                               -----------   -----------
                                                     (In millions)
At December 31, 2003:
Securities of the United States Government     $        52   $        51
Securities of foreign governments                      152           168
Corporate bonds and notes                           23,666        25,185
Mortgage-backed securities                          10,761        10,930
Other debt securities                                5,589         5,841
Affiliated securities                                  215           215
Redeemable preferred stocks                             59            65
                                               -----------   -----------
   Total                                       $    40,494   $    42,455
                                               ===========   ===========

                                                Amortized     Estimated
                                                  Cost       Fair Value
                                               -----------   -----------
                                                     (In millions)
At December 31, 2002:
Securities of the United States Government     $       111   $       114
Securities of foreign governments                       90            97
Corporate bonds and notes                           17,645        18,270
Mortgage-backed securities                           7,900         8,192
Other debt securities                                5,514         5,644
Redeemable preferred stocks                             53            54
                                               -----------   -----------
   Total                                       $    31,313   $    32,371
                                               ===========   ===========

                          AIG ANNUITY INSURANCE COMPANY

     The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2003, follow:

                                                Amortized     Estimated
                                                  Cost       Fair Value
                                               -----------   -----------
                                                     (In millions)
Due in one year or less                        $       468   $       484
Due after one year through five years                4,227         4,551
Due after five years through ten years              16,230        17,281
Due after ten years                                  8,808         9,209
Mortgage-backed securities                          10,761        10,930
                                               -----------   -----------
Total                                          $    40,494   $    42,455
                                               ===========   ===========

     Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

     Gross unrealized gains and losses on fixed maturity securities and equity securities available for sale by major category follow:

                                                  Gross         Gross
                                               Unrealized    Unrealized
                                                  Gains        Losses
                                               -----------   -----------
                                                     (In millions)
At December 31, 2003:
Securities of the United States government     $         1   $        (2)
Securities of foreign governments                       18            (2)
Corporate bonds and notes                            1,692          (173)
Mortgage-backed securities                             252           (83)
Other debt securities                                  296           (44)
Redeemable preferred stocks                              6            --
                                               -----------   -----------
   Total fixed maturity securities                   2,265          (304)
   Common stocks                                         2            --
                                               -----------   -----------
      Total                                    $     2,267   $      (304)
                                               ===========   ===========
At December 31, 2002:
Securities of the United States government     $         3   $        --
Securities of foreign governments                        8            (1)
Corporate bonds and notes                            1,234          (609)
Mortgage-backed securities                             296            (4)
Other debt securities                                  268          (138)
Redeemable preferred stocks                              7            (6)
                                               -----------   -----------
   Total fixed maturity securities                   1,816          (758)
   Common stocks                                         1            --
                                               -----------   -----------
      Total                                    $     1,817   $      (758)
                                               ===========   ===========

                          AIG ANNUITY INSURANCE COMPANY

     The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale, aggregated by investment category and length of time that individual securities had been in a continuous unrealized loss position, as of December 31, 2003.

(In millions)      Less than 12 Months        12 Months or More               Total
                 -----------------------   -----------------------   -----------------------
                    Fair      Unrealized      Fair      Unrealized      Fair      Unrealized
                   Value        Losses       Value        Losses       Value        Losses
                 ----------   ----------   ----------   ----------   ----------   ----------
Securities of
 the United
 States
 government      $       25   $       (2)  $       --   $       --   $       25   $       (2)
Securities of
 foreign
 governments             14           (1)           4           (1)          18           (2)
Corporate bonds
 and notes            3,134          (80)         630          (93)       3,764         (173)
Mortgage-backed
 securities           3,867          (77)          46           (6)       3,913          (83)
Other debt
 securities           1,178          (37)          71           (7)       1,249          (44)
                 ----------   ----------   ----------   ----------   ----------   ----------
   Total         $    8,218   $     (197)  $      751   $     (107)  $    8,969   $     (304)
                 ==========   ==========   ==========   ==========   ==========   ==========

     The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

     Gross realized investment gains and losses on investments were as follows:

                                           Years Ended December 31,
                                    -------------------------------------
                                       2003        2002          2001
                                    ----------  -----------  ------------
                                               (In millions)
Bonds, notes and redeemable
 preferred stocks available for
 sale:
   Realized gains                   $      239  $       150  $        118
   Realized losses                        (141)        (255)         (101)
Common stocks:
   Realized gains                            5           --            --
Partnerships:
   Realized gains                           --           --            13
   Realized losses                          --           (5)          (30)
Impairment writedowns                     (147)        (190)          (84)
                                    ----------  -----------  ------------
Total net realized investment
 losses                             $      (44) $      (300) $        (84)
                                    ==========  ===========  ============

                          AIG ANNUITY INSURANCE COMPANY

     The sources and related amounts of investment income (losses) were as follows:

                                           Years Ended December 31,
                                    -------------------------------------
                                       2003        2002          2001
                                    ----------  -----------  ------------
                                               (In millions)
Bonds, notes and redeemable
 preferred stocks                   $    2,379  $     1,947  $      1,537
Common stock                                 1           --            --
Mortgage loans                              23           22            18
Partnerships                                93           (1)            7
Other invested assets                       28           24            25
Short-term investments                      12           10            60
Less:  investment expenses                 (26)         (19)          (22)
                                    ----------  -----------  ------------
   Total investment income          $    2,510  $     1,983  $      1,625
                                    ==========  ===========  ============

     At December 31, 2003, the Company's investments included four investments in single entities that each exceeded 10% of the Company's consolidated shareholder's equity. These investments were in highly-rated mortgage-backed securities, and three of the issuing entities were U.S. government agencies.

     At December 31, 2003, bonds, notes and redeemable preferred stocks included $2.85 billion of bonds that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 11 industries with approximately 20% in utilities, 14% in consumer cyclical, 13% in communications, 12% in basic industrial and 12% in consumer non-cyclical. No other industry concentration constituted more than 10% of these assets.

     At December 31, 2003, mortgage loans were collateralized by properties located in 26 states, with loans totaling approximately 31% of the aggregate carrying value of the portfolio secured by properties located in California and 7% by properties located in both Florida and Indiana. No more than 6% of the portfolio was secured by properties in any other single state.

     At December 31, 2003, the type of property collateralizing the mortgage loan portfolio was approximately 48% office, 20% retail, 12% multifamily residential, 11% industrial and 9% manufactured housing.

     At December 31, 2003, the carrying value, which approximates market value, of bonds, notes and redeemable preferred stocks securities in default as to the payment of principal or interest totaled $160.0 million.

     At December 31, 2003, $7.1 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                         AIG ANNUITY INSURANCE COMPANY

4.   DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments related to investment securities did not have a material effect on investment income or net realized investment losses in any of the three years in the period ended December 31, 2003, and there was no significant ineffectiveness associated with derivative financial instruments accounted for as hedges in the year ended December 31, 2003.

     Interest rate swap agreements and swaptions related to investment securities were as follows:

                                               December 31,   December 31,
                                                   2003           2002
                                               ------------   ------------
                                                      (In millions)
Interest rate swap agreements to
 receive fixed rate:
   Notional amount                             $        106   $         --
   Fair value                                            --             --

Interest rate swap agreements to
 pay fixed rate:
   Notional amount                                       10             20
   Fair value                                            (1)            (2)

Currency swap agreements
 (receive U.S. $ at fixed rate, pay
 LIBOR and Euro-based floating rate):
   Notional amount                                       10             --
   Fair value                                            (3)            --

Put swaptions:
   Notional amount                                       --          2,730
   Fair value                                            --             --

     The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate swap agreements is represented by the fair value of contracts with a positive fair value at the reporting date. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there could be a material effect on the Company's consolidated financial position.

     The Company's components of market risk on policyholder liabilities include interest rate, foreign currency exchange rates, swap spreads, volatility, correlation, equity and yield curve risk. The Company mitigates these exposures to market risk by taking offsetting positions in the derivative financial instruments as described in Note 2.

                          AIG ANNUITY INSURANCE COMPANY

5.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

     The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

     CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

     BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

     MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

     COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

     POLICY LOANS: Fair value is estimated using discounted cash flows and actuarially-determined assumptions, incorporating market interest rates.

     PARTNERSHIPS AND OTHER INVESTED ASSETS: The Company obtains the fair value of its investments in partnerships from information provided by the sponsors of each of these investments, the accounts of which are generally audited on an annual basis.

     Fair value of investments in preferred equity of partially owned companies is estimated using the same methodology as that used for other preferred securities.

                          AIG ANNUITY INSURANCE COMPANY

     VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

     RESERVES FOR FIXED ANNUITY CONTRACTS: Fair value of reserves for fixed annuity contracts is estimated using estimated future cash flows discounted at market interest rates.

     SECURITIES LENDING COLLATERAL/ SECURITIES LENDING PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

     VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

     The estimated fair values of the Company's financial instruments at December 31, 2003 and 2002, compared with their respective carrying values, are as follows:

                                                 Carrying         Fair
                                                  Value          Value
                                               ------------   ------------
                                                      (In millions)
December 31, 2003:
ASSETS:
   Cash and short-term investments             $        142   $        142
   Bonds, notes and redeemable preferred
    stocks                                           42,519         42,519
   Mortgage loans                                       406            441
   Policy loans                                          59             61
   Common stocks                                          7              7
   Partnerships and other invested assets             1,167          1,167
   Securities lending collateral                      5,724          5,724
   Variable annuity assets held in separate
    accounts                                            400            400
LIABILITIES:
   Reserves for fixed annuity contracts              40,280         38,502
   Securities lending payable                         5,724          5,724
   Variable annuity liabilities related to
    separate accounts                                   400            400

                          AIG ANNUITY INSURANCE COMPANY

                                                 Carrying         Fair
                                                  Value           Value
                                               ------------   ------------
                                                      (In millions)
December 31, 2002:
ASSETS:
   Cash and short-term investments             $        653   $        653
   Bonds, notes and redeemable preferred
    stocks                                           32,371         32,371
   Mortgage loans                                       288            332
   Policy loans                                          65             69
   Common stocks                                          3              3
   Partnerships                                         888            888
   Securities lending collateral                      2,983          2,983
   Variable annuity assets held in separate
    accounts                                            354            354
LIABILITIES:
   Reserves for fixed annuity contracts              31,302         31,197
   Securities lending payable                         2,983          2,983
   Variable annuity liabilities related to
    separate accounts                                   354            354

6.   DAC AND CIP

     Activity in DAC and CIP was as follows:

                                            Years Ended December 31,
                                    -------------------------------------
                                       2003         2002         2001
                                    ----------  -----------  ------------
                                               (In millions)
Balance at January 1                $    1,446  $     1,268  $      1,277
Deferrals:
   Commissions                             581          526           322
   Other acquisition costs                 198          133            77
Accretion of interest                      109           89            75
Amortization related to operations        (438)        (275)         (301)
Amortization related to net
 realized investment (gains)
 losses                                     11          147           (31)
Effect of net unrealized gains
 on securities                            (435)        (442)         (151)
                                    ----------  -----------  ------------
Balance at December 31              $    1,472  $     1,446  $      1,268
                                    ==========  ===========  ============

     The majority of the other acquisition costs deferred are sales inducements paid to contract holders.

     The Company adjusts DAC and CIP amortization (an "unlocking") when estimates of current or future gross profits to be realized are revised. In 2003, DAC and CIP amortization was increased by $10.2 million to reflect lower future investment spreads due to impairment write-downs, partially offset by the effect of favorable surrender experience. In 2002, DAC and CIP amortization was decreased by $18.7 million to reflect changes in interest spread assumptions and changes in the business in force. DAC and CIP amortization was increased by $84.0 million in 2001 to reflect higher surrenders expected on business no longer in the surrender charge period.

                          AIG ANNUITY INSURANCE COMPANY

     CIP amortization, net of accretion of interest, expected to be recorded in each of the next five years is $29.9 million, $25.2 million, $21.0 million, $18.3 million and $15.8 million, respectively.

7.   REINSURANCE

     The Company has a closed block of life insurance business. Prior to closing the block of life insurance business, the Company limited its exposure to loss on any single life insurance policy in order to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $0.8 million. The Company's reinsurance arrangements do not relieve the Company from its direct obligations to its insured. Thus, a credit exposure exists with respect to life insurance business ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Assets and liabilities relating to reinsurance contracts are reported gross of the effects of reinsurance. Reinsurance receivables and prepaid reinsurance premiums, including amounts related to insurance liabilities, are reported as assets.

     Direct and assumed life insurance in force totaled $282.8 million, $307.5 million and $333.3 million at December 31, 2003, 2002 and 2001, respectively, and ceded life insurance in force totaled $100.3 million, $112.9 million, and $126.5 million at December 31, 2003, 2002 and 2001, respectively.

     Reinsurance recoveries netted against insurance policy benefits totaled $35.9 million, $0.3 million and $0.5 million in 2003, 2002 and 2001, respectively.

     From October 1995 to April 1998, the Company and American General Life Insurance Company ("AG Life"), an affiliate, were parties to a 50% modified coinsurance agreement in connection with certain fixed annuity contracts with and without life contingencies issued by AG Life. Effective December 31, 2003, the agreement was amended whereby all of the reinsured business was recaptured by AG Life and the agreement was terminated. The arrangement resulted in $0.8 million, $1.2 million and $3.4 million of pretax income for the Company in 2003, 2002 and 2001, respectively. The assets and the offsetting insurance liabilities recorded by the Company under the agreement as of December 31, 2002 were $277.1 million.

     On October 1, 2003, the Company entered into a modified coinsurance agreement with AIG Life of Bermuda, Ltd. ("ALB"), an affiliate. The agreement has an effective date of January 1, 2003. Under the agreement, ALB reinsures a 100% quota share of the Company's liability on virtually all general account deferred annuity contracts issued by the Company with issue dates on or after January 1, 2003. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. Under the agreement, the Company will retain the assets supporting the reserves

                          AIG ANNUITY INSURANCE COMPANY
     ceded to ALB. At December 31, 2003, these assets and the related reserves totaled approximately $7.98 billion. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. The impact of the agreement on the Company's consolidated results of operations for the year ended December 31, 2003 was an expense of approximately $3.9 million (after-tax), representing the risk charge associated with the agreement.

8.   COMMITMENTS AND CONTINGENT LIABILITIES

     The Company had $38.8 million of unfunded commitments for its investments in partnerships at December 31, 2003. These commitments expire evenly over the next five years.

     The Company and various affiliates are parties to an inter-affiliate credit agreement ("the Credit Agreement"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $50.0 million. Such loans may take the form of variable rate loans that pay interest at the higher of the federal funds rate plus 0.5% or the prime rate, or fixed rate loans that pay interest based on LIBOR plus a specified margin. AIG has the option at the commitment termination date to convert any outstanding loan balances to one-year term loans. The commitment termination date stated in the Credit Agreement is October 30, 2004, but may be extended by agreement of the parties. The Company receives annual facility fees of 0.045% on its commitment. There were no borrowings outstanding under the Credit Agreement as of December 31, 2003 or 2002.

     On October 7, 2002, the Company entered into a commitment to lend $54.0 million to an affiliate under a 364-day term loan. No loan was funded and the commitment expired pursuant to its terms on July 7, 2003.

     On December 20, 2002, the Company entered into a commitment to lend $62.5 million to an affiliate under a 364-day term loan. No loan was funded and the commitment expired pursuant to its terms on July 15, 2003.

     On June 23, 2003, the Company extended credit in the amount of $52.5 million (the "Credit Extension") to Highstar Renewable Fuels, LLC ("Highstar"), an indirect wholly owned subsidiary of AIG. The Credit Extension is evidenced by a note dated June 23, 2003 (the "Note"). The Credit Extension is comprised of the following: (i) a loan in the amount of $37.5 million to Highstar (the "Loan"), (ii) a commitment to make an additional loan to Highstar in an aggregate amount not to exceed $2.5 million (the "Commitment") and (iii) a guaranty (the "Guaranty") to a bank that is not affiliated with the Company (the "Bank"). The Loan matures and the Commitment expires on June 30, 2004 (the "Maturity Date"). Interest on the Note, which accrues on the outstanding principal amount of the Note at a rate of 12% per annum, is due on the Maturity Date. A commitment fee of $0.5 million is also due on the Maturity Date. The Company recognized interest income on the Note of $2.4 million for the year ended December 31, 2003.

                          AIG ANNUITY INSURANCE COMPANY

     Pursuant to the terms of the Guaranty, the Company has a maximum liability of $12.5 million plus cost of enforcement and collection, if any (the "Guaranteed Amount"). The Company guarantees the obligations of another company (the "LOC Applicant") to the Bank, which obligations are set forth in a reimbursement agreement related to a standby letter of credit (the "Letter of Credit") issued by the Bank. Highstar has a non-controlling partial ownership interest in the LOC Applicant. The beneficiary of the Letter of Credit is partially owned by the LOC Applicant. If the beneficiary of the Letter of Credit draws against the Letter of Credit, the Company may be required to pay the Bank an amount equal to the amount of the draws against the Letter of Credit, but not more than the Guaranteed Amount. Pursuant to the terms of the Note, Highstar must reimburse the Company for all amounts paid by the Company under the Guaranty. The carrying amount of the Company's obligations under the Guaranty is less than $1.0 million as of December 31, 2003.

     Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

     All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2003 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued represents the Company's best estimate of its liability, this estimate may change in the future.

     The Company has various leases, primarily for office space and equipment. Lease expense and future minimum lease commitments under these operating leases are not significant to the Company's consolidated results of operations or financial condition.

                          AIG ANNUITY INSURANCE COMPANY

9.   SHAREHOLDER'S EQUITY

     The Company is authorized to issue 100,000 shares of its $50 par value common stock. At December 31, 2003 and 2002, 50,000 shares were issued and outstanding.

     Changes in shareholder's equity were as follows:

                                          Years Ended December 31,
                                    -------------------------------------
                                       2003        2002          2001
                                    ----------  -----------  ------------
                                               (In millions)
ADDITIONAL PAID-IN CAPITAL:
Beginning balances                  $    3,489  $     2,464  $      2,211
   Cash capital contributions from
    Parent                                 496          260           253
   Non-cash capital contribution
    from Parent                             --          765            --
                                    ----------  -----------  ------------
      Ending balances               $    3,985  $     3,489  $      2,464
                                    ==========  ===========  ============
RETAINED EARNINGS:
Beginning balances                  $      648  $       484  $        445
Net income                                 404          164            39
                                    ----------  -----------  ------------
      Ending balances               $    1,052  $       648  $        484
                                    ==========  ===========  ============
ACCUMULATED OTHER COMPREHENSIVE
 INCOME (LOSS):
Beginning balances                  $      363  $        59  $       (211)
Other comprehensive income                 326          304           270
                                    ----------  -----------  ------------
      Ending balances               $      689  $       363  $         59
                                    ==========  ===========  ============

     The components of accumulated other comprehensive income at December 31 were as follows:

                                       2003        2002          2001
                                    ----------  -----------  ------------
                                               (In millions)
Fixed maturity and equity
 securities available for sale:
      Gross unrealized gains        $    2,267  $     1,817  $        648
      Gross unrealized losses             (304)        (758)         (498)
Net unrealized gains on other
 invested assets                            32           --            --
DAC/CIP adjustments                       (936)        (501)          (59)
Deferred federal income taxes             (370)        (195)          (32)
                                    ----------  -----------  ------------
   Accumulated other comprehensive
    income                          $      689  $       363  $         59
                                    ==========  ===========  ============

                          AIG ANNUITY INSURANCE COMPANY

     On December 31, 2002, the Parent contributed to the Company a 100% interest in SAI Hedge Fund Holdings, LLC ("SHFH"). SHFH was formed on December 13, 2002. SHFH's assets consist solely of investments in partnerships, which are included in partnerships in the consolidated balance sheets. The amount of the capital contribution represented the equity of SHFH.

     Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends that can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. The maximum amount of dividends that can be paid in 2004 without obtaining prior approval of the Insurance Commissioner is $487.2 million. There were no dividends paid to the Parent in 2003, 2002 or 2001.

     The Company files financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect deferred policy acquisition costs and certain deferred income taxes, and all bonds are carried at amortized cost.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income (loss) for the years ended December 31, 2003, 2002 and 2001 totaled $378.9 million, $(262.2) million and $(154.9) million, respectively. The Company's statutory capital and surplus totaled $2.95 billion at December 31, 2003 and $2.11 billion at December 31, 2002.

                          AIG ANNUITY INSURANCE COMPANY

10.  INCOME TAXES

     The components of the provisions for income taxes on pretax income consist of the following:

                                       Net
                                     Realized
                                    Investment
                                      Gains
                                     (Losses)   Operations      Total
                                    ----------  -----------  ------------
                                               (In millions)
YEAR ENDED DECEMBER 31, 2003:
Currently payable                   $       (4) $       259  $        255
Deferred                                   (11)         (29)          (40)
                                    ----------  -----------  ------------
   Total income tax expense
    (benefit)                       $      (15) $       230  $        215
                                    ==========  ===========  ============
YEAR ENDED DECEMBER 31, 2002:
Currently payable                   $       11  $        32  $         43
Deferred                                  (116)         160            44
                                    ----------  -----------  ------------
   Total income tax expense
    (benefit)                       $     (105) $       192  $         87
                                    ==========  ===========  ============
YEAR ENDED DECEMBER 31, 2001:
Currently payable                   $       17  $         8  $         25
Deferred                                   (57)          73            16
                                    ----------  -----------  ------------
   Total income tax expense
    (benefit)                       $      (40) $        81  $         41
                                    ==========  ===========  ============

     Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                          Years Ended December 31,
                                    -------------------------------------
                                       2003        2002          2001
                                    ----------  -----------  ------------
                                               (In millions)
Amount computed at statutory rate   $      217  $        88  $         36
Increases (decreases) resulting
 from:
   Amortization of goodwill                 --           --             8
   State income taxes,
    net of federal tax benefit               4            3             1
   Tax credits                              (3)          (3)           (3)
   Other, net                               (3)          (1)           (1)
                                    ----------  -----------  ------------
   Total income tax expense         $      215  $        87  $         41
                                    ==========  ===========  ============

                          AIG ANNUITY INSURANCE COMPANY

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                               December 31,   December 31,
                                                   2003           2002
                                               ------------   ------------
                                                     (In millions)
DEFERRED TAX LIABILITIES:
DAC and CIP                                    $        381   $        404
Net unrealized gains on debt and
 equity securities available for sale                   687            371
Other                                                    --              2
                                               ------------   ------------
Total deferred tax liabilities                        1,068            777
                                               ------------   ------------
DEFERRED TAX ASSETS:
Investments - basis differential                         (9)           (61)
Reserves for fixed annuity contracts                   (540)          (329)
Other                                                   (16)            --
                                               ------------   ------------
Total deferred tax assets                              (565)          (390)
                                               ------------   ------------
Liability for deferred income
 taxes                                         $        503   $        387
                                               ============   ============

     In 1998, the Company experienced a change in control for accounting purposes when American General Corporation became its ultimate parent. As required under purchase accounting rules, the deferred tax liability established in 1998 for estimated pre-acquisition tax contingencies was released in 2003 to reflect the settlement of the pre-acquisition tax years with the Internal Revenue Service, and the adjustment was applied to reduce goodwill by $18.7 million.

11.  RELATED-PARTY TRANSACTIONS

     Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing, and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $23.0 million, $25.1 million and $41.2 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     Pursuant to an intercompany servicing agreement, the Company provides policy administration services to affiliated entities. Amounts received for such services totaled $14.8 million, $9.3 million and $0.6 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     During the years ended December 31, 2003 and 2002, the Company paid $7.9 million and $0.5 million, respectively to an affiliate of the Company to administer its securities lending program (see Note 2).

                          AIG ANNUITY INSURANCE COMPANY

     On September 23, 2003, the Company purchased 32% of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle Trust"), an affiliate, for $85.8 million. The Company's investment in Castle Trust preferred equity is reported within other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100% of the voting equity of Castle Trust are held by affiliates of the Company. Castle Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle Trust and its wholly owned subsidiaries is limited to buying, owning, leasing and selling a portfolio of aircraft.

     On September 23, 2003, the Company purchased $218.5 million of fixed rate asset backed notes and subordinated deferred interest notes issued by Castle Trust. The notes mature on May 15, 2027 and are included in bonds on the consolidated balance sheet.

12.  EMPLOYEE BENEFIT PLANS

     For the year ended December 31, 2001, substantially all employees of the Company were covered under benefit plans sponsored by AGC, including a qualified defined benefit pension plan, contributory life, medical and dental postretirement benefit plans, and a qualified defined contribution savings plan. The amounts related to the benefit plans were not material to the Company's consolidated financial position or results of operations.

     Effective January 1, 2002, as a result of AIG's acquisition of AGC, substantially all employees of AGC and its subsidiaries, including the Company, are covered by various benefit plans of AIG. These plans include a non-contributory qualified defined benefit retirement plan, various stock option and stock purchase plans and a voluntary qualified defined contribution savings plan. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating subsidiaries.

13.  SUBSEQUENT EVENTS

     On January 13, 2004, the Company purchased 61.3% of the non-voting preferred equity issued by Castle 2003-2 Trust ("Castle Trust II") for $185.0 million. The remaining non-voting preferred equity and 100% of the voting equity of Castle Trust II, a Delaware statutory trust established on November 21, 2003, are held by affiliates of the Company. The business of Castle Trust II and its wholly owned subsidiaries is limited to buying, owning, leasing and selling a portfolio of aircraft. In accordance with FIN 46R, Castle Trust II will be consolidated in the Company's consolidated financial statements for 2004 reporting periods (see Note 2). At March 31, 2004, consolidation of Castle Trust II will increase the Company's consolidated total assets by $915.7 million (unaudited).

     The purchase of the non-voting equity interest of Castle Trust II was funded by a capital contribution received from the Parent of $185.0 million on January 13, 2004.

     On January 14, 2004, the Company purchased $60.0 million of fixed rate asset backed notes issued by Castle Trust II. The notes mature on November 15, 2026.

                                                   AIG Annuity Insurance Company
                                                         A.G. Separate Account A

                                                                   Annual Report
                                                               December 31, 2003

                                                        [LOGO] AIG Annuity
                                                               Insurance Company

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                                  Annual Report
                                December 31, 2003

                                    Contents

Report of Independent Auditors ............................................    1
Statement of Net Assets ...................................................    2
Schedule of Portfolio Investments .........................................   12
Statement of Operations ...................................................   13
Statements of Changes in Net Assets .......................................   23
Notes to Financial Statements .............................................   42

                         Report of Independent Auditors

To the Board of Directors of AIG Annuity Insurance Company and Contract Owners of A.G. Separate Account A

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of A.G. Separate Account A (the "Separate Account") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the investment companies, provide a reasonable basis for our opinion. The financial highlights as of and for the year ended December 31, 2001 were audited by other independent auditors whose report dated March 6, 2002, expressed an unqualified opinion thereon.


/s/ Pricewaterhouse Coopers LLP
-------------------------------
Houston, Texas
April 6, 2004

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Net Assets
                                December 31, 2003

                                                               One Group          One Group
                                                            Investment Trust   Investment Trust
                                                               Diversified         Equity
                                                            Equity Portfolio    Index Portfolio
                                                            -----------------------------------
                                                               Division 1         Division 2
                                                            -----------------------------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value      $   20,387,764      $  7,186,834
                                                            -----------------------------------
Net Assets                                                   $   20,387,764      $  7,186,834
                                                            ===================================

Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of
      Applicable Contract Loans - Partial Withdrawals
      With Right Of Reinvestment)                            $   20,387,764      $  7,186,834
                                                            -----------------------------------
Total Contract Owner Reserves                                $   20,387,764      $  7,186,834
                                                            ===================================

Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets                                                $   20,387,764      $  7,186,834
   Accumulation Units Outstanding                             2,481,381.059       865,689.243
   Unit Value of Units Outstanding                           $     8.216297      $   8.301864

Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets                                                $           --      $         --
   Accumulation Units Outstanding                                        --                --
   Unit Value of Units Outstanding                           $           --      $         --

Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets                                                $           --      $         --
   Accumulation Units Outstanding                                        --                --
   Unit Value of Units Outstanding                           $           --      $         --

Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets                                                $           --      $         --
   Accumulation Units Outstanding                                        --                --
   Unit Value of Units Outstanding                           $           --      $         --

                                                               One Group          One Group
                                                            Investment Trust   Investment Trust
                                                               Large Cap           Mid Cap
                                                            Growth Portfolio   Value Portfolio
                                                            -----------------------------------
                                                               Division 3         Division 4
                                                            -----------------------------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value      $   27,941,101     $   21,921,340
                                                            -----------------------------------
Net Assets                                                   $   27,941,101     $   21,921,340
                                                            ===================================

Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of
      Applicable Contract Loans - Partial Withdrawals
      With Right Of Reinvestment)                            $   27,941,101     $   21,921,340
                                                            -----------------------------------
Total Contract Owner Reserves                                $   27,941,101     $   21,921,340
                                                            ===================================

Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets                                                $   27,941,101     $   21,921,340
   Accumulation Units Outstanding                             4,395,870.261      1,506,755.345
   Unit Value of Units Outstanding                           $     6.356216     $    14.548706

Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets                                                $           --     $           --
   Accumulation Units Outstanding                                        --                 --
   Unit Value of Units Outstanding                           $           --     $           --

Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets                                                $           --     $           --
   Accumulation Units Outstanding                                        --                 --
   Unit Value of Units Outstanding                           $           --     $           --

Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets                                                $           --     $           --
   Accumulation Units Outstanding                                        --                 --
   Unit Value of Units Outstanding                           $           --     $           --

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Net Assets
                          December 31, 2003 (Continued)

                                                                One Group          One Group
                                                            Investment Trust    Investment Trust
                                                                Mid Cap           Diversified
                                                            Growth Portfolio   Mid Cap Portfolio
                                                            ------------------------------------
                                                               Division 5         Division 6
                                                            ------------------------------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value      $   14,896,342       $  4,466,413
                                                            ------------------------------------
Net Assets                                                   $   14,896,342       $  4,466,413
                                                            ====================================
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net
      Of Applicable Contract Loans - Partial Withdrawals
      With Right Of Reinvestment)                            $   14,896,342       $  4,466,413
                                                            ------------------------------------
Total Contract Owner Reserves                                $   14,896,342       $  4,466,413
                                                            ====================================
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets                                                $   14,896,342       $  4,466,413
   Accumulation Units Outstanding                            $1,319,031.525        357,874.847
   Unit Value of Units Outstanding                           $    11.293394       $  12.480379

Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets                                                $           --       $         --
   Accumulation Units Outstanding                                        --                 --
   Unit Value of Units Outstanding                           $           --       $         --

Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets                                                $           --       $         --
   Accumulation Units Outstanding                                        --                 --
   Unit Value of Units Outstanding                           $           --       $         --

Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets                                                $           --       $         --
   Accumulation Units Outstanding                            $           --                 --
   Unit Value of Units Outstanding                           $           --       $         --

                                                               One Group          One Group
                                                            Investment Trust   Investment Trust
                                                               Government            Bond
                                                             Bond Portfolio        Portfolio
                                                            -----------------------------------
                                                               Division 7         Division 8
                                                            -----------------------------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value      $   34,004,155     $   32,393,208
                                                            -----------------------------------
Net Assets                                                   $   34,004,155     $   32,393,208
                                                            ===================================
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net
      Of Applicable Contract Loans - Partial Withdrawals
      With Right Of Reinvestment)                            $   34,004,155     $   32,393,208
                                                            -----------------------------------
Total Contract Owner Reserves                                $   34,004,155     $   32,393,208
                                                            ===================================
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets                                                $   34,004,155     $   32,393,208
   Accumulation Units Outstanding                             2,573,587.468      2,435,208.920
   Unit Value of Units Outstanding                           $    13.212745     $    13.302024

Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets                                                $           --     $           --
   Accumulation Units Outstanding                                        --                 --
   Unit Value of Units Outstanding                           $           --     $           --

Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets                                                $           --     $           --
   Accumulation Units Outstanding                                        --                 --
   Unit Value of Units Outstanding                           $           --     $           --

Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets                                                $           --     $           --
   Accumulation Units Outstanding                                        --                 --
   Unit Value of Units Outstanding                           $           --     $           --

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Net Assets
                          December 31, 2003 (Continued)

                                                                One Group
                                                            Investment Trust      AIM V.I.
                                                                Balanced       Premier Equity
                                                                Portfolio           Fund
                                                            ---------------------------------
                                                               Division 9        Division 20
                                                            ---------------------------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value      $   11,496,590    $   28,024,912
                                                            ---------------------------------
Net Assets                                                   $   11,496,590    $   28,024,912
                                                            =================================
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net
      Of Applicable Contract Loans - Partial Withdrawals
      With Right Of Reinvestment)                            $   11,496,590    $   28,024,912
                                                            ---------------------------------
Total Contract Owner Reserves                                $   11,496,590    $   28,024,912
                                                            =================================
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets                                                $   11,496,590    $   28,024,912
   Accumulation Units Outstanding                             1,140,529.083     3,891,587.306
   Unit Value of Units Outstanding                           $    10.080050    $     7.201409

Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets                                                $           --    $           --
   Accumulation Units Outstanding                                        --                --
   Unit Value of Units Outstanding                           $           --    $           --

Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets                                                $           --    $           --
   Accumulation Units Outstanding                                        --                --
   Unit Value of Units Outstanding                           $           --    $           --

Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets                                                $           --    $           --
   Accumulation Units Outstanding                                        --                --
   Unit Value of Units Outstanding                           $           --    $           --

                                                                                   Van Kampen
                                                                AIM V.I.              LIT
                                                             International          Emerging
                                                              Growth Fund       Growth Portfolio
                                                            -------------------------------------
                                                              Division 21     Division 22 and 136
                                                            -------------------------------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value     $    13,552,958      $   26,224,438
                                                            -------------------------------------
Net Assets                                                  $    13,552,958      $   26,224,438
                                                            =====================================
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net
      Of Applicable Contract Loans - Partial Withdrawals
      With Right Of Reinvestment)                           $    13,552,958      $   26,224,438
                                                            -------------------------------------
Total Contract Owner Reserves                               $    13,552,958      $   26,224,438
                                                            =====================================
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets                                               $    13,552,958      $   12,065,926
   Accumulation Units Outstanding                             1,592,290.354       1,411,277.193
   Unit Value of Units Outstanding                          $      8.511612      $     8.549650

Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets                                               $            --      $   12,436,882
   Accumulation Units Outstanding                                        --         690,881.040
   Unit Value of Units Outstanding                          $            --      $    18.001481

Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets                                               $            --      $      765,846
   Accumulation Units Outstanding                                        --          42,860.813
   Unit Value of Units Outstanding                          $            --      $    17.868206

Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets                                               $            --      $      955,785
   Accumulation Units Outstanding                                        --          81,636.498
   Unit Value of Units Outstanding                          $            --      $    11.707811

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Net Assets
                          December 31, 2003 (Continued)

                                                                                Templeton
                                                              Franklin          Developing
                                                             Small Cap      Markets Securities
                                                                Fund              Fund
                                                            ----------------------------------
                                                             Division 23   Division 24 and 115
                                                            ----------------------------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value     $  3,582,508       $  2,749,046
                                                            ----------------------------------
Net Assets                                                  $  3,582,508       $  2,749,046
                                                            ==================================
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net
      Of Applicable Contract Loans - Partial Withdrawals
      With Right Of Reinvestment)                           $  3,582,508       $  2,749,046
                                                            ----------------------------------
Total Contract Owner Reserves                               $  3,582,508       $  2,749,046
                                                            ==================================
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets                                               $  3,582,508       $  1,385,087
   Accumulation Units Outstanding                            364,994.152        130,449.324
   Unit Value of Units Outstanding                          $   9.815244       $  10.617815

Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets                                               $         --       $    991,346
   Accumulation Units Outstanding                                     --         72,311.677
   Unit Value of Units Outstanding                          $         --       $  13.709342

Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets                                               $         --       $     33,481
   Accumulation Units Outstanding                                     --          2,484.649
   Unit Value of Units Outstanding                          $         --       $  13.475283

Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets                                               $         --       $    339,132
   Accumulation Units Outstanding                                     --         31,348.349
   Unit Value of Units Outstanding                          $         --       $  10.818171

                                                                Oppenheimer         VALIC Company I
                                                                High Income          Money Market I
                                                                 Fund /VA              Portfolio
                                                            -----------------------------------------
                                                            Division 25 and 114   Division 26 and 132
                                                            -----------------------------------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value         $ 14,573,025          $  6,206,760
                                                            -----------------------------------------
Net Assets                                                      $ 14,573,025          $  6,206,760
                                                            =========================================
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net
      Of Applicable Contract Loans - Partial Withdrawals
         With Right Of Reinvestment)                            $ 14,573,025          $  6,206,760
                                                            -----------------------------------------
Total Contract Owner Reserves                                   $ 14,573,025          $  6,206,760
                                                            =========================================
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets                                                   $ 10,445,204          $  2,145,469
   Accumulation Units Outstanding                                924,740.164           197,508.708
   Unit Value of Units Outstanding                              $  11.295285          $  10.862655

Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets                                                   $  3,156,135          $  3,150,765
   Accumulation Units Outstanding                                273,108.737           255,508.183
   Unit Value of Units Outstanding                              $  11.556330          $  12.331368

Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets                                                   $    198,338          $    277,531
   Accumulation Units Outstanding                                 17,208.398            22,674.000
   Unit Value of Units Outstanding                              $  11.525675          $  12.240053

Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets                                                   $    773,349          $    632,996
   Accumulation Units Outstanding                                 67,864.163            57,086.114
   Unit Value of Units Outstanding                              $  11.395539          $  11.088447

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Net Assets
                          December 31, 2003 (Continued)

                                                            Van Kampen                                               Oppenheimer
                                                                LIT        VALIC Company I         Putnam VT         Main Street
                                                            Enterprise          Growth           Global Growth     Growth & Income
                                                             Portfolio           Fund                 Fund            Fund /VA
                                                           -----------------------------------------------------------------------
                                                            Division 27  Division 28 and 151  Division 29 and 149    Division 111
                                                           -----------------------------------------------------------------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value    $  2,047,770      $   510,369          $   499,280       $   15,469,622
                                                           -----------------------------------------------------------------------
Net Assets                                                 $  2,047,770      $   510,369          $   499,280       $   15,469,622
                                                           =======================================================================

Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts
      (Net Of Applicable Contract Loans - Partial
      Withdrawals With Right Of Reinvestment)              $  2,047,770      $   510,369          $   499,280       $   15,469,622
                                                           -----------------------------------------------------------------------
Total Contract Owner Reserves                              $  2,047,770      $   510,369          $   499,280       $   15,469,622
                                                           =======================================================================

Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets                                              $  2,047,770      $    52,219          $    98,060       $           --
   Accumulation Units Outstanding                           293,512.507        7,415.523           11,999.470                   --
   Unit Value of Units Outstanding                         $   6.976773      $  7.041791          $  8.172061       $           --

Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets                                              $         --      $   339,154          $   221,366       $   12,382,478
   Accumulation Units Outstanding                                    --       68,208.731           36,217.564        1,233,049.867
   Unit Value of Units Outstanding                         $         --      $  4.972293          $  6.112129       $    10.042155

Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets                                              $         --      $    17,169          $    24,919       $      459,906
   Accumulation Units Outstanding                                    --        3,458.440            4,083.385           44,468.219
   Unit Value of Units Outstanding                         $         --      $  4.964513          $  6.102556       $    10.342342

Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets                                              $         --      $   101,826          $   154,934       $    2,627,238
   Accumulation Units Outstanding                                    --       20,543.044           25,428.387          286,184.221
   Unit Value of Units Outstanding                         $         --      $  4.956721          $  6.092964       $     9.180232

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Net Assets
                          December 31, 2003 (Continued)

                                                             Oppenheimer    Oppenheimer
                                                               Capital      Main Street      Templeton      AIM V.I. Capital
                                                            Appreciation     Small Cap        Foreign         Appreciation
                                                              Fund/ VA       Fund/ VA     Securities Fund         Fund
                                                            ----------------------------------------------------------------
                                                            Division 112   Division 113     Division 116      Division 117
                                                            ----------------------------------------------------------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value     $ 10,544,151   $  4,865,399     $  2,284,729      $  6,154,780
                                                            ----------------------------------------------------------------
Net Assets                                                  $ 10,544,151   $  4,865,399     $  2,284,729      $  6,154,780
                                                            ================================================================

Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of
      Applicable Contract Loans - Partial Withdrawals
      With Right Of Reinvestment)                           $ 10,544,151   $  4,865,399     $  2,284,729      $  6,154,780
                                                            ----------------------------------------------------------------
Total Contract Owner Reserves                               $ 10,544,151   $  4,865,399     $  2,284,729      $  6,154,780
                                                            ================================================================

Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets                                               $         --   $         --     $         --      $         --
   Accumulation Units Outstanding                                     --             --               --                --
   Unit Value of Units Outstanding                          $         --   $         --     $         --      $         --

Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets                                               $  8,377,427   $  3,792,415     $  1,799,927      $  4,606,364
   Accumulation Units Outstanding                            718,257.264    252,075.313      174,368.880       458,783.557
   Unit Value of Units Outstanding                          $  11.663546   $  15.044768     $  10.322526      $  10.040385

Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets                                               $    477,390   $    220,957     $     88,274      $    201,422
   Accumulation Units Outstanding                             43,865.580     14,725.675        8,518.611        22,303.485
   Unit Value of Units Outstanding                          $  10.883017   $  15.004866     $  10.362442      $   9.030986

Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets                                               $  1,689,330   $    852,027     $    396,528      $  1,346,995
   Accumulation Units Outstanding                            142,739.160     62,966.853       40,542.581       151,796.437
   Unit Value of Units Outstanding                          $  11.835081   $  13.531356     $   9.780538      $   8.873695

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Net Assets
                          December 31, 2003 (Continued)

                                                                                                                   VALIC Company I
                                                           AIM V.I. Diversified  VALIC Company I  VALIC Company I   International
                                                                 Income            Stock Index    Growth & Income     Equities
                                                                  Fund                Fund             Fund             Fund
                                                           -----------------------------------------------------------------------
                                                               Division 118        Division 133     Division 134    Division 135
                                                           -----------------------------------------------------------------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value        $  3,555,789        $ 15,332,434     $ 13,211,777     $  4,011,326
                                                           -----------------------------------------------------------------------
Net Assets                                                     $  3,555,789        $ 15,332,434     $ 13,211,777     $  4,011,326
                                                           =======================================================================
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of
      Applicable Contract Loans - Partial Withdrawals
      With Right Of Reinvestment)                              $  3,555,789        $ 15,332,434     $ 13,211,777     $  4,011,326
                                                           -----------------------------------------------------------------------
Total Contract Owner Reserves                                  $  3,555,789        $ 15,332,434     $ 13,211,777     $  4,011,326
                                                           =======================================================================
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets                                                  $         --        $         --     $         --     $         --
   Accumulation Units Outstanding                                        --                  --               --               --
   Unit Value of Units Outstanding                             $         --        $         --     $         --     $         --

Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets                                                  $  2,718,131        $ 12,926,057     $ 11,342,555     $  3,330,053
   Accumulation Units Outstanding                               256,111.216         805,831.202      863,408.423      350,101.870
   Unit Value of Units Outstanding                             $  10.613089        $  16.040651     $  13.136952     $   9.511670

Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets                                                  $     95,499        $    611,873     $    749,830     $    182,670
   Accumulation Units Outstanding                                 8,898.643          38,429.671       57,503.575       19,348.100
   Unit Value of Units Outstanding                             $  10.731881        $  15.921895     $  13.039706     $   9.441213

Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets                                                  $    742,158        $  1,794,500     $  1,119,392     $    498,603
   Accumulation Units Outstanding                                70,013.963         200,707.141      130,823.121       68,213.339
   Unit Value of Units Outstanding                             $  10.600142        $   8.940890     $   8.556529     $   7.309466

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Net Assets
                          December 31, 2003 (Continued)

                                                            VALIC Company I
                                                              Government          OCCAT         Janus Aspen        Janus Aspen
                                                              Securities         Managed       Series Growth   Series International
                                                                 Fund           Portfolio        Portfolio        Growth Portfolio
                                                            -----------------------------------------------------------------------
                                                              Division 138     Division 139     Division 141       Division 142
                                                            -----------------------------------------------------------------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value      $   19,202,832   $   22,800,736    $  1,546,354       $   670,116
                                                            -----------------------------------------------------------------------
Net Assets                                                   $   19,202,832   $   22,800,736    $  1,546,354       $   670,116
                                                            =======================================================================
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net
      Of Applicable Contract Loans - Partial Withdrawals
      With Right Of Reinvestment)                            $   19,202,832   $   22,800,736    $  1,546,354       $   670,116
                                                            -----------------------------------------------------------------------
Total Contract Owner Reserves                                $   19,202,832   $   22,800,736    $  1,546,354       $   670,116
                                                            =======================================================================
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets                                                $           --   $           --    $         --       $        --
   Accumulation Units Outstanding                                        --               --              --                --
   Unit Value of Units Outstanding                           $           --   $           --    $         --       $        --

Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets                                                $   15,799,883   $   20,259,560    $  1,070,325       $   559,045
   Accumulation Units Outstanding                             1,066,804.673    1,250,288.771     171,826.156        81,647.023
   Unit Value of Units Outstanding                           $    14.810474   $    16.203905    $   6.229116       $  6.847092

Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets                                                $    1,130,620   $    1,022,748    $     51,624       $     9,702
   Accumulation Units Outstanding                                76,908.774       63,588.076       8,300.569         1,419.107
   Unit Value of Units Outstanding                           $    14.700790   $    16.083965    $   6.219384       $  6.836383

Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets                                                $    2,272,329   $    1,518,429    $    424,404       $   101,370
   Accumulation Units Outstanding                               172,194.794      153,399.431      68,346.427        14,851.417
   Unit Value of Units Outstanding                           $    13.196272   $     9.898528    $   6.209607       $  6.825637

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Net Assets
                          December 31, 2003 (Continued)

                                                                 MFS        VALIC Company I
                                                             VIT Capital        Science       VALIC Company II   VALIC Company II
                                                            Opportunities     & Technology         Mid Cap        Strategic Bond
                                                                Series            Fund           Value Fund            Fund
                                                            ---------------------------------------------------------------------
                                                             Division 143     Division 144      Division 145       Division 146
                                                            ---------------------------------------------------------------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value      $    784,375     $    628,066      $  2,805,446       $  1,842,817
                                                            ---------------------------------------------------------------------
Net Assets                                                   $    784,375     $    628,066      $  2,805,446       $  1,842,817
                                                            =====================================================================
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of
      Applicable Contract Loans - Partial Withdrawals
      With Right Of Reinvestment)                            $    784,375     $    628,066      $  2,805,446       $  1,842,817
                                                            ---------------------------------------------------------------------
Total Contract Owner Reserves                                $    784,375     $    628,066      $  2,805,446       $  1,842,817
                                                            =====================================================================
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets                                                $         --     $         --      $         --       $         --
   Accumulation Units Outstanding                                      --               --                --                 --
   Unit Value of Units Outstanding                           $         --     $         --      $         --       $         --

Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets                                                $    685,687     $    467,421      $  2,307,877       $  1,501,591
   Accumulation Units Outstanding                             109,343.077      112,136.921       185,517.799        110,815.193
   Unit Value of Units Outstanding                           $   6.270965     $   4.168304      $  12.440192       $  13.550409

Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets                                                $     25,918     $     21,418      $     52,249       $     79,747
   Accumulation Units Outstanding                               4,139.582        5,146.325         4,206.561          5,894.406
   Unit Value of Units Outstanding                           $   6.261120     $   4.161783      $  12.420744       $  13.529218

Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets                                                $     72,765     $    139,228      $    445,320       $    261,480
   Accumulation Units Outstanding                              11,639.936       33,506.692        35,909.300         19,357.422
   Unit Value of Units Outstanding                           $   6.251318     $   4.155219      $  12.401258       $  13.507999

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Net Assets
                          December 31, 2003 (Continued)

                                                            VALIC Company II     Putnam VT
                                                             High Yield Bond      Voyager
                                                                  Fund            Fund II
                                                            -------------------------------
                                                              Division 147     Division 148
                                                            -------------------------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value        $   628,217      $   724,958
                                                            -------------------------------
Net Assets                                                     $   628,217      $   724,958
                                                            ===============================
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of
      Applicable Contract Loans - Partial Withdrawals With
      Right Of Reinvestment)                                   $   628,217      $   724,958
                                                            -------------------------------
Total Contract Owner Reserves                                  $   628,217      $   724,958
                                                            ===============================
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets                                                  $        --      $        --
   Accumulation Units Outstanding                                       --               --
   Unit Value of Units Outstanding                             $        --      $        --

Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets                                                  $   564,016      $   439,602
   Accumulation Units Outstanding                               45,203.572       84,733.162
   Unit Value of Units Outstanding                             $ 12.477233      $  5.188078

Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets                                                  $    19,033      $    71,936
   Accumulation Units Outstanding                                1,527.801       13,887.350
   Unit Value of Units Outstanding                             $ 12.457713      $  5.179942

Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets                                                  $    45,168      $   213,420
   Accumulation Units Outstanding                                3,631.411       41,266.010
   Unit Value of Units Outstanding                             $ 12.438174      $  5.171815

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                        Schedule of Portfolio Investments
                                December 31, 2003

                                                                                       Net Asset Value    Net Asset
Underlying Fund                                             Division      Shares          Per Share         Value         Cost
----------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Equity Portfolio         1      1,436,769.820       $14.19        $20,387,764   $21,638,996
One Group Investment Trust Equity Index Portfolio               2        739,386.253         9.72          7,186,834     7,189,184
One Group Investment Trust Large Cap Growth Portfolio           3      2,233,501.270        12.51         27,941,101    35,547,447
One Group Investment Trust Mid Cap Value Portfolio              4      1,590,808.452        13.78         21,921,340    19,089,803
One Group Investment Trust Mid Cap Growth Portfolio             5        949,416.316        15.69         14,896,342    16,118,246
One Group Investment Trust Diversified Mid Cap Portfolio        6        288,155.727        15.50          4,466,413     4,187,124
One Group Investment Trust Government Bond Portfolio            7      2,913,809.330        11.67         34,004,155    31,917,799
One Group Investment Trust Bond Portfolio                       8      2,797,340.940        11.58         32,393,208    30,740,620
One Group Investment Trust Balanced Portfolio                   9        793,415.478        14.49         11,496,590    11,446,399
AIM V.I. Premier Equity Fund                                   20      1,385,314.468        20.23         28,024,912    34,564,441
AIM V.I. International Growth Fund                             21        844,947.522        16.04         13,552,958    15,017,317
Van Kampen LIT Emerging Growth Portfolio                    22 & 136   1,078,751.047        24.31         26,224,438    40,356,566
Franklin Small Cap Fund                                        23        205,536.805        17.43          3,582,508     3,546,895
Templeton Developing Markets Securities Fund                24 & 115     387,735.638         7.09          2,749,046     1,981,061
Oppenheimer High Income Fund/VA                             25 & 114   1,692,569.712         8.61         14,573,025    14,269,508
VALIC Company I Money Market I Fund                         26 & 132   6,206,760.000         1.00          6,206,760     6,206,760
Van Kampen LIT Enterprise Portfolio                            27        156,080.049        13.12          2,047,770     2,313,735
VALIC Company I Growth Fund                                 28 & 151     107,446.076         4.75            510,369       546,234
Putnam VT Global Growth Fund                                29 & 149      54,328.599         9.19            499,280       457,919
Oppenheimer Main Street Growth & Income Fund/VA                111       805,709.465        19.20         15,469,622    16,668,174
Oppenheimer Capital Appreciation Fund/VA                       112       303,866.023        34.70         10,544,151    12,145,211
Oppenheimer Main Street Small Cap Fund/VA                      113       362,008.860        13.44          4,865,399     3,929,020
Templeton Foreign Securities Fund                              116       186,660.891        12.24          2,284,729     2,559,540
AIM V.I. Capital Appreciation Fund                             117       289,228.436        21.28          6,154,780     8,680,280
AIM V.I. Diversified Income Fund                               118       403,150.636         8.82          3,555,789     3,765,414
VALIC Company I Stock Index Fund                               133       502,044.335        30.54         15,332,434    19,232,804
VALIC Company I Growth & Income Fund                           134     1,020,214.389        12.95         13,211,777    18,111,124
VALIC Company I International Equities Fund                    135       592,514.930         6.77          4,011,326     5,396,745
VALIC Company I Government Securities Fund                     138     1,914,539.539        10.03         19,202,832    19,428,292
OCCAT Managed Portfolio                                        139       582,691.976        39.13         22,800,736    23,694,558
Janus Aspen Series Growth Portfolio                            141        81,216.070        19.04          1,546,354     1,416,829
Janus Aspen Series International Growth Portfolio              142        29,275.497        22.89            670,116       564,830
MFS VIT Capital Opportunities Series                           143        64,770.851        12.11            784,375       785,151
VALIC Company I Science & Technology Fund                      144        55,433.881        11.33            628,066       631,829
VALIC Company II Mid Cap Value Fund                            145       172,749.147        16.24          2,805,446     2,280,106
VALIC Company II Strategic Bond Fund                           146       172,387.022        10.69          1,842,817     1,682,550
VALIC Company II High Yield Bond Fund                          147        75,688.769         8.30            628,217       566,902
Putnam VT Voyager Fund II                                      148       156,917.264         4.62            724,958       701,662

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Operations
                      For the Year Ended December 31, 2003

                                                              One Group         One Group         One Group         One Group
                                                           Investment Trust  Investment Trust  Investment Trust  Investment Trust
                                                             Diversified          Equity         Large Cap           Mid Cap
                                                           Equity Portfolio   Index Portfolio  Growth Portfolio  Value Portfolio
                                                           ----------------------------------------------------------------------
                                                              Division 1        Division 2        Division 3        Division 4
                                                           ----------------------------------------------------------------------
Investment Income:
   Dividends From Mutual Funds                                $  108,467        $   65,081        $    24,482       $  101,225
Expenses:
   Mortality And Expense Risk Charge                             203,456            70,642            283,312          209,292
                                                           ----------------------------------------------------------------------
Net Investment Income (Loss)                                     (94,989)           (5,561)          (258,830)        (108,067)
                                                           ----------------------------------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares           (415,136)         (411,468)        (2,183,190)          87,639
   Realized Gain Distributions From Mutual Funds                      --                --                 --               --
                                                           ----------------------------------------------------------------------
   Net Realized Gains (Losses)                                  (415,136)         (411,468)        (2,183,190)          87,639
                                                           ----------------------------------------------------------------------
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                        4,512,591         1,911,677          8,213,950        5,267,744
                                                           ----------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations             $4,002,466        $1,494,648        $ 5,771,930       $5,247,316
                                                           ======================================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Operations
                For the Year Ended December 31, 2003 (Continued)

                                                              One Group          One Group           One Group          One Group
                                                          Investment Trust    Investment Trust   Investment Trust   Investment Trust
                                                              Mid Cap           Diversified         Government           Bond
                                                          Growth Portfolio   Mid Cap Portfolio    Bond Portfolio       Portfolio
                                                          --------------------------------------------------------------------------
                                                             Division 5         Division 6          Division 7         Division 8
                                                          --------------------------------------------------------------------------
Investment Income:
   Dividends From Mutual Funds                               $       --          $    7,664         $ 1,585,044        $ 1,922,397
Expenses:
   Mortality And Expense Risk Charge                            151,508              45,173             395,726            375,749
                                                          --------------------------------------------------------------------------
Net Investment Income (Loss)                                   (151,508)            (37,509)          1,189,318          1,546,648
                                                          --------------------------------------------------------------------------

Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares          (724,918)           (156,812)            754,868            605,541
   Realized Gain Distributions From Mutual Funds                     --                  --                  --                 --
                                                          --------------------------------------------------------------------------
   Net Realized Gains (Losses)                                 (724,918)           (156,812)            754,868            605,541
                                                          --------------------------------------------------------------------------

   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                       3,943,061           1,219,899          (1,474,554)        (1,297,141)
                                                          --------------------------------------------------------------------------

Increase (Decrease) In Net Assets From Operations            $3,066,635          $1,025,578         $   469,632        $   855,048
                                                          ==========================================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Operations
                For the Year Ended December 31, 2003 (Continued)

                                                                One Group                                           Van Kampen
                                                            Investment Trust      AIM V.I.         AIM V.I.            LIT
                                                                Balanced       Premier Equity   International         Emerging
                                                                Portfolio           Fund         Growth Fund      Growth Portfolio
                                                            -----------------------------------------------------------------------
                                                               Division 9        Division 20     Division 21    Division 22 and 136
                                                            -----------------------------------------------------------------------
Investment Income:
   Dividends From Mutual Funds                                 $  294,524       $    77,219      $   64,600        $        --
Expenses:
   Mortality And Expense Risk Charge                              119,421           283,493         129,997            324,290
                                                            -----------------------------------------------------------------------
Net Investment Income (Loss)                                      175,103          (206,274)        (65,397)          (324,290)
                                                            -----------------------------------------------------------------------

Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares            (197,803)       (1,352,034)       (640,705)        (3,610,893)
   Realized Gain Distributions From Mutual Funds                       --                --              --                 --
                                                            -----------------------------------------------------------------------
   Net Realized Gains (Losses)                                   (197,803)       (1,352,034)       (640,705)        (3,610,893)
                                                            -----------------------------------------------------------------------

   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                         1,574,440         6,901,357       3,640,928          9,418,144
                                                            -----------------------------------------------------------------------

Increase (Decrease) In Net Assets From Operations              $1,551,740       $ 5,343,049      $2,934,826        $ 5,482,961
                                                            =======================================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Operations
                For the Year Ended December 31, 2003 (Continued)

                                                                            Templeton
                                                            Franklin        Developing          Oppenheimer        VALIC Company I
                                                           Small Cap    Markets Securities      High Income         Money Market I
                                                             Fund              Fund               Fund /VA            Portfolio
                                                          --------------------------------------------------------------------------
                                                          Division 23  Division 24 and 115  Division 25 and 114  Division 26 and 132
                                                          --------------------------------------------------------------------------
Investment Income:
   Dividends From Mutual Funds                            $       --        $ 26,382            $  940,006            $ 47,217
Expenses:
   Mortality And Expense Risk Charge                          35,732          30,215               166,599             105,849
                                                          --------------------------------------------------------------------------
Net Investment Income (Loss)                                 (35,732)         (3,833)              773,407             (58,632)
                                                          --------------------------------------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares       (478,666)         75,869              (358,333)                 --
   Realized Gain Distributions From Mutual Funds                  --              --                    --                  --
                                                          --------------------------------------------------------------------------
   Net Realized Gains (Losses)                              (478,666)         75,869              (358,333)                 --
                                                          --------------------------------------------------------------------------
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                    1,478,429         897,510             2,272,799                  --
                                                          --------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations         $  964,031        $969,546            $2,687,873            $(58,632)
                                                          ==========================================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Operations
                For the Year Ended December 31, 2003 (Continued)

                                                             Van Kampen                                              Oppenheimer
                                                                LIT        VALIC Company I        Putnam VT          Main Street
                                                             Enterprise        Growth           Global Growth     Growth & Income
                                                             Portfolio          Fund                 Fund             Fund /VA
                                                            ----------------------------------------------------------------------
                                                            Division 27  Division 28 and 151  Division 29 and 149    Division 111
                                                            ----------------------------------------------------------------------
Investment Income:
   Dividends From Mutual Funds                               $   8,223        $     --             $  4,042          $  134,933
Expenses:
   Mortality And Expense Risk Charge                            19,607           7,200                6,305             208,424
                                                            ----------------------------------------------------------------------
Net Investment Income (Loss)                                   (11,384)         (7,200)              (2,263)            (73,491)
                                                            ----------------------------------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares         (161,379)        (50,757)             (27,430)           (859,195)
   Realized Gain Distributions From Mutual Funds                    --              --                   --                  --
                                                            ----------------------------------------------------------------------
   Net Realized Gains (Losses)                                (161,379)        (50,757)             (27,430)           (859,195)
                                                            ----------------------------------------------------------------------
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                        550,173         153,831              137,889           4,054,125
                                                            ----------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations            $ 377,410        $ 95,874             $108,196          $3,121,439
                                                            ======================================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Operations
                For the Year Ended December 31, 2003 (Continued)

                                                             Oppenheimer   Oppenheimer
                                                               Capital     Main Street       Templeton      AIM V.I. Capital
                                                            Appreciation    Small Cap         Foreign         Appreciation
                                                              Fund/ VA       Fund/ VA     Securities Fund         Fund
                                                            ----------------------------------------------------------------
                                                            Division 112   Division 113     Division 116      Division 117
                                                            ----------------------------------------------------------------
Investment Income:
   Dividends From Mutual Funds                              $    37,032     $       --       $  33,919         $       --
Expenses:
   Mortality And Expense Risk Charge                            141,824         60,727          29,132             84,669
                                                            ----------------------------------------------------------------
Net Investment Income (Loss)                                   (104,792)       (60,727)          4,787            (84,669)
                                                            ----------------------------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares        (1,032,189)      (167,598)       (264,991)          (784,235)
   Realized Gain Distributions From Mutual Funds                     --             --              --                 --
                                                            ----------------------------------------------------------------
   Net Realized Gains (Losses)                               (1,032,189)      (167,598)       (264,991)          (784,235)
                                                            ----------------------------------------------------------------
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                       3,553,735      1,681,936         797,732          2,242,484
                                                            ----------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations           $ 2,416,754     $1,453,611       $ 537,528         $1,373,580
                                                            ================================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Operations
                For the Year Ended December 31, 2003 (Continued)

                                                                                                                    VALIC Company I
                                                         AIM V.I. Diversified   VALIC Company I   VALIC Company I    International
                                                                Income            Stock Index     Growth & Income      Equities
                                                                 Fund                 Fund              Fund             Fund
                                                         --------------------------------------------------------------------------
                                                             Division 118         Division 133      Division 134    Division 135
                                                         --------------------------------------------------------------------------
Investment Income:
   Dividends From Mutual Funds                                 $219,321           $   186,914       $    83,638       $   53,147
Expenses:
   Mortality And Expense Risk Charge                             53,096               207,096           185,278           52,239
                                                         --------------------------------------------------------------------------
Net Investment Income (Loss)                                    166,225               (20,182)         (101,640)             908
                                                         --------------------------------------------------------------------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares           (66,625)           (1,216,032)       (2,252,814)        (684,344)
   Realized Gain Distributions From Mutual Funds                     --                50,337                --               --
                                                         --------------------------------------------------------------------------
   Net Realized Gains (Losses)                                  (66,625)           (1,165,695)       (2,252,814)        (684,344)
                                                         --------------------------------------------------------------------------
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                         165,804             4,464,209         4,708,325        1,580,225
                                                         --------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations              $265,404           $ 3,278,332       $ 2,353,871       $  896,789
                                                         ==========================================================================


   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Operations
                For the Year Ended December 31, 2003 (Continued)

                                                            VALIC Company I
                                                               Government         OCCAT       Janus Aspen        Janus Aspen
                                                               Securities        Managed     Series Growth   Series International
                                                                 Fund           Portfolio      Portfolio       Growth Portfolio
                                                            ---------------------------------------------------------------------
                                                              Division 138    Division 139    Division 141       Division 142
                                                            ---------------------------------------------------------------------
Investment Income:
   Dividends From Mutual Funds                                $   671,748      $  394,520      $      --          $  6,075
Expenses:
   Mortality And Expense Risk Charge                              319,486         316,603         19,937             9,613
                                                            ---------------------------------------------------------------------
Net Investment Income (Loss)                                      352,262          77,917        (19,937)           (3,538)
                                                            ---------------------------------------------------------------------

Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares             764,833        (833,719)      (129,897)           43,784
   Realized Gain Distributions From Mutual Funds                1,354,451              --             --                --
                                                            ---------------------------------------------------------------------
   Net Realized Gains (Losses)                                  2,119,284        (833,719)      (129,897)           43,784
                                                            ---------------------------------------------------------------------

   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                        (2,548,034)      4,667,002        504,414           138,195
                                                            ---------------------------------------------------------------------

Increase (Decrease) In Net Assets From Operations             $   (76,488)     $3,911,200      $ 354,580          $178,441
                                                            =====================================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Operations
                For the Year Ended December 31, 2003 (Continued)

                                                                 MFS        VALIC Company I
                                                             VIT Capital        Science       VALIC Company II   VALIC Company II
                                                            Opportunities     & Technology        Mid Cap         Strategic Bond
                                                                Series           Fund            Value Fund           Fund
                                                            ---------------------------------------------------------------------
                                                             Division 143     Division 144      Division 145       Division 146
                                                            ---------------------------------------------------------------------
Investment Income:
   Dividends From Mutual Funds                                $  1,447         $     --           $  2,068           $102,868
Expenses:
   Mortality And Expense Risk Charge                             9,739            7,998             32,568             25,497
                                                            ---------------------------------------------------------------------
Net Investment Income (Loss)                                    (8,292)          (7,998)           (30,500)            77,371
                                                            ---------------------------------------------------------------------

Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares          (34,435)         (78,855)           (12,161)            22,845
   Realized Gain Distributions From Mutual Funds                    --               --                 --             15,935
                                                            ---------------------------------------------------------------------
   Net Realized Gains (Losses)                                 (34,435)         (78,855)           (12,161)            38,780
                                                            ---------------------------------------------------------------------

   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                        191,466          299,335            837,794            166,339
                                                            ---------------------------------------------------------------------

Increase (Decrease) In Net Assets From Operations             $148,739         $212,482           $795,133           $282,490
                                                            =====================================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Operations
                For the Year Ended December 31, 2003 (Continued)

                                                         VALIC Company II     Putnam VT
                                                          High Yield Bond      Voyager
                                                               Fund            Fund II
                                                         -------------------------------
                                                           Division 147     Division 148
                                                         -------------------------------
Investment Income:
   Dividends From Mutual Funds                                $ 50,621       $      --
Expenses:
   Mortality And Expense Risk Charge                             8,403          10,309
                                                         -------------------------------
Net Investment Income (Loss)                                    42,218         (10,309)
                                                         -------------------------------

   Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares           (2,624)        (56,471)
   Realized Gain Distributions From Mutual Funds                    --              --
                                                         -------------------------------
   Net Realized Gains (Losses)                                  (2,624)        (56,471)
                                                         -------------------------------

Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                            98,733         234,244
                                                         -------------------------------

Increase (Decrease) In Net Assets From Operations             $138,327       $ 167,464
                                                         ===============================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                         AIG Annuity Insurance Company

                      Statements of Changes in Net Assets

                                                                                             One Group
                                                                                          Investment Trust
                                                                                            Diversified
                                                                                          Equity Portfolio
                                                                                    ---------------------------
                                                                                             Division 1
                                                                                    ---------------------------
                                                                                      For The        For The
                                                                                     Year Ended     Year Ended
                                                                                    December 31,   December 31,
                                                                                        2003           2002
                                                                                    ---------------------------
Operations:
   Net Investment Income (Loss)                                                     $   (94,989)   $  (184,439)
   Net Realized Gains (Losses) From Securities Transactions                            (415,136)      (267,977)
   Net Change in Unrealized Appreciation (Depreciation) During The Period             4,512,591     (4,137,409)
                                                                                    ---------------------------
Increase (Decrease) In Net Assets From Operations                                     4,002,466     (4,589,825)
                                                                                    ---------------------------

Principal Transactions:
   Purchase Payments                                                                    400,190        886,536
   Surrenders Of Accumulation Units By Terminations And Withdrawals                  (1,469,340)    (1,126,687)
   Amounts Transferred From (To) Other Divisions Or The AIGA General Account, Net     1,972,883      4,729,250
                                                                                    ---------------------------
   Increase (Decrease) In Net Assets Resulting From Principal Transactions              903,733      4,489,099
                                                                                    ---------------------------
Total Increase (Decrease) In Net Assets                                               4,906,199       (100,726)

Net Assets:
Beginning Of Period                                                                  15,481,565     15,582,291
                                                                                    ---------------------------
End Of Period                                                                       $20,387,764    $15,481,565
                                                                                    ===========================

Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                                     57,122        112,822
   Decrease For Surrendered Contracts                                                  (205,904)      (151,497)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
      The AIGA General Account, Net                                                     284,571        605,425
                                                                                    ---------------------------
   Increase (Decrease) In Units Outstanding                                             135,789        566,750
   Accumulation Units At Beginning Of Period                                          2,345,592      1,778,842
                                                                                    ---------------------------
   Accumulation Units At End Of Period                                                2,481,381      2,345,592
                                                                                    ===========================

Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                                         --             --
   Decrease For Surrendered Contracts                                                        --             --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
      The AIGA General Account, Net                                                          --             --
                                                                                    ---------------------------
   Increase (Decrease) In Units Outstanding                                                  --             --
   Accumulation Units At Beginning Of Period                                                 --             --
                                                                                    ---------------------------
   Accumulation Units At End Of Period                                                       --             --
                                                                                    ===========================

Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                                         --             --
   Decrease For Surrendered Contracts                                                        --             --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
      The AIGA General Account, Net                                                          --             --
                                                                                    ---------------------------
   Increase (Decrease) In Units Outstanding                                                  --             --
   Accumulation Units At Beginning Of Period                                                 --             --
                                                                                    ---------------------------
   Accumulation Units At End Of Period                                                       --             --
                                                                                    ===========================

Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                                         --             --
   Decrease For Surrendered Contracts                                                        --             --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
      The AIGA General Account, Net                                                          --             --
                                                                                    ---------------------------
   Increase (Decrease) In Units Outstanding                                                  --             --
   Accumulation Units At Beginning Of Period                                                 --             --
                                                                                    ---------------------------
   Accumulation Units At End Of Period                                                       --             --
                                                                                    ===========================

                                                                                             One Group
                                                                                          Investment Trust
                                                                                               Equity
                                                                                          Index Portfolio
                                                                                    ---------------------------
                                                                                             Division 2
                                                                                    ---------------------------
                                                                                       For The        For The
                                                                                     Year Ended     Year Ended
                                                                                    December 31,   December 31,
                                                                                        2003           2002
                                                                                    ---------------------------
Operations:
   Net Investment Income (Loss)                                                      $   (5,561)   $   (66,694)
   Net Realized Gains (Losses) From Securities Transactions                            (411,468)      (458,647)
   Net Change in Unrealized Appreciation (Depreciation) During The Period             1,911,677     (1,029,542)
                                                                                    ---------------------------
Increase (Decrease) In Net Assets From Operations                                     1,494,648     (1,554,883)
                                                                                    ---------------------------
Principal Transactions:
   Purchase Payments                                                                     31,866        406,605
   Surrenders Of Accumulation Units By Terminations And Withdrawals                    (491,197)      (675,788)
   Amounts Transferred From (To) Other Divisions Or The AIGA General Account, Net       804,928      1,081,783
                                                                                    ---------------------------
   Increase (Decrease) In Net Assets Resulting From Principal Transactions              345,597        812,600
                                                                                    ---------------------------
Total Increase (Decrease) In Net Assets                                               1,840,245       (742,283)

Net Assets:
Beginning Of Period                                                                   5,346,589      6,088,872
                                                                                    ---------------------------
End Of Period                                                                        $7,186,834    $ 5,346,589
                                                                                    ===========================

Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                                      4,666         55,110
   Decrease For Surrendered Contracts                                                   (68,302)       (94,207)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
      The AIGA General Account, Net                                                     114,570        142,855
                                                                                    ---------------------------
   Increase (Decrease) In Units Outstanding                                              50,934        103,758
   Accumulation Units At Beginning Of Period                                            814,755        710,997
                                                                                    ---------------------------
   Accumulation Units At End Of Period                                                  865,689        814,755
                                                                                    ===========================

Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                                         --             --
   Decrease For Surrendered Contracts                                                        --             --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
      The AIGA General Account, Net                                                          --             --
                                                                                    ---------------------------
   Increase (Decrease) In Units Outstanding                                                  --             --
   Accumulation Units At Beginning Of Period                                                 --             --
                                                                                    ---------------------------
   Accumulation Units At End Of Period                                                       --             --
                                                                                    ===========================

Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                                         --             --
   Decrease For Surrendered Contracts                                                        --             --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
      The AIGA General Account, Net                                                          --             --
                                                                                    ---------------------------
   Increase (Decrease) In Units Outstanding                                                  --             --
   Accumulation Units At Beginning Of Period                                                 --             --
                                                                                    ---------------------------
   Accumulation Units At End Of Period                                                       --             --
                                                                                    ===========================

Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                                         --             --
   Decrease For Surrendered Contracts                                                        --             --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
      The AIGA General Account, Net                                                          --             --
                                                                                    ---------------------------
   Increase (Decrease) In Units Outstanding                                                  --             --
   Accumulation Units At Beginning Of Period                                                 --             --
                                                                                    ---------------------------
   Accumulation Units At End Of Period                                                       --             --
                                                                                    ===========================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                     One Group                     One Group
                                                                  Investment Trust              Investment Trust
                                                                      Large Cap                     Mid Cap
                                                                  Growth Portfolio              Value Portfolio
                                                            ---------------------------------------------------------
                                                                     Division 3                    Division 4
                                                            ---------------------------------------------------------
                                                              For The        For The        For The        For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003          2002            2003           2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                             $  (258,830)   $  (263,066)   $  (108,067)   $  (199,493)
   Net Realized Gains (Losses) From Securities
      Transactions                                           (2,183,190)    (1,357,386)        87,639      1,199,854
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                       8,213,950     (6,436,019)     5,267,744     (3,621,378)
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations             5,771,930     (8,056,471)     5,247,316     (2,621,017)
                                                            ---------------------------------------------------------
Principal Transactions:
   Purchase Payments                                            530,915      1,205,269        406,954        956,333
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                            (1,987,048)    (1,785,024)    (1,365,304)    (1,285,224)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                               2,162,109      6,432,363      1,728,468      2,584,729
                                                            ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                    705,976      5,852,608        770,118      2,255,838
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                       6,477,906     (2,203,863)     6,017,434       (365,179)

Net Assets:
Beginning Of Period                                          21,463,195     23,667,058     15,903,906     16,269,085
                                                            ---------------------------------------------------------
End Of Period                                               $27,941,101    $21,463,195    $21,921,340    $15,903,906
                                                            =========================================================
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received             97,739        198,681         34,629         74,871
   Decrease For Surrendered Contracts                          (357,349)      (311,255)      (114,129)      (104,416)
   Increase (Decrease) For Transfers - From (To)
      Other Divisions Or The AIGA General Account, Net          398,336      1,050,966        151,722        199,902
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                     138,726        938,392         72,222        170,357
   Accumulation Units At Beginning Of Period                  4,257,144      3,318,752      1,434,533      1,264,176
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                        4,395,870      4,257,144      1,506,755      1,434,533
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                 --             --             --             --
   Decrease For Surrendered Contracts                                --             --             --             --
   Increase (Decrease) For Transfers - From (To)
      Other Divisions Or The AIGA General Account, Net               --             --             --             --
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                          --             --             --             --
   Accumulation Units At Beginning Of Period                         --             --             --             --
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                               --             --             --             --
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                 --             --             --             --
   Decrease For Surrendered Contracts                                --             --             --             --
   Increase (Decrease) For Transfers - From (To)
      Other Divisions Or The AIGA General Account, Net               --             --             --             --
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                          --             --             --             --
   Accumulation Units At Beginning Of Period                         --             --             --             --
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                               --             --             --             --
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                 --             --             --             --
   Decrease For Surrendered Contracts                                --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
   Divisions Or The AIGA General Account, Net                        --             --             --             --
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                          --             --             --             --
   Accumulation Units At Beginning Of Period                         --             --             --             --
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                               --             --             --             --
                                                            =========================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                     One Group                     One Group
                                                                  Investment Trust             Investment Trust
                                                                      Mid Cap                    Diversified
                                                                  Growth Portfolio             Mid Cap Portfolio
                                                            ---------------------------------------------------------
                                                                     Division 5                   Division 6
                                                            ---------------------------------------------------------
                                                               For The        For The        For The        For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003           2002           2003           2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                             $  (151,508)   $  (153,421)    $  (37,509)    $  (44,087)
   Net Realized Gains (Losses) From Securities
      Transactions                                             (724,918)    (1,031,789)      (156,812)      (123,760)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                       3,943,061     (2,078,967)     1,219,899       (644,081)
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations             3,066,635     (3,264,177)     1,025,578       (811,928)
                                                            ---------------------------------------------------------
Principal Transactions:
   Purchase Payments                                            264,395        831,882         86,625        275,386
   Surrenders Of Accumulation Units By Terminations
      And Withdrawals                                        (1,101,895)    (1,247,149)      (290,077)      (303,817)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                 863,557      1,688,704        122,591        679,210
                                                            ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                     26,057      1,273,437        (80,861)       650,779
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                       3,092,692     (1,990,740)       944,717       (161,149)

Net Assets:
Beginning Of Period                                          11,803,650     13,794,390      3,521,696      3,682,845
                                                            ---------------------------------------------------------
End Of Period                                               $14,896,342    $11,803,650     $4,466,413     $3,521,696
                                                            =========================================================
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received             27,406         79,559          8,432         24,752
   Decrease For Surrendered Contracts                          (112,765)      (127,554)       (27,386)       (27,847)
   Increase (Decrease) For Transfers - From (To)
      Other Divisions Or The AIGA General Account, Net           90,731        149,598         12,990         57,796
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                       5,372        101,603         (5,964)        54,701
   Accumulation Units At Beginning Of Period                  1,313,660      1,212,057        363,839        309,138
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                        1,319,032      1,313,660        357,875        363,839
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                 --             --             --             --
   Decrease For Surrendered Contracts                                --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                     --             --             --             --
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                          --             --             --             --
   Accumulation Units At Beginning Of Period                         --             --             --             --
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                               --             --             --             --
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                 --             --             --             --
   Decrease For Surrendered Contracts                                --             --             --             --
   Increase (Decrease) For Transfers - From (To)
      Other Divisions Or The AIGA General Account, Net               --             --             --             --
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                          --             --             --             --
   Accumulation Units At Beginning Of Period                         --             --             --             --
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                               --             --             --             --
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                 --             --             --             --
   Decrease For Surrendered Contracts                                --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                     --             --             --             --
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                          --             --             --             --
   Accumulation Units At Beginning Of Period                         --             --             --             --
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                               --             --             --             --
                                                            =========================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                      One Group                    One Group
                                                                  Investment Trust             Investment Trust
                                                                     Government                      Bond
                                                                   Bond Portfolio                  Portfolio
                                                            ---------------------------------------------------------
                                                                     Division 7                   Division 8
                                                            ---------------------------------------------------------
                                                              For The         For The        For The        For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003           2002           2003           2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                             $ 1,189,318    $  (345,300)   $ 1,546,648    $  (329,060)
   Net Realized Gains (Losses) From Securities
      Transactions                                              754,868        247,753        605,541        281,841
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                      (1,474,554)     3,233,565     (1,297,141)     2,495,954
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations               469,632      3,136,018        855,048      2,448,735
                                                            ---------------------------------------------------------
Principal Transactions:
   Purchase Payments                                            560,219      1,575,574        520,985      1,271,247
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                            (3,380,393)    (2,842,210)    (3,312,486)    (2,168,845)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                               1,073,094     10,882,194      1,341,366      8,528,649
   Increase (Decrease) In Net Assets Resulting From
                                                            ---------------------------------------------------------
      Principal Transactions                                 (1,747,080)     9,615,558     (1,450,135)     7,631,051
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                      (1,277,448)    12,751,576       (595,087)    10,079,786

Net Assets:
Beginning Of Period                                          35,281,603     22,530,027     32,988,295     22,908,509
                                                            ---------------------------------------------------------
End Of Period                                               $34,004,155    $35,281,603    $32,393,208    $32,988,295
                                                            =========================================================
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received             42,932        129,442         39,850        103,282
   Decrease For Surrendered Contracts                          (257,923)      (227,270)      (252,961)      (174,643)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                 81,944        886,516        101,958        695,142
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                    (133,047)       788,688       (111,153)       623,781
   Accumulation Units At Beginning Of Period                  2,706,634      1,917,946      2,546,362      1,922,581
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                        2,573,587      2,706,634      2,435,209      2,546,362
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                 --             --             --             --
   Decrease For Surrendered Contracts                                --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                     --             --             --             --
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                          --             --             --             --
   Accumulation Units At Beginning Of Period                         --             --             --             --
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                               --             --             --             --
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                 --             --             --             --
   Decrease For Surrendered Contracts                                --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                     --             --             --             --
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                          --             --             --             --
   Accumulation Units At Beginning Of Period                         --             --             --             --
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                               --             --             --             --
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                 --             --             --             --
   Decrease For Surrendered Contracts                                --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                     --             --             --             --
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                          --             --             --             --
   Accumulation Units At Beginning Of Period                         --             --             --             --
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                               --             --             --             --
                                                            =========================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                     One Group
                                                                  Investment Trust                 AIM V.I.
                                                                     Balanced                  Premier Equity
                                                                     Portfolio                      Fund
                                                            ---------------------------------------------------------
                                                                     Division 9                   Division 20
                                                            ---------------------------------------------------------
                                                              For The         For The        For The        For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003           2002           2003           2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                              $   175,103   $  (110,210)    $  (206,274)  $  (185,189)
   Net Realized Gains (Losses) From Securities
      Transactions                                              (197,803)     (169,143)     (1,352,034)   (1,197,622)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                        1,574,440    (1,030,120)      6,901,357    (7,631,585)
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations              1,551,740    (1,309,473)      5,343,049    (9,014,396)
                                                            ---------------------------------------------------------
Principal Transactions:
   Purchase Payments                                             254,435       704,141         525,935     1,137,455
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                             (1,029,285)   (1,035,242)     (1,922,485)   (2,069,156)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                1,263,157     2,187,154       2,278,353     6,520,541
                                                            ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                     488,307     1,856,053         881,803     5,588,840
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                        2,040,047       546,580       6,224,852    (3,425,556)

Net Assets:
Beginning Of Period                                            9,456,543     8,909,963      21,800,060    25,225,616
                                                            ---------------------------------------------------------
End Of Period                                                $11,496,590   $ 9,456,543     $28,024,912   $21,800,060
                                                            =========================================================
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received              27,641        74,816          85,023       160,217
   Decrease For Surrendered Contracts                           (109,869)     (112,356)       (304,742)     (311,820)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                 135,890       230,413         368,403       908,777
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                       53,662       192,873         148,684       757,174
   Accumulation Units At Beginning Of Period                   1,086,867       893,994       3,742,903     2,985,729
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                         1,140,529     1,086,867       3,891,587     3,742,903
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                  --            --              --            --
   Decrease For Surrendered Contracts                                 --            --              --            --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                      --            --              --            --
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                           --            --              --            --
   Accumulation Units At Beginning Of Period                          --            --              --            --
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                                --            --              --            --
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                  --            --              --            --
   Decrease For Surrendered Contracts                                 --            --              --            --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                      --            --              --            --
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                           --            --              --            --
   Accumulation Units At Beginning Of Period                          --            --              --            --
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                                --            --              --            --
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                  --            --              --            --
   Decrease For Surrendered Contracts                                 --            --              --            --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                      --            --              --            --
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                           --            --              --            --
   Accumulation Units At Beginning Of Period                          --            --              --            --
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                                --            --              --            --
                                                            =========================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                                               Van Kampen
                                                                    AIM V.I.                       LIT
                                                                  International              Emerging Growth
                                                                   Growth Fund                  Portfolio
                                                           ------------------------------------------------------
                                                                   Division 21             Division 22 and 136
                                                           ------------------------------------------------------
                                                              For The       For The      For The        For The
                                                            Year Ended    Year Ended   Year Ended     Year Ended
                                                           December 31,  December 31,  December 31,  December 31,
                                                               2003          2002          2003          2002
                                                           ------------------------------------------------------
Operations:
   Net Investment Income (Loss)                            $   (65,397)  $   (57,471)  $  (324,290)  $   (283,613)
   Net Realized Gains (Losses) From Securities
      Transactions                                            (640,705)     (642,632)   (3,610,893)    (4,328,598)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                      3,640,928    (1,266,323)    9,418,144     (6,799,042)
                                                           ------------------------------------------------------
Increase (Decrease) In Net Assets From Operations            2,934,826    (1,966,426)    5,482,961    (11,411,253)
                                                           ------------------------------------------------------
Principal Transactions:
   Purchase Payments                                           245,986       426,918       619,675        959,772
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                             (878,420)     (770,813)   (2,209,917)    (2,731,631)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                              1,092,602     2,477,454       183,290      2,459,775
                                                           ------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                   460,168     2,133,559    (1,406,952)       687,916
                                                           ------------------------------------------------------
Total Increase (Decrease) In Net Assets                      3,394,994       167,133     4,076,009    (10,723,337)

Net Assets:
Beginning Of Period                                         10,157,964     9,990,831    22,148,429     32,871,766
                                                           ------------------------------------------------------
End Of Period                                              $13,552,958   $10,157,964   $26,224,438   $ 22,148,429
                                                           ======================================================
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received            35,472        56,444        51,626         66,895
   Decrease For Surrendered Contracts                         (124,308)     (104,122)     (101,364)      (114,527)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net               158,568       321,988       104,374        323,852
                                                           ------------------------------------------------------
   Increase (Decrease) In Units Outstanding                     69,732       274,310        54,636        276,220
   Accumulation Units At Beginning Of Period                 1,522,558     1,248,248     1,356,641      1,080,421
                                                           ------------------------------------------------------
   Accumulation Units At End Of Period                       1,592,290     1,522,558     1,411,277      1,356,641
                                                           ======================================================
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                --            --        13,361         21,272
   Decrease For Surrendered Contracts                               --            --       (70,723)       (89,515)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                    --            --       (35,286)       (27,513)
                                                           ------------------------------------------------------
   Increase (Decrease) In Units Outstanding                         --            --       (92,648)       (95,756)
   Accumulation Units At Beginning Of Period                        --            --       783,529        879,285
                                                           ------------------------------------------------------
   Accumulation Units At End Of Period                              --            --       690,881        783,529
                                                           ======================================================
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                --            --           521            584
   Decrease For Surrendered Contracts                               --            --        (8,235)        (9,656)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                    --            --          (558)        (3,914)
                                                           ------------------------------------------------------
   Increase (Decrease) In Units Outstanding                         --            --        (8,272)       (12,986)
   Accumulation Units At Beginning Of Period                        --            --        51,133         64,119
                                                           ------------------------------------------------------
   Accumulation Units At End Of Period                              --            --        42,861         51,133
                                                           ======================================================
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                --            --           272            425
   Decrease For Surrendered Contracts                               --            --       (17,497)        (8,297)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                    --            --        (5,421)           478
                                                           ------------------------------------------------------
   Increase (Decrease) In Units Outstanding                         --            --       (22,646)        (7,394)
   Accumulation Units At Beginning Of Period                        --            --       104,283        111,677
                                                           ------------------------------------------------------
   Accumulation Units At End Of Period                              --            --        81,637        104,283
                                                           ======================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                                                Templeton
                                                                    Franklin                    Developing
                                                                    Small Cap              Markets Securities
                                                                      Fund                        Fund
                                                           ------------------------------------------------------
                                                                   Division 23             Division 24 and 115
                                                           ------------------------------------------------------
                                                              For The       For The       For The       For The
                                                            Year Ended    Year Ended    Year Ended    Year Ended
                                                           December 31,  December 31,  December 31,  December 31,
                                                               2003          2002          2003          2002
                                                           ------------------------------------------------------
Operations:
   Net Investment Income (Loss)                             $  (35,732)  $   (32,076)   $   (3,833)   $    4,564
   Net Realized Gains (Losses) From Securities
      Transactions                                            (478,666)     (859,856)       75,869      (173,420)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                      1,478,429      (467,591)      897,510       149,352
                                                           ------------------------------------------------------
Increase (Decrease) In Net Assets From Operations              964,031    (1,359,523)      969,546       (19,504)
                                                           ------------------------------------------------------
Principal Transactions:
   Purchase Payments                                            70,423       205,852        23,060        63,457
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                             (203,112)     (498,466)     (234,377)     (255,645)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                               (168,872)      328,888       (52,662)      (84,983)
                                                           ------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                  (301,561)       36,274      (263,979)     (277,171)
                                                           ------------------------------------------------------
Total Increase (Decrease) In Net Assets                        662,470    (1,323,249)      705,567      (296,675)

Net Assets:
Beginning Of Period                                          2,920,038     4,243,287     2,043,479     2,340,154
                                                           ------------------------------------------------------
End Of Period                                               $3,582,508   $ 2,920,038    $2,749,046    $2,043,479
                                                           ======================================================
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received             8,718        23,817         2,567         5,198
   Decrease For Surrendered Contracts                          (25,048)      (64,537)       (8,738)      (15,470)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net               (22,266)       30,844        (2,980)       (8,121)
                                                           ------------------------------------------------------
   Increase (Decrease) In Units Outstanding                    (38,596)       (9,876)       (9,151)      (18,393)
   Accumulation Units At Beginning Of Period                   403,590       413,466       139,600       157,993
                                                           ------------------------------------------------------
   Accumulation Units At End Of Period                         364,994       403,590       130,449       139,600
                                                           ======================================================
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                --            --           458         1,573
   Decrease For Surrendered Contracts                               --            --       (12,867)      (12,191)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                    --            --        (2,137)        2,102
                                                           ------------------------------------------------------
   Increase (Decrease) In Units Outstanding                         --            --       (14,546)       (8,516)
   Accumulation Units At Beginning Of Period                        --            --        86,858        95,374
                                                           ------------------------------------------------------
   Accumulation Units At End Of Period                              --            --        72,312        86,858
                                                           ======================================================
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                --            --            (3)           (5)
   Decrease For Surrendered Contracts                               --            --            (5)         (259)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                    --            --          (143)          765
                                                           ------------------------------------------------------
   Increase (Decrease) In Units Outstanding                         --            --          (151)          501
   Accumulation Units At Beginning Of Period                        --            --         2,636         2,135
                                                           ------------------------------------------------------
   Accumulation Units At End Of Period                              --            --         2,485         2,636
                                                           ======================================================
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                --            --            18            14
   Decrease For Surrendered Contracts                               --            --        (2,195)       (3,120)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                    --            --        (1,367)       (5,385)
                                                           ------------------------------------------------------
   Increase (Decrease) In Units Outstanding                         --            --        (3,544)       (8,491)
   Accumulation Units At Beginning Of Period                        --            --        34,892        43,383
                                                           ------------------------------------------------------
   Accumulation Units At End Of Period                              --            --        31,348        34,892
                                                           ======================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                    Oppenheimer                 VALIC Company I
                                                                    High Income                  Money Market I
                                                                      Fund /VA                     Portfolio
                                                            ---------------------------------------------------------
                                                                Division 25 and 114           Division 26 and 132
                                                            ---------------------------------------------------------
                                                               For The        For The        For The        For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003           2002           2003           2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                             $   773,407    $ 1,091,189    $   (58,632)   $   (10,649)
   Net Realized Gains (Losses) From Securities
      Transactions                                             (358,333)      (631,661)            --             --
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                       2,272,799       (932,266)            --             --
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations             2,687,873       (472,738)       (58,632)       (10,649)
                                                            ---------------------------------------------------------
Principal Transactions:
   Purchase Payments                                            194,726        399,871      2,108,647      5,504,243
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                            (1,285,160)    (1,333,926)    (2,025,823)    (2,917,770)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                 775,909      2,015,697     (2,717,086)    (1,304,765)
                                                            ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                   (314,525)     1,081,642     (2,634,262)     1,281,708
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                       2,373,348        608,904     (2,692,894)     1,271,059

Net Assets:
Beginning Of Period                                          12,199,677     11,590,773      8,899,654      7,628,595
                                                            ---------------------------------------------------------
End Of Period                                               $14,573,025    $12,199,677    $ 6,206,760    $ 8,899,654
                                                            =========================================================
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received             18,063         39,251        188,729        469,372
   Decrease For Surrendered Contracts                           (74,409)       (65,324)       (50,015)       (36,287)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                 43,266        168,623       (221,842)      (368,465)
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                     (13,080)       142,550        (83,128)        64,620
   Accumulation Units At Beginning Of Period                    937,820        795,270        280,637        216,017
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                          924,740        937,820        197,509        280,637
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received              1,436          3,069          3,578         24,081
   Decrease For Surrendered Contracts                           (35,062)       (69,117)       (94,244)      (153,982)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                 24,783         36,614         18,632        101,164
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                      (8,843)       (29,434)       (72,034)       (28,737)
   Accumulation Units At Beginning Of Period                    281,952        311,386        327,542        356,279
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                          273,109        281,952        255,508        327,542
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                 (5)            (5)           155             19
   Decrease For Surrendered Contracts                            (1,082)          (722)        (5,453)       (17,025)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                  9,363         (4,585)       (14,047)        27,040
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                       8,276         (5,312)       (19,345)        10,034
   Accumulation Units At Beginning Of Period                      8,932         14,244         42,019         31,985
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                           17,208          8,932         22,674         42,019
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                 (8)           176             51          5,993
   Decrease For Surrendered Contracts                           (13,498)        (6,410)       (22,148)       (35,165)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                 (4,841)        10,686        (31,911)       101,210
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                     (18,347)         4,452        (54,008)        72,038
   Accumulation Units At Beginning Of Period                     86,211         81,759        111,094         39,056
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                           67,864         86,211         57,086        111,094
                                                            =========================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                     Van Kampen
                                                                        LIT                     VALIC Company I
                                                                     Enterprise                     Growth
                                                                     Portfolio                       Fund
                                                            ---------------------------------------------------------
                                                                    Division 27               Division 28 and 151
                                                            ---------------------------------------------------------
                                                               For The        For The        For The        For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003           2002           2003           2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                              $  (11,384)    $  (12,559)    $ (7,200)      $  (7,858)
   Net Realized Gains (Losses) From Securities
      Transactions                                             (161,379)      (580,352)     (50,757)        (36,940)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                         550,173       (111,967)     153,831        (160,086)
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations               377,410       (704,878)      95,874        (204,884)
                                                            ---------------------------------------------------------
Principal Transactions:
   Purchase Payments                                            168,946        149,195        6,438          11,704
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                               (63,040)      (339,780)     (77,239)        (63,401)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                  34,139        139,915       (3,044)        236,222
                                                            ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                    140,045        (50,670)     (73,845)        184,525
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                         517,455       (755,548)      22,029         (20,359)

Net Assets:
Beginning Of Period                                           1,530,315      2,285,863      488,340         508,699
                                                            ---------------------------------------------------------
End Of Period                                                $2,047,770     $1,530,315     $510,369       $ 488,340
                                                            =========================================================
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received             26,708         22,901          821              68
   Decrease For Surrendered Contracts                           (10,380)       (53,950)        (212)         (1,982)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                  4,250         19,188       (1,422)          2,749
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                      20,578        (11,861)        (813)            835
   Accumulation Units At Beginning Of Period                    272,935        284,796        8,229           7,394
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                          293,513        272,935        7,416           8,229
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                 --             --          506             959
   Decrease For Surrendered Contracts                                --             --      (13,290)         (9,217)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                     --             --        1,071          26,693
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                          --             --      (11,713)         18,435
   Accumulation Units At Beginning Of Period                         --             --       79,922          61,487
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                               --             --       68,209          79,922
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                 --             --           --              11
   Decrease For Surrendered Contracts                                --             --         (213)           (206)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                     --             --         (157)          1,292
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                          --             --         (370)          1,097
   Accumulation Units At Beginning Of Period                         --             --        3,828           2,731
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                               --             --        3,458           3,828
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                 --             --           34           1,000
   Decrease For Surrendered Contracts                                --             --       (4,308)           (686)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                     --             --          660          12,568
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                          --             --       (3,614)         12,882
   Accumulation Units At Beginning Of Period                         --             --       24,157          11,275
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                               --             --       20,543          24,157
                                                            =========================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                                                  Oppenheimer
                                                                     Putnam VT                    Main Street
                                                                   Global Growth                Growth & Income
                                                                        Fund                        Fund /VA
                                                            ---------------------------------------------------------
                                                                Division 29 and 149               Division 111
                                                            ---------------------------------------------------------
                                                               For The        For The        For The        For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003           2002           2003           2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                              $  (2,263)     $  (5,811)    $   (73,491)   $  (119,867)
   Net Realized Gains (Losses) From Securities
      Transactions                                             (27,430)       (21,066)       (859,195)    (1,176,077)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                        137,889        (84,014)      4,054,125     (2,395,005)
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations              108,196       (110,891)      3,121,439     (3,690,949)
                                                            ---------------------------------------------------------
Principal Transactions:
   Purchase Payments                                             2,795         28,069         192,647        263,087
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                              (49,148)       (50,933)     (1,526,438)    (2,108,423)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                 39,100        154,958         233,900        712,436
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                    (7,253)       132,094      (1,099,891)    (1,132,900)
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                        100,943         21,203       2,021,548     (4,823,849)
                                                            ---------------------------------------------------------

Net Assets:
Beginning Of Period                                            398,337        377,134      13,448,074     18,271,924
                                                            ---------------------------------------------------------
End Of Period                                                $ 499,280      $ 398,337     $15,469,622    $13,448,074
                                                            =========================================================
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                --          3,109              --             --
   Decrease For Surrendered Contracts                              (76)          (989)             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                 4,944          3,222              --             --
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                      4,868          5,342              --             --
   Accumulation Units At Beginning Of Period                     7,131          1,789              --             --
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                          11,999          7,131              --             --
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received               444            798          20,522         24,963
   Decrease For Surrendered Contracts                           (8,720)        (5,512)       (118,877)      (211,539)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                   331         10,406          21,843         40,418
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                     (7,945)         5,692         (76,512)      (146,158)
   Accumulation Units At Beginning Of Period                    44,163         38,471       1,309,562      1,455,720
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                          36,218         44,163       1,233,050      1,309,562
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                (1)            (1)            (27)           775
   Decrease For Surrendered Contracts                               --             --          (5,943)        (5,286)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                   (28)         3,745           1,825         (4,002)
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                        (29)         3,744          (4,145)        (8,513)
   Accumulation Units At Beginning Of Period                     4,112            368          48,613         57,126
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                           4,083          4,112          44,468         48,613
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received               176            199           1,104          2,109
   Decrease For Surrendered Contracts                           (1,015)        (3,369)        (55,644)       (21,704)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                   949          9,525          (1,957)        28,659
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                        110          6,355         (56,497)         9,064
   Accumulation Units At Beginning Of Period                    25,318         18,963         342,681        333,617
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                          25,428         25,318         286,184        342,681
                                                            =========================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                    Oppenheimer                   Oppenheimer
                                                                      Capital                     Main Street
                                                                    Appreciation                   Small Cap
                                                                      Fund/ VA                      Fund/ VA
                                                            ---------------------------------------------------------
                                                                    Division 112                  Division 113
                                                            ---------------------------------------------------------
                                                               For The        For The        For The        For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003           2002           2003           2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                             $   (104,792)  $    (96,020)  $   (60,727)   $   (64,346)
   Net Realized Gains (Losses) From Securities
      Transactions                                            (1,032,189)      (972,355)     (167,598)      (402,888)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                        3,553,735     (2,700,504)    1,681,936       (339,789)
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations              2,416,754     (3,768,879)    1,453,611       (807,023)
                                                            ---------------------------------------------------------
Principal Transactions:
   Purchase Payments                                             160,227        272,213        43,842         73,233
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                               (880,297)    (1,228,800)     (359,651)      (433,593)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                  (56,398)       808,049       (22,442)       252,904
                                                            ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                    (776,468)      (148,538)     (338,251)      (107,456)
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                        1,640,286     (3,917,417)    1,115,360       (914,479)

Net Assets:
Beginning Of Period                                            8,903,865     12,821,282     3,750,039      4,664,518
                                                            ---------------------------------------------------------
End Of Period                                               $ 10,544,151   $  8,903,865   $ 4,865,399    $ 3,750,039
                                                            =========================================================
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                  --             --            --             --
   Decrease For Surrendered Contracts                                 --             --            --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                      --             --            --             --
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                           --             --            --             --
   Accumulation Units At Beginning Of Period                          --             --            --             --
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                                --             --            --             --
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received              15,609         24,798         2,729          4,267
   Decrease For Surrendered Contracts                            (64,236)      (102,023)      (19,358)       (28,602)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                 (14,435)        25,476        (1,786)        20,147
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                      (63,062)       (51,749)      (18,415)        (4,188)
   Accumulation Units At Beginning Of Period                     781,319        833,068       270,490        274,678
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                           718,257        781,319       252,075        270,490
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                  39             51           194            196
   Decrease For Surrendered Contracts                             (2,274)        (3,130)          (84)          (382)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                    (594)         3,264           (26)         2,186
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                       (2,829)           185            84          2,000
   Accumulation Units At Beginning Of Period                      46,695         46,510        14,642         12,642
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                            43,866         46,695        14,726         14,642
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                 249          1,132           361          1,457
   Decrease For Surrendered Contracts                            (21,723)       (15,591)      (12,443)        (8,546)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                   5,980         28,102        (2,373)        (3,503)
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                      (15,494)        13,643       (14,455)       (10,592)
   Accumulation Units At Beginning Of Period                     158,233        144,590        77,422         88,014
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                           142,739        158,233        62,967         77,422
                                                            =========================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                     Templeton
                                                                       Foreign                  AIM V.I. Capital
                                                                     Securities                    Appreciation
                                                                        Fund                          Fund
                                                            ---------------------------------------------------------
                                                                    Division 116                  Division 117
                                                            ---------------------------------------------------------
                                                              For The         For The        For The        For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003           2002           2003           2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                              $    4,787     $    3,145     $  (84,669)   $   (98,700)
   Net Realized Gains (Losses) From Securities
      Transactions                                             (264,991)      (396,075)      (784,235)      (626,568)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                         797,732       (105,370)     2,242,484     (1,259,208)
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations               537,528       (498,300)     1,373,580     (1,984,476)
                                                            ---------------------------------------------------------
Principal Transactions:
   Purchase Payments                                              9,381         60,459         59,264        119,041
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                              (182,984)      (251,492)      (488,249)      (628,727)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                   8,743        (23,522)      (127,433)        19,952
                                                            ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                   (164,860)      (214,555)      (556,418)      (489,734)
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                         372,668       (712,855)       817,162     (2,474,210)

Net Assets:
Beginning Of Period                                           1,912,061      2,624,916      5,337,618      7,811,828
                                                            ---------------------------------------------------------
End Of Period                                                $2,284,729     $1,912,061     $6,154,780    $ 5,337,618
                                                            =========================================================
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                 --             --             --             --
   Decrease For Surrendered Contracts                                --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                     --             --             --             --
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                          --             --             --             --
   Accumulation Units At Beginning Of Period                         --             --             --             --
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                               --             --             --             --
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                988          6,192          5,730         11,497
   Decrease For Surrendered Contracts                           (14,001)       (18,423)       (41,935)       (56,318)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                 (1,406)         1,978        (13,884)       (11,775)
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                     (14,419)       (10,253)       (50,089)       (56,596)
   Accumulation Units At Beginning Of Period                    188,788        199,041        508,873        565,469
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                          174,369        188,788        458,784        508,873
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                 (1)            (1)           296            304
   Decrease For Surrendered Contracts                               (10)        (1,898)          (333)        (3,888)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                  3,897         (1,166)          (704)         2,958
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                       3,886         (3,065)          (741)          (626)
   Accumulation Units At Beginning Of Period                      4,633          7,698         23,044         23,670
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                            8,519          4,633         22,303         23,044
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                 32             27            429            830
   Decrease For Surrendered Contracts                            (7,626)        (7,103)       (16,091)       (11,341)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                 (2,509)        (4,853)        (1,310)         5,045
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                     (10,103)       (11,929)       (16,972)        (5,466)
   Accumulation Units At Beginning Of Period                     50,646         62,575        168,768        174,234
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                           40,543         50,646        151,796        168,768
                                                            =========================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                AIM V.I. Diversified            VALIC Company I
                                                                       Income                     Stock Index
                                                                        Fund                          Fund
                                                            ---------------------------------------------------------
                                                                    Division 118                  Division 133
                                                            ---------------------------------------------------------
                                                               For The        For The        For The        For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003           2002           2003           2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                              $  166,225     $  220,987    $   (20,182)   $   (56,260)
   Net Realized Gains (Losses) From Securities
      Transactions                                              (66,625)      (201,218)    (1,165,695)    (1,538,586)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                         165,804        (13,315)     4,464,209     (2,990,921)
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations               265,404          6,454      3,278,332     (4,585,767)
                                                            ---------------------------------------------------------
Principal Transactions:
   Purchase Payments                                             14,247         35,601        120,788        349,223
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                              (425,600)      (885,964)    (1,286,680)    (1,648,286)
   Amounts Transferred From (To) Other Divisions Or
      The AIGA General Account, Net                              91,441        106,436       (167,696)        43,344
                                                            ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                   (319,912)      (743,927)    (1,333,588)    (1,255,719)
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                         (54,508)      (737,473)     1,944,744     (5,841,486)

Net Assets:
Beginning Of Period                                           3,610,297      4,347,770     13,387,690     19,229,176
                                                            ---------------------------------------------------------
End Of Period                                                $3,555,789     $3,610,297    $15,332,434    $13,387,690
                                                            =========================================================
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                 --             --             --             --
   Decrease For Surrendered Contracts                                --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                     --             --             --             --
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                          --             --             --             --
   Accumulation Units At Beginning Of Period                         --             --             --             --
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                               --             --             --             --
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received              1,323          2,927          8,435         21,884
   Decrease For Surrendered Contracts                           (30,631)       (79,927)       (73,346)      (101,870)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                 10,001          8,660        (14,160)       (15,840)
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                     (19,307)       (68,340)       (79,071)       (95,826)
   Accumulation Units At Beginning Of Period                    275,418        343,758        884,902        980,728
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                          256,111        275,418        805,831        884,902
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                 (8)            (8)           (38)           562
   Decrease For Surrendered Contracts                              (297)          (508)        (5,798)        (6,006)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                  2,375            (20)           372        (10,340)
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                       2,070           (536)        (5,464)       (15,784)
   Accumulation Units At Beginning Of Period                      6,829          7,365         43,894         59,678
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                            8,899          6,829         38,430         43,894
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                (30)           452            219          2,092
   Decrease For Surrendered Contracts                           (10,324)       (12,297)       (25,776)       (11,889)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                 (3,729)         2,152           (501)        23,665
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                     (14,083)        (9,693)       (26,058)        13,868
   Accumulation Units At Beginning Of Period                     84,097         93,790        226,765        212,897
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                           70,014         84,097        200,707        226,765
                                                            =========================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                  VALIC Company I              VALIC Company I
                                                  Growth & Income         International Equities
                                                       Fund                         Fund
                                           ---------------------------------------------------------
                                                   Division 134                 Division 135
                                           ---------------------------------------------------------
                                             For The        For The        For The        For The
                                            Year Ended     Year Ended     Year Ended     Year Ended
                                           December 31,   December 31,   December 31,   December 31,
                                               2003           2002           2003           2002
                                           ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)            $  (101,640)   $  (128,133)    $      908     $  (47,130)
   Net Realized Gains (Losses) From
      Securities Transactions               (2,252,814)    (2,399,019)      (684,344)      (780,727)
   Net Change in Unrealized Appreciation
      (Depreciation) During The Period       4,708,325     (1,611,124)     1,580,225        (88,543)
                                           ---------------------------------------------------------
Increase (Decrease) In Net Assets
   From Operations                           2,353,871     (4,138,276)       896,789       (916,400)
                                           ---------------------------------------------------------
Principal Transactions:
   Purchase Payments                           108,834        258,152         19,357         37,147
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals          (1,773,786)    (1,777,093)      (409,681)      (392,801)
   Amounts Transferred From (To) Other
      Divisions Or The AIGA General
      Account, Net                            (339,330)      (673,242)       (34,962)       346,607
                                           ---------------------------------------------------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions                          (2,004,282)    (2,192,183)      (425,286)        (9,047)
                                           ---------------------------------------------------------
Total Increase (Decrease) In Net Assets        349,589     (6,330,459)       471,503       (925,447)

Net Assets:
Beginning Of Period                         12,862,188     19,192,647      3,539,823      4,465,270
                                           ---------------------------------------------------------
End Of Period                              $13,211,777    $12,862,188     $4,011,326     $3,539,823
                                           =========================================================
Changes in Units Outstanding
Contracts with Mortality and Expense
   Risk Charge of 1.15%
   Accumulation Units For Purchase
      Payments Received                             --             --             --             --
   Decrease For Surrendered Contracts               --             --             --             --
   Increase (Decrease) For Transfers -
      From (To) Other Divisions Or
      The AIGA General Account, Net                 --             --             --             --
                                           ---------------------------------------------------------
   Increase (Decrease) In Units
      Outstanding                                   --             --             --             --
   Accumulation Units At Beginning Of
      Period                                        --             --             --             --
                                           ---------------------------------------------------------
   Accumulation Units At End Of Period              --             --             --             --
                                           =========================================================
Contracts with Mortality and Expense
   Risk Charge of 1.40%
   Accumulation Units For Purchase
      Payments Received                          9,152         20,002          2,576          3,618
   Decrease For Surrendered Contracts         (136,377)      (120,544)       (36,273)       (34,450)
   Increase (Decrease) For Transfers -
      From (To) Other Divisions Or
      The AIGA General Account, Net            (26,193)       (43,973)        (6,656)        16,746
   Increase (Decrease) In Units
      Outstanding                             (153,418)      (144,515)       (40,353)       (14,086)
   Accumulation Units At Beginning Of
      Period                                 1,016,826      1,161,341        390,455        404,541
                                           ---------------------------------------------------------
Accumulation Units At End Of Period            863,408      1,016,826        350,102        390,455
                                           =========================================================
Contracts with Mortality and Expense
   Risk Charge of 1.45%
   Accumulation Units For Purchase
      Payments Received                            314            206             28             11
   Decrease For Surrendered Contracts          (10,950)       (10,827)        (5,768)        (4,689)
   Increase (Decrease) For Transfers -
      From (To) Other Divisions Or
      The AIGA General Account, Net                973         (3,526)          (390)         1,016
                                           ---------------------------------------------------------
   Increase (Decrease) In Units
      Outstanding                               (9,663)       (14,147)        (6,130)        (3,662)
   Accumulation Units At Beginning Of
      Period                                    67,167         81,314         25,478         29,140
                                           ---------------------------------------------------------
   Accumulation Units At End Of Period          57,504         67,167         19,348         25,478
                                           =========================================================
Contracts with Mortality and Expense
   Risk Charge of 1.50%
   Accumulation Units For Purchase
      Payments Received                             28            474            (28)           722
   Decrease For Surrendered Contracts          (13,740)       (15,677)       (12,019)       (10,088)
   Increase (Decrease) For Transfers -
      From (To) Other Divisions Or
      The AIGA General Account, Net             (9,750)       (22,212)         2,336         26,270
                                           ---------------------------------------------------------
   Increase (Decrease) In Units
      Outstanding                              (23,462)       (37,415)        (9,711)        16,904
   Accumulation Units At Beginning Of
      Period                                   154,285        191,700         77,924         61,020
                                           ---------------------------------------------------------
   Accumulation Units At End Of Period         130,823        154,285         68,213         77,924
                                           =========================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                   VALIC Company I                 OCCAT
                                               Government Securities              Managed
                                                        Fund                     Portfolio
                                           ---------------------------------------------------------
                                                   Division 138                  Division 139
                                           ---------------------------------------------------------
                                             For The        For The        For The        For The
                                            Year Ended     Year Ended     Year Ended     Year Ended
                                           December 31,   December 31,   December 31,   December 31,
                                               2003           2002           2003           2002
                                           ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)            $   352,262    $   625,718    $    77,917    $  143,297
   Net Realized Gains (Losses) From
      Securities Transactions                2,119,284        524,530       (833,719)    (1,091,356)
   Net Change in Unrealized Appreciation
      (Depreciation) During The Period      (2,548,034)     1,204,796      4,667,002     (4,263,145)
                                           ---------------------------------------------------------
   Increase (Decrease) In Net Assets
      From Operations                          (76,488)     2,355,044      3,911,200     (5,211,204)
                                           ---------------------------------------------------------
Principal Transactions:
   Purchase Payments                           119,569        262,719        172,033        375,031
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals          (3,783,666)    (2,877,257)    (2,273,626)    (3,642,278)
   Amounts Transferred From (To) Other
      Divisions Or The AIGA General
      Account, Net                          (1,873,671)     2,338,574       (468,625)       (14,275)
                                           ---------------------------------------------------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions                          (5,537,768)      (275,964)    (2,570,218)    (3,281,522)
                                           ---------------------------------------------------------
Total Increase (Decrease) In Net Assets     (5,614,256)     2,079,080      1,340,982     (8,492,726)

Net Assets:
Beginning Of Period                         24,817,088     22,738,008     21,459,754     29,952,480
                                           ---------------------------------------------------------
End Of Period                              $19,202,832    $24,817,088    $22,800,736    $21,459,754
                                           =========================================================
Changes in Units Outstanding
Contracts with Mortality and Expense
   Risk Charge of 1.15%
   Accumulation Units For Purchase
      Payments Received                             --             --             --             --
   Decrease For Surrendered Contracts               --             --             --             --
   Increase (Decrease) For Transfers -
      From (To) Other Divisions Or
      The AIGA General Account, Net                 --             --             --             --
                                           ---------------------------------------------------------
   Increase (Decrease) In Units
      Outstanding                                   --             --             --             --
   Accumulation Units At Beginning Of
      Period                                        --             --             --             --
                                           ---------------------------------------------------------
   Accumulation Units At End Of Period              --             --             --             --
                                           =========================================================
Contracts with Mortality and Expense
   Risk Charge of 1.40%
   Accumulation Units For Purchase
      Payments Received                          4,808         15,171         11,514         23,255
   Decrease For Surrendered Contracts         (223,307)      (188,314)      (131,060)      (210,588)
   Increase (Decrease) For Transfers -
      From (To) Other Divisions Or
      The AIGA General Account, Net           (124,697)       135,702        (29,308)       (17,900)
                                           ---------------------------------------------------------
   Increase (Decrease) In Units
      Outstanding                             (343,196)       (37,441)      (148,854)      (205,233)
   Accumulation Units At Beginning Of
      Period                                 1,410,001      1,447,442      1,399,143      1,604,376
                                           ---------------------------------------------------------
   Accumulation Units At End Of Period       1,066,805      1,410,001      1,250,289      1,399,143
                                           =========================================================
Contracts with Mortality and Expense
   Risk Charge of 1.45%
   Accumulation Units For Purchase
      Payments Received                             27            151              1             (2)
   Decrease For Surrendered Contracts           (7,193)        (4,224)        (9,610)       (17,971)
   Increase (Decrease) For Transfers -
      From (To) Other Divisions Or
      The AIGA General Account, Net                233          2,096         (2,482)       (18,615)
                                           ---------------------------------------------------------
   Increase (Decrease) In Units
      Outstanding                               (6,933)        (1,977)       (12,091)       (36,588)
   Accumulation Units At Beginning Of
      Period                                    83,842         85,819         75,679        112,267
                                           ---------------------------------------------------------
   Accumulation Units At End Of Period          76,909         83,842         63,588         75,679
                                           =========================================================
Contracts with Mortality and Expense
   Risk Charge of 1.50%
   Accumulation Units For Purchase
      Payments Received                          3,123          2,704            109          1,106
   Decrease For Surrendered Contracts          (27,472)       (12,698)       (29,335)       (21,633)
   Increase (Decrease) For Transfers -
      From (To) Other Divisions Or
      The AIGA General Account, Net             (2,957)        31,681         (6,380)        41,788
                                           ---------------------------------------------------------
   Increase (Decrease) In Units
      Outstanding                              (27,306)        21,687        (35,606)        21,261
   Accumulation Units At Beginning Of
      Period                                   199,501        177,814        189,005        167,744
                                           ---------------------------------------------------------
   Accumulation Units At End Of Period         172,195        199,501        153,399        189,005
                                           =========================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                    Janus Aspen                   Janus Aspen
                                                                       Series                        Series
                                                                       Growth                 International Growth
                                                                     Portfolio                     Portfolio
                                                            ---------------------------------------------------------
                                                                    Division 141                  Division 142
                                                            ---------------------------------------------------------
                                                              For The        For The        For The        For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003           2002           2003           2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                              $  (19,937)    $  (19,236)    $  (3,538)     $  (6,061)
   Net Realized Gains (Losses) From Securities
      Transactions                                             (129,897)      (140,171)       43,784       (199,112)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                         504,414       (270,674)      138,195          2,068
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations               354,580       (430,081)      178,441       (203,105)
                                                            ---------------------------------------------------------
Principal Transactions:
   Purchase Payments                                             25,360         44,440        13,552         24,714
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                               (94,393)      (112,782)      (30,528)       (21,831)
   Amounts Transferred From (To) Other Divisions Or
      The AIGA General Account, Net                             171,902        363,559      (103,595)       137,050
                                                            ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                    102,869        295,217      (120,571)       139,933
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                         457,449       (134,864)       57,870        (63,172)

Net Assets:
Beginning Of Period                                           1,088,905      1,223,769       612,246        675,418
                                                            ---------------------------------------------------------
End Of Period                                                $1,546,354     $1,088,905     $ 670,116      $ 612,246
                                                            =========================================================
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                 --             --            --             --
   Decrease For Surrendered Contracts                                --             --            --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                     --             --            --             --
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                          --             --            --             --
   Accumulation Units At Beginning Of Period                         --             --            --             --
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                               --             --            --             --
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received              4,028          6,930         2,093          3,246
   Decrease For Surrendered Contracts                           (15,734)       (13,202)       (4,458)        (3,748)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                 40,028         39,486       (14,950)        20,907
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                      28,322         33,214       (17,315)        20,405
   Accumulation Units At Beginning Of Period                    143,504        110,290        98,962         78,557
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                          171,826        143,504        81,647         98,962
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                 (1)            72            --             18
   Decrease For Surrendered Contracts                               (69)          (236)           --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                    (30)         1,329            --            182
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                        (100)         1,165            --            200
   Accumulation Units At Beginning Of Period                      8,401          7,236         1,419          1,219
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                            8,301          8,401         1,419          1,419
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                285            689           230            243
   Decrease For Surrendered Contracts                            (1,895)        (7,189)       (1,283)           (23)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                 (4,954)        14,821        (2,368)         2,024
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                      (6,564)         8,321        (3,421)         2,244
   Accumulation Units At Beginning Of Period                     74,910         66,589        18,272         16,028
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                           68,346         74,910        14,851         18,272
                                                            =========================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                                                VALIC Company I
                                                                   MFS VIT Capital                  Science &
                                                                    Opportunities                  Technology
                                                                       Series                         Fund
                                                            ---------------------------------------------------------
                                                                    Division 143                  Division 144
                                                            ---------------------------------------------------------
                                                              For The        For The        For The        For The
                                                             Year Ended     Year Ended     Year Ended     Year Ended
                                                            December 31,   December 31,   December 31,   December 31,
                                                                2003           2002           2003           2002
                                                            ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                               $ (8,292)     $  (9,410)      $ (7,998)     $  (7,640)
   Net Realized Gains (Losses) From Securities
      Transactions                                             (34,435)       (75,347)       (78,855)       (97,798)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                        191,466       (158,962)       299,335       (180,597)
                                                            ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations              148,739       (243,719)       212,482       (286,035)
                                                            ---------------------------------------------------------
Principal Transactions:
   Purchase Payments                                            21,094         39,201          5,427         21,798
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                              (69,343)      (115,642)       (58,008)       (31,291)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                107,828        309,367         18,880        177,722
                                                            ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                    59,579        232,926        (33,701)       168,229
                                                            ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                        208,318        (10,793)       178,781       (117,806)

Net Assets:
Beginning Of Period                                            576,057        586,850        449,285        567,091
                                                            ---------------------------------------------------------
End Of Period                                                 $784,375      $ 576,057       $628,066      $ 449,285
                                                            =========================================================
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                --             --             --             --
   Decrease For Surrendered Contracts                               --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                    --             --             --             --
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                         --             --             --             --
   Accumulation Units At Beginning Of Period                        --             --             --             --
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                              --             --             --             --
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received             3,087          4,146          1,533          3,827
   Decrease For Surrendered Contracts                           (4,647)       (19,405)       (11,094)        (4,024)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                16,642         40,725          6,069         30,430
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                     15,082         25,466         (3,492)        30,233
   Accumulation Units At Beginning Of Period                    94,261         68,795        115,629         85,396
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                         109,343         94,261        112,137        115,629
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                91            141            150          1,444
   Decrease For Surrendered Contracts                               --             --            (92)          (265)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                   524          1,498             --           (142)
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                        615          1,639             58          1,037
   Accumulation Units At Beginning Of Period                     3,525          1,886          5,088          4,051
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                           4,140          3,525          5,146          5,088
                                                            =========================================================
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received               737          2,447            250            534
   Decrease For Surrendered Contracts                           (8,575)        (1,282)        (5,971)        (5,637)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                 1,839          5,654         (1,130)        15,082
                                                            ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                     (5,999)         6,819         (6,851)         9,979
   Accumulation Units At Beginning Of Period                    17,639         10,820         40,358         30,379
                                                            ---------------------------------------------------------
   Accumulation Units At End Of Period                          11,640         17,639         33,507         40,358
                                                            =========================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                            VALIC Company II              VALIC Company II
                                                                                 Mid Cap                   Strategic Bond
                                                                               Value Fund                       Fund
                                                                      ---------------------------------------------------------
                                                                              Division 145                   Division 146
                                                                      ---------------------------------------------------------
                                                                         For The        For The        For The        For The
                                                                       Year Ended     Year Ended     Year Ended     Year Ended
                                                                      December 31,   December 31,   December 31,   December 31,
                                                                          2003           2002           2003           2002
                                                                      ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                                        $  (30,500)    $  (24,284)    $   77,371     $   74,745
   Net Realized Gains (Losses) From Securities Transactions               (12,161)       (35,408)        38,780          2,183
   Net Change in Unrealized Appreciation (Depreciation) During
      The Period                                                          837,794       (294,860)       166,339         (6,543)
                                                                      ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations                         795,133       (354,552)       282,490         70,385
                                                                      ---------------------------------------------------------
Principal Transactions:
   Purchase Payments                                                      106,632        112,153         22,607         35,040
   Surrenders Of Accumulation Units By Terminations And Withdrawals      (172,441)      (188,475)      (314,446)       (61,432)
   Amounts Transferred From (To) Other Divisions Or The AIGA
      General Account, Net                                                159,727        622,377        232,270        601,751
                                                                      ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From Principal
      Transactions                                                         93,918        546,055        (59,569)       575,359
                                                                      ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                                   889,051        191,503        222,921        645,744

Net Assets:
Beginning Of Period                                                     1,916,395      1,724,892      1,619,896        974,152
                                                                      ---------------------------------------------------------
End Of Period                                                          $2,805,446     $1,916,395     $1,842,817     $1,619,896
                                                                      =========================================================
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                           --             --             --             --
   Decrease For Surrendered Contracts                                          --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
      The AIGA General Account, Net                                            --             --             --             --
                                                                      ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                                    --             --             --             --
   Accumulation Units At Beginning Of Period                                   --             --             --             --
                                                                      ---------------------------------------------------------
   Accumulation Units At End Of Period                                         --             --             --             --
                                                                      =========================================================
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                        9,689         10,836          1,341          2,178
   Decrease For Surrendered Contracts                                     (13,379)       (14,592)       (22,719)        (5,280)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
      The AIGA General Account, Net                                        12,745         46,563         17,746         48,897
                                                                      ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                                 9,055         42,807         (3,632)        45,795
   Accumulation Units At Beginning Of Period                              176,463        133,656        114,447         68,652
                                                                      ---------------------------------------------------------
   Accumulation Units At End Of Period                                    185,518        176,463        110,815        114,447
                                                                      =========================================================
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                           53             46             36             77
   Decrease For Surrendered Contracts                                          --           (383)            --             --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
      The AIGA General Account, Net                                            59          1,040          1,091          2,218
                                                                      ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                                   112            703          1,127          2,295
   Accumulation Units At Beginning Of Period                                4,095          3,392          4,767          2,472
                                                                      ---------------------------------------------------------
   Accumulation Units At End Of Period                                      4,207          4,095          5,894          4,767
                                                                      =========================================================
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                          711            903            387            814
   Decrease For Surrendered Contracts                                      (3,919)        (3,936)        (2,751)          (282)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
      The AIGA General Account, Net                                         1,837         11,056             83          3,208
                                                                      ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                                (1,371)         8,023         (2,281)         3,740
   Accumulation Units At Beginning Of Period                               37,280         29,257         21,638         17,898
                                                                      ---------------------------------------------------------
   Accumulation Units At End Of Period                                     35,909         37,280         19,357         21,638
                                                                      =========================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                            VALIC Company II                 Putnam VT
                                                                             High Yield Bond                  Voyager
                                                                                  Fund                        Fund II
                                                                      ---------------------------------------------------------
                                                                              Division 147                   Division 148
                                                                      ---------------------------------------------------------
                                                                         For The        For The        For The        For The
                                                                       Year Ended     Year Ended     Year Ended     Year Ended
                                                                      December 31,   December 31,   December 31,   December 31,
                                                                          2003           2002           2003           2002
                                                                      ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                                        $   42,218     $   29,862     $  (10,309)    $  (10,750)
   Net Realized Gains (Losses) From Securities Transactions                (2,624)       (16,912)       (56,471)       (65,007)
   Net Change in Unrealized Appreciation (Depreciation) During
      The Period                                                           98,733        (26,388)       234,244       (184,393)
                                                                      ---------------------------------------------------------
Increase (Decrease) In Net Assets From Operations                         138,327        (13,438)       167,464       (260,150)
                                                                      ---------------------------------------------------------
Principal Transactions:
   Purchase Payments                                                        7,974          5,963         24,354         40,856
   Surrenders Of Accumulation Units By Terminations And Withdrawals      (124,850)       (39,974)       (83,119)       (42,391)
   Amounts Transferred From (To) Other Divisions Or
   The AIGA General Account, Net                                          207,924        166,703          4,007        166,395
                                                                      ---------------------------------------------------------
   Increase (Decrease) In Net Assets Resulting From Principal
      Transactions                                                         91,048        132,692        (54,758)       164,860
                                                                      ---------------------------------------------------------
Total Increase (Decrease) In Net Assets                                   229,375        119,254        112,706        (95,290)

Net Assets:
Beginning Of Period                                                       398,842        279,588        612,252        707,542
                                                                      ---------------------------------------------------------
End Of Period                                                          $  628,217     $  398,842     $  724,958     $  612,252
                                                                      =========================================================
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                           --             --             --             --
   Decrease For Surrendered Contracts                                          --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
      The AIGA General Account, Net                                            --             --             --             --
                                                                      ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                                    --             --             --             --
   Accumulation Units At Beginning Of Period                                   --             --             --             --
                                                                      ---------------------------------------------------------
   Accumulation Units At End Of Period                                         --             --             --             --
                                                                      =========================================================
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                          668            564          4,216          7,376
   Decrease For Surrendered Contracts                                      (9,088)        (4,175)       (15,568)        (8,754)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
      The AIGA General Account, Net                                        18,665         12,782           (576)        24,290
                                                                      ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                                10,245          9,171        (11,928)        22,912
   Accumulation Units At Beginning Of Period                               34,959         25,788         96,661         73,749
                                                                      ---------------------------------------------------------
   Accumulation Units At End Of Period                                     45,204         34,959         84,733         96,661
                                                                      =========================================================
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                           (2)            --            111            116
   Decrease For Surrendered Contracts                                         (33)            --            (48)           (30)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
      The AIGA General Account, Net                                          (102)           913           (358)         2,462
                                                                      ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                                  (137)           913           (295)         2,548
   Accumulation Units At Beginning Of Period                                1,665            752         14,182         11,634
                                                                      ---------------------------------------------------------
   Accumulation Units At End Of Period                                      1,528          1,665         13,887         14,182
                                                                      =========================================================
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                           20             18          1,000          1,318
   Decrease For Surrendered Contracts                                      (1,702)          (100)        (3,673)          (433)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
      The AIGA General Account, Net                                           961          3,173          1,076          4,064
                                                                      ---------------------------------------------------------
   Increase (Decrease) In Units Outstanding                                  (721)         3,091         (1,597)         4,949
   Accumulation Units At Beginning Of Period                                4,352          1,261         42,863         37,914
                                                                      ---------------------------------------------------------
   Accumulation Units At End Of Period                                      3,631          4,352         41,266         42,863
                                                                      =========================================================

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                          Notes to Financial Statements

1.   Organization

A.G. Separate Account A (the "Separate Account") is a segregated investment account that was established by AIG Annuity Insurance Company (the "Company") to fund variable annuity insurance contracts issued by the Company. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account consists of the following variable annuity products:
ElitePlus Bonus Variable Annuity and the One Multi Manager Variable Annuity. Effective February 22, 2002, the Company is no longer selling the ElitePlus Bonus Variable Annuity product. Effective March 31, 2003, the Company is no longer selling the One-Multi Manager Variable Annuity product.

The distributor of the Separate Account contracts is American General Distributors, Inc., a wholly owned subsidiary of the Company; however, the Company pays all commissions. No underwriting fees are paid in connection with the distribution of the contracts. The Variable Annuity Life Insurance Company ("VALIC"), an affiliate of the Company, serves as the investment adviser to the VALIC Company I and II Series. VALIC also serves as the transfer agent and accounting services agent to VALIC Company I and II Series. AIG Global Investment Corp. ("AIGGIC") and SunAmerica Asset Management Corp. ("SAAMCO"), each an affiliate of the Company, serve as investment sub-advisers to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

The Separate Account is divided into thirty-eight sub-accounts or "divisions". Seven of the divisions invest in one portfolio of the VALIC Company I Series and three of the divisions invest in one portfolio of the VALIC Company II Series.

Effective June 30, 2003, the VALIC Company I Opportunities Fund changed its name to the VALIC Company I Growth Fund.

As of December 31, 2003, the Funds available to contract owners through the various divisions are as follows:

Oppenheimer Variable Account Funds
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer High Income Fund/VA
Templeton Variable Products Series - Class 2
     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund
     Franklin Small Cap Fund
AIM Variable Insurance Funds, Inc.
     AIM V.I. Capital Appreciation Fund
     AIM V.I. Diversified Income Fund
     AIM V.I. Premier Equity Fund
     AIM V.I. International Growth Fund
Van Kampen Life Investment Trust ("LIT")
     Van Kampen LIT Emerging Growth Portfolio
     Van Kampen LIT Enterprise Portfolio
VALIC Company I
     VALIC Company I Stock Index Fund
     VALIC Company I Growth & Income Fund
     VALIC Company I International Equities Fund
     VALIC Company I Government Securities Fund
     VALIC Company I Science & Technology Fund
     VALIC Company I Growth Fund
     VALIC Company I Money Market I Fund

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                    Notes to Financial Statements (Continued)

1. Organization (Continued)

VALIC Company II
     VALIC Company II Mid Cap Value Fund
     VALIC Company II High Yield Bond Fund
     VALIC Company II Strategic Bond Fund
One Group Investment Trust
     One Group Investment Trust Diversified Equity Portfolio One Group Investment Trust Equity Index Portfolio
     One Group Investment Trust Large Cap Growth Portfolio One Group Investment Trust Mid Cap Value Portfolio
     One Group Investment Trust Mid Cap Growth Portfolio
     One Group Investment Trust Diversified Mid Cap Portfolio One Group Investment Trust Government Bond Portfolio
     One Group Investment Trust Bond Portfolio
     One Group Investment Trust Balanced Portfolio
OCC Accumulation Trust ("OCCAT")
     OCCAT Managed Portfolio
Janus Aspen Series Service Shares
     Janus Aspen Series Growth Portfolio
     Janus Aspen Series International Growth Portfolio
MFS Variable Insurance Trust ("MFS VIT")
     MFS VIT Capital Opportunities Series
Putnam Variable Trust - Class IB ("Putnam VT")
     Putnam VT Voyager Fund II
     Putnam VT Global Growth Fund

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

In addition to the thirty-eight divisions above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's general account.

Contract owners should refer to the ElitePlus Bonus Variable Annuity prospectus and The One-Multi Manager Variable Annuity prospectus for a complete description of the available Funds and fixed account.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the statement of changes in net assets.

2. Summary of Significant Accounting Policies

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. Certain items have been reclassified to conform to the current period's presentation. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

Investment Valuation: Investments in the Funds are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                    Notes to Financial Statements (Continued)

2. Summary of Significant Accounting Policies (Continued)

Investment Transactions and Related Investment Income: Purchases and sales of shares of the Funds are valued at the net asset values of such Funds, which value their investment securities at fair value, on the trade date. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on the basis of identified cost. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts on Benefit: Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. At December 31, 2003, the Separate Account did not have contracts in the annuity payout phase; therefore, no future policy benefit reserves were required.

Accumulation Units: Accumulation units are the basic valuation unit of a deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for administration and mortality and expense risk charges. The Company offers both standard and enhanced contracts, which have different administration and mortality and expense risk charges.

Federal Income Taxes: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

3. Charges and Deductions

Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

Administrative and Mortality and Expense Risk Charge: Deductions for the administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to the Company.

The annual rate for administrative expenses is 0.15% and the annual rate for the mortality and expense risks is 1.25% for the ElitePlus Bonus product, and 0.15% and 1.00%, respectively, for The One Multi-Manager Annuity product. These charges are guaranteed and cannot be increased by the Company. The administrative fee is to reimburse the Company for our administrative expenses under the Contract. This includes the expense of administration and marketing. The mortality and expense risk charges are to compensate the Company for assuming mortality and expense risks under the contract. The mortality risk that the Company assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, the Company assumes the obligation to pay during the purchase period a death benefit. The expense risk is the Company's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be.

The ElitePlus Bonus product also has optional death benefit charges of 0.05% and 0.10% for the optional Enhanced Death Benefit and the optional Annual Step-Up Death Benefit, respectively. For the years ended December 31, 2003 and 2002, deductions for the optional Death Benefit charges were $22,218 and $25,304, respectively, and mortality and expense risk charges were $4,634,135 and $4,781,951, respectively.

Account Maintenance Charge: On the contract anniversary, the Company assesses an annual maintenance charge of $30 per contract during the accumulation period for the maintenance of the ElitePlus Bonus product contracts. The maintenance charges are not an expense of the Separate Account but rather are paid by redemption of units outstanding and are not assessed if the contract value on the contract anniversary equals or exceeds $40,000 for the ElitePlus Bonus product. Maintenance charges totaled $89,848 and $97,515 for the years ended December 31, 2003 and 2002, respectively.

Surrender Charge: A surrender charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. For the years ended December 31, 2003 and 2002, surrender charges totaled $1,280,351 and $1,696,145, respectively, and are included as a component of surrenders and withdrawals on the statement of changes in net assets. The surrender charges are paid by redemption of units outstanding.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                    Notes to Financial Statements (Continued)

3. Charges and Deductions (Continued)

Premium Tax Charge: Taxes on purchase payments are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                    Notes to Financial Statements (Continued)

4. Purchases and Sales of Investments

The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2003 consist of the following:

                                                                             Cost of       Proceeds from
                      Underlying Fund                         Division   Shares Acquired    Shares Sold
--------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Equity Portfolio            1        $1,893,487      $ 1,084,744
One Group Investment Trust Equity Index Portfolio                  2         1,146,203          806,167
One Group Investment Trust Large Cap Growth Portfolio              3         2,039,440        1,592,295
One Group Investment Trust Mid Cap Value Portfolio                 4         1,936,986        1,274,936
One Group Investment Trust Mid Cap Growth Portfolio                5         1,005,950        1,131,401
One Group Investment Trust Diversified Mid Cap Portfolio           6           358,767          477,138
One Group Investment Trust Government Bond Portfolio               7         5,034,286        5,592,048
One Group Investment Trust Bond Portfolio                          8         5,165,998        5,069,485
One Group Investment Trust Balanced Portfolio                      9         1,764,393        1,100,983
AIM V.I. Premier Equity Fund                                      20         2,062,799        1,387,272
AIM V.I. International Growth Fund                                21         1,019,098          624,327
Van Kampen LIT Emerging Growth Portfolio                      22 & 136       1,427,178        3,158,420
Franklin Small Cap Fund                                           23           321,402          658,514
Templeton Developing Markets Securities Fund                  24 & 115       1,623,521        1,891,335
Oppenheimer High Income Fund/VA                               25 & 114       2,142,599        1,683,718
VALIC Company I Money Market I Fund                           26 & 132       8,333,444       11,026,340
Van Kampen LIT Enterprise Portfolio                               27           299,658          170,997
VALIC Company I Growth Fund                                   28 & 151          24,833          105,878
Putnam VT Global Growth Fund                                  29 & 149          94,316          103,833
Oppenheimer Main Street Growth & Income Fund/VA                  111           701,238        1,874,621
Oppenheimer Capital Appreciation Fund/VA                         112           392,119        1,273,380
Oppenheimer Main Street Small Cap Fund/VA                        113           243,594          642,572
Templeton Foreign Securities Fund                                116           152,743          312,817
AIM V.I. Capital Appreciation Fund                               117           121,110          762,197
AIM V.I. Diversified Income Fund                                 118           434,165          587,852
VALIC Company I Stock Index Fund                                 133           505,733        1,809,167
VALIC Company I Growth & Income Fund                             134           305,426        2,411,349
VALIC Company I International Equities Fund                      135           134,205          558,584
VALIC Company I Government Securities Fund                       138         2,617,030        6,448,085
OCCAT Managed Portfolio                                          139           773,591        3,265,892
Janus Aspen Series Growth Portfolio                              141         1,867,823        1,784,890
Janus Aspen Series International Growth Portfolio                142           798,383          922,493
MFS VIT Capital Opportunities Series                             143           138,330           87,042
VALIC Company I Science & Technology Fund                        144            68,586          110,286
VALIC Company II Mid Cap Value Fund                              145           345,650          282,231
VALIC Company II Strategic Bond Fund                             146           419,986          386,250
VALIC Company II High Yield Bond Fund                            147           271,455          138,189
Putnam VT Voyager Fund II                                        148            58,798          123,865

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                    Notes to Financial Statements (Continued)

5. Financial Highlights

A summary of unit values and units outstanding for the divisions, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios for each of the three years in the period ended December 31, 2003, follows:

                 At December 31                       For the year ended December 31
       ----------------------------------   --------------------------------------------------
                Unit Fair Value      Net      Average    Investment               Total Return
        Units      Lowest to       Assets   Net Assets     Income      Expense      Lowest to
       (000s)       Highest        (000s)     (000s)     Ratio /1/    Ratio /2/    Highest /3/
-----------------------------------------   --------------------------------------------------
One Group Investment Trust Diversified Equity Portfolio, Division 1
2003    2,481        $ 8.22       $20,388     $17,604       0.62%       1.16%        24.48%
2002    2,346          6.60        15,482      15,946       0.00%       1.15%       -24.65%
2001    1,779          8.76        15,582      12,032       0.51%       1.16%       -11.65%

One Group Investment Trust Equity Index Portfolio, Division 2
2003      866        $ 8.30       $ 7,187     $ 6,113       1.06%       1.16%        26.51%
2002      815          6.56         5,347       5,764       0.00%       1.16%       -23.37%
2001      711          8.56         6,089       5,527       0.90%       1.16%       -13.35%

One Group Investment Trust Large Cap Growth Portfolio, Division 3
2003    4,396        $ 6.36       $27,941     $24,512       0.10%       1.16%        26.07%
2002    4,257          5.04        21,463      22,738       0.00%       1.16%       -29.30%
2001    3,319          7.13        23,667      19,140       0.00%       1.16%       -21.20%

One Group Investment Trust Mid Cap Value, Division 4
2003    1,507        $14.55       $21,921     $18,111       0.56%       1.16%        31.23%
2002    1,435         11.09        15,904      17,247       0.00%       1.16%       -13.85%
2001    1,264         12.87        16,269      13,177       0.68%       1.16%         3.59%

One Group Investment Trust Mid Cap Growth Portfolio, Division 5
2003    1,319        $11.29       $14,896     $13,107       0.00%       1.16%        25.69%
2002    1,314          8.99        11,804      13,259       0.00%       1.15%       -21.05%
2001    1,212         11.38        13,794      11,280       0.00%       1.16%       -11.69%

One Group Investment Trust Diversified Mid Cap Portfolio, Division 6
2003      358        $12.48       $ 4,466     $ 3,908       0.20%       1.16%        28.94%
2002      364          9.68         3,522       3,811       0.00%       1.15%       -18.75%
2001      309         11.91         3,683       2,936       0.24%       1.16%        -5.14%

One Group Investment Trust Government Bond Portfolio, Division 7
2003    2,574        $13.21       $34,004     $34,210       4.63%       1.16%         1.36%
2002    2,707         13.04        35,282      30,216       0.01%       1.16%        10.97%
2001    1,918         11.75        22,530      16,547       6.12%       1.16%         5.81%

One Group Investment Trust Bond Portfolio, Division 8
2003    2,435        $13.30       $32,393     $32,485       5.92%       1.16%         2.68%
2002    2,546         12.96        32,988      28,926       0.02%       1.15%         8.72%
2001    1,923         11.92        22,909      16,717       6.86%       1.16%         7.69%

One Group Investment Trust Balanced Portfolio, Division 9
2003    1,141        $10.08       $11,497     $10,330       2.85%       1.16%        15.85%
2002    1,087          8.70         9,457       9,573       0.01%       1.16%       -12.70%
2001      894          9.97         8,910       7,042       2.73%       1.16%        -4.68%

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                    Notes to Financial Statements (Continued)

5. Financial Highlights (Continued)

                 At December 31                           For the year ended December 31
       -----------------------------------   -------------------------------------------------------
                 Unit Fair Value     Net       Average    Investment                  Total Return
        Units       Lowest to       Assets   Net Assets     Income     Expense         Lowest to
       (000s)        Highest        (000s)     (000s)      Ratio /1/   Ratio /2/      Highest /3/
------------------------------------------   -------------------------------------------------------
AIM V.I. Premier Equity Fund, Division 20
2003    3,892   $ 7.20             $28,025     $24,527       0.31%       1.16%      23.64%
2002    3,743     5.82              21,800      23,563       0.37%       1.16%     -31.06%
2001    2,986     8.45              25,226      20,685       0.16%       1.16%     -13.58%

AIM V.I. International Growth Fund, Division 21
2003    1,592   $ 8.51             $13,553     $11,249       0.57%       1.16%      27.58%
2002    1,523     6.67              10,158      10,680       0.62%       1.16%     -16.65%
2001    1,248     8.00               9,991       8,208       0.40%       1.16%     -24.42%

Van Kampen LIT Emerging Growth Portfolio, Division 22 & 136
2003    2,227   $ 8.55 to $18.00   $26,224     $24,010       0.00%       1.35%      25.44% to  25.88%
2002    2,296     6.79 to  14.34    22,148      27,712       0.35%       1.37%     -33.50% to -33.26%
2001    2,136    10.18 to  21.54    32,872      34,557       0.10%       1.40%     -32.53% to -32.29%

Franklin Small Cap Fund, Division 23
2003      365   $ 9.82             $ 3,583     $ 3,091       0.00%       1.16%      35.67%
2002      404     7.23               2,920       3,577       0.25%       1.15%     -29.50%
2001      413    10.26               4,243       3,452       0.38%       1.16%     -16.23%

Templeton Developing Markets Securities Fund, Division 24 & 115
2003      237   $10.62 to $13.71   $ 2,749     $ 2,268       1.16%       1.33%      50.70% to  51.23%
2002      264     7.02 to   9.09     2,043       2,414       1.53%       1.33%      -1.64% to - 1.30%
2001      299     7.11 to   9.23     2,340       2,183       0.82%       1.33%      -9.47% to - 9.15%

Oppenheimer High Income Fund/VA, Division 25 & 114
2003    1,283   $11.30 to $11.56   $14,573     $13,353       7.04%       1.25%      22.10% to  22.53%
2002    1,315     9.22 to   9.46    12,200      12,129      10.26%       1.25%      -3.86% to - 3.52%
2001    1,203     9.55 to   9.82    11,591       9,729       8.71%       1.26%       0.43% to   0.79%

VALIC Company I Money Market Fund, Division 26 & 132
2003      533   $10.86 to $12.33   $ 6,207     $ 7,783       0.61%       1.36%      -0.91% to  -0.56%
2002      761    10.92 to  12.43     8,900       8,456       1.24%       1.36%      -0.27% to   0.08%
2001      643    10.91 to  12.45     7,629       6,094       3.45%       1.38%       2.12% to   2.49%

Van Kampen LIT Enterprise Portfolio, Division 27
2003      294   $ 6.98             $ 2,048     $ 1,697       0.48%       1.16%      24.43%
2002      273     5.61               1,530       1,882       0.48%       1.17%     -30.14%
2001      285     8.03               2,286       1,960       0.20%       1.17%     -21.34%

VALIC Company I Opportunities Fund, Division 28 & 151
2003      100   $ 4.96 to $ 7.04   $   510     $   494       0.00%       1.46%      21.53% to  21.96%
2002      116     4.08 to   5.77       488         541       0.00%       1.48%     -31.05% to -30.81%
2001       83     5.92 to   8.34       509         212       0.00%       1.42%     -31.52% to -31.45%

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                    Notes to Financial Statements (Continued)

5.   Financial Highlights (Continued)

                 At December 31                           For the year ended December 31
       -----------------------------------   -------------------------------------------------------
                 Unit Fair Value     Net       Average    Investment                 Total Return
        Units       Lowest to       Assets   Net Assets     Income      Expense        Lowest to
       (000s)        Highest        (000s)     (000s)      Ratio /1/   Ratio /2/      Highest /3/
------------------------------------------   -------------------------------------------------------
Putnam VT Global Growth Fund, Division 29 & 149
2003       78   $ 6.09 to $ 8.17   $   499     $   436       0.93%       1.45%      27.30% to  27.75%
2002       81     4.79 to   6.40       398         409       0.00%       1.47%     -23.56% to -23.29%
2001       60     6.26 to   8.34       377         161       7.45%       1.24%     -30.83% to -30.76%

Oppenheimer Main Street Growth & Income Fund/VA, Division 111
2003    1,564   $ 9.18 to $10.34   $15,470     $13,879       0.97%       1.50%      24.82% to  24.95%
2002    1,701     7.36 to   8.04    13,448      16,338       0.77%       1.50%     -20.02% to -19.94%
2001    1,846    10.35 to  10.04    18,272      16,750       0.52%       1.47%     -11.51% to -11.43%

Oppenheimer Capital Appreciation Fund/VA, Division 112
2003      905   $10.88 to $11.84   $10,544     $ 9,419       0.39%       1.51%      28.98% to  29.11%
2002      986     8.43 to   9.18     8,904      10,808       0.61%       1.50%     -27.96% to -27.88%
2001    1,024    12.74 to  12.53    12,821      11,387       0.58%       1.48%     -13.90% to -13.81%

Oppenheimer Main Street Small Cap Fund/VA, Division 113
2003      330   $13.53 to $15.04   $ 4,865     $ 4,068       0.00%       1.49%      42.20% to  42.34%
2002      363     9.52 to  10.57     3,750       4,310       0.00%       1.48%     -17.01% to -16.93%
2001      375    11.47 to  12.72     4,665       4,134       0.00%       1.48%      -1.86% to  -1.77%

Templeton Foreign Securities Fund, Division 116
2003      224   $ 9.78 to $10.36   $ 2,285     $ 1,967       1.72%       1.48%      30.23% to  30.36%
2002      244     7.51 to   7.92     1,912       2,348       1.62%       1.49%     -19.78% to -19.70%
2001      269     9.36 to   9.91     2,625       2,776       3.03%       1.48%     -17.26% to -17.18%

AIM V.I. Capital Appreication Fund, Division 117
2003      633   $ 8.87 to $10.04   $ 6,155     $ 5,603       0.00%       1.51%      27.58% to  27.71%
2002      701     6.96 to   7.86     5,338       6,545       0.00%       1.51%     -25.49% to -25.42%
2001      763     9.33 to  10.54     7,812       8,034       0.00%       1.48%     -24.44% to -24.36%

AIM V.I. Diversified Income Fund, Division 118
2003      336   $10.60 to $10.73   $ 3,556     $ 3,600       6.09%       1.47%       7.60% to   7.71%
2002      366     9.85 to   9.97     3,610       4,166       6.77%       1.46%       0.77% to   0.87%
2001      445     9.77 to   9.89     4,348       3,692       7.99%       1.46%       2.03% to   2.13%

VALIC Company I Stock Index, Division 133
2003    1,045   $ 8.94 to $16.04   $15,332     $13,856       1.35%       1.49%      26.28% to  26.41%
2002    1,156     7.08 to  12.69    13,388      16,312       1.15%       1.49%     -23.60% to -23.52%
2001    1,253     9.27 to  16.59    19,229      19,209       0.97%       1.48%     -13.53% to -13.44%

VALIC Company I Growth & Income Fund, Division 134
2003    1,052   $ 8.56 to $13.14   $13,212     $12,440       0.67%       1.49%      20.82% to 20.94%
2002    1,238     7.08 to  10.86    12,862      15,893       0.68%       1.48%     -22.70% to -22.62%
2001    1,434     9.16 to  14.04    19,193      20,588       0.68%       1.48%     -11.43% to -11.34%

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                    Notes to Financial Statements (Continued)

5. Financial Highlights (Continued)

                  At December 31                         For the year ended December 31
       -----------------------------------   -------------------------------------------------------
                 Unit Fair Value      Net      Average    Investment                  Total Return
        Units       Lowest to       Assets   Net Assets     Income      Expense         Lowest to
       (000s)        Highest        (000s)     (000s)      Ratio /1/   Ratio /2/       Highest /3/
------------------------------------------   -------------------------------------------------------
VALIC Company I International Equities Fund, Division 135
2003      438   $ 7.31 to $ 9.51   $ 4,011     $ 3,549       1.50%       1.47%      27.70% to  27.82%
2002      494     5.72 to   7.44     3,540       4,137       0.34%       1.47%     -20.01% to -19.93%
2001      495     7.16 to   9.29     4,465       4,691       2.26%       1.47%     -23.15% to -23.07%

VALIC Company I Government Securities Fund, Division 138
2003    1,318   $13.20 to $14.81   $19,203     $21,916       3.07%       1.46%      -0.37% to  -0.27%
2002    1,693    13.24 to  14.85    24,817      23,829       4.08%       1.45%      10.36% to  10.47%
2001    1,711    12.00 to  13.44    22,738      21,575       5.07%       1.45%       5.17% to   5.28%

OCCAT Managed Portfolio, Division 139
2003    1,468   $ 9.90 to $16.20   $22,801     $21,389       1.84%       1.48%      19.93% to  20.05%
2002    1,664     8.25 to  13.50    21,460      25,862       2.03%       1.48%     -18.13% to -18.05%
2001    1,884    10.08 to  16.47    29,952      30,160       2.27%       1.47%      -6.34% to  -6.25%

Janus Aspen Series Growth Portfolio, Division 141
2003      249   $ 6.21 to $ 6.23   $ 1,546     $ 1,294       0.00%       1.54%      29.52% to  29.65%
2002      227     4.79 to   4.80     1,089       1,245       0.00%       1.53%     -27.82% to -27.75%
2001      184     6.64 to   6.65     1,224         685       0.29%       1.46%     -26.03% to -25.96%

Janus Aspen Series International Growth Portfolio, Division 142
2003       98   $ 6.83 to $ 6.85   $   670     $   634       0.96%       1.52%      32.52% to  32.65%
2002      119     5.15 to   5.16       612         704       0.71%       1.56%     -26.87% to -26.80%
2001       96     7.04 to   7.05       675         331       0.91%       1.51%     -24.59% to -24.51%

MFS VIT Capital Opportunities Series, Division 143
2003      125   $ 6.25 to $ 6.27   $   784     $   635       0.23%       1.53%      25.48% to  25.61%
2002      115     4.98 to   4.99       576         631       0.00%       1.58%     -30.75% to -30.68%
2001       82     7.19 to   7.20       587         283       0.00%       1.41%     -24.64% to -24.56%

VALIC Company I Science & Technology Fund, Division 144
2003      151   $ 4.16 to $ 4.17   $   628     $   533       0.00%       1.50%      49.21% to  49.35%
2002      161     2.78 to   2.79       449         507       0.00%       1.58%     -41.11% to -41.05%
2001      120     4.73 to   4.73       567         291       0.00%       1.37%     -42.07% to -42.01%

VALIC Company II Mid Cap Value Fund, Division 145
2003      226   $12.40 to $12.44   $ 2,805     $ 2,205       0.09%       1.48%      41.21% to  41.35%
2002      218     8.78 to   8.80     1,916       1,956       0.26%       1.48%     -15.25% to -15.17%
2001      166    10.36 to  10.37     1,725         755       0.79%       1.46%      -3.32% to  -3.22%

VALIC Company II Strategic Bond Fund, Division 146
2003      136   $13.51 to $13.55   $ 1,843     $ 1,740       5.91%       1.47%      17.66% to  17.78%
2002      141    11.48 to  11.50     1,620       1,362       6.98%       1.47%       5.01% to   5.11%
2001       89    10.93 to  10.95       974         399       8.52%       1.50%       8.89% to   9.00%

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                    Notes to Financial Statements (Continued)

5. Financial Highlights (Continued)

                  At December 31                         For the year ended December 31
       -----------------------------------   -------------------------------------------------------
                 Unit Fair Value      Net      Average    Investment                  Total Return
        Units       Lowest to       Assets   Net Assets     Income      Expense         Lowest to
       (000s)        Highest        (000s)     (000s)      Ratio /1/   Ratio /2/       Highest /3/
------------------------------------------   -------------------------------------------------------
VALIC Company II High Yield Bond Fund, Division 147
2003      50    $12.44 to $12.48     $628       $561         9.02%       1.50%      28.03% to  28.16%
2002      41      9.72 to   9.74      399        347        10.09%       1.44%      -3.29% to  -3.20%
2001      28     10.05 to  10.06      280        169        10.65%       1.18%       4.41% to   4.52%

Putnam VT Voyager Fund II, Division 148
2003     140    $ 5.17 to $ 5.19     $725       $654         0.00%       1.58%      30.02% to  30.15%
2002     154      3.98 to   3.99      612        679         0.00%       1.62%     -30.64% to -30.57%
2001     123      5.73 to   5.74      708        406         0.00%       1.48%     -31.83% to -31.76%

/1/ These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in \which the division invests.

/2/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of administrative and mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

/3/ These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                                 ELITEPLUS BONUS
                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial Statements Filed with Part B:

                  PART B:

         (1)      Audited Financial Statements of A. G. Separate Account A:

                  Report of Independent Auditors
                  Summary of Financial Statements
                  Statement of Net Assets
                  Statement of Operations
                  Statement of Changes in Net Assets
                  Notes to Financial Statements

         (2) Consolidated Audited Financial Statements of AIG Annuity Insurance Company:

                  Report of Independent Auditors
                  Balance Sheets
                  Statements of Income
                  Statements of Changes in Stockholder's Equity
                  Statements of Comprehensive Income
                  Statements of Cash Flows
                  Notes to Financial Statements

         (b)      Exhibits

                  (1) American General Annuity Insurance Company Board of Directors resolution authorizing the establishment of
                           A. G. Separate Account A. (1)

                  (2)      None

                  (3)      Principal Underwriter's Agreement. (1)

                  (4)      (i)      Individual Fixed and Variable Deferred
                                    Annuity Contract. (1)


                           (ii)     Annual Step-Up Death Benefit. (1)

                           (iii)    Persistency Bonus Endorsement. (2)

                           (iv)     Guaranteed Minimum Income Benefit Rider.(10)

                           (v)      Gain Preservation Death Benefit Rider. (10)

                           (vi)     Extended Care Waiver Endorsement. (10)

                           (vii)    Market Value Adjustment Endorsement. (10)

                           (viii)   Tax Sheltered Annuity Endorsement. (10)

                  (5)      (i)      Application Form. (3)

                           (ii)     Investor Allocation Form. (3)

                  (6)      (i)      Amended and Restated Articles of
                                    Incorporation of American General Annuity
                                    Insurance Company. (4)

                           (ii) Restated Bylaws of American General Annuity Insurance Company. (4)

                           (iii) Articles of Amendment changing the name of the Corporation from American General Annuity Insurance Company to AIG Annuity Insurance Company (11)

                  (7)                None

                  (8)      (i)      (A)      Participation Agreement by and
                                             among A I M Variable Insurance
                                             Funds, Inc., A I M Distributors,
                                             Inc., American General Annuity
                                             Insurance Company and AGA Brokerage
                                             Services, Inc. dated November 23,
                                             1998. (6)

                                    (B)      Form of Administrative Services
                                             Agreement between American General
                                             Annuity Insurance Company and A I M
                                             Advisors, Inc. (5)

                                    (C)      Form of Amendment No. 1 to
                                             Participation Agreement between A I
                                             M Variable Insurance Funds, Inc., A
                                             I M Distributors, Inc., American
                                             General Annuity Insurance Company
                                             and A.G. Distributors, Inc.
                                             (formerly known as AGA Brokerage
                                             Services, Inc.) (6)

                                    (D)      Form of Amendment No. 2 to
                                             Participation Agreement between A I
                                             M Variable Insurance Funds, Inc., A
                                             I M Distributors, Inc., American
                                             General Annuity Insurance Company
                                             and American General Distributors,
                                             Inc. (formerly known as A.G.
                                             Distributors, Inc. and AGA
                                             Brokerage Services, Inc.). (9)

                           (ii)     (A)      Participation Agreement between
                                             Oppenheimer Variable Account Funds,
                                             OppenheimerFunds, Inc. and American
                                             General Annuity Insurance Company.
                                             (1)

                                    (B)      First Amendment to Participation
                                             Agreement among Oppenheimer
                                             Variable Account Funds,
                                             OppenheimerFunds, Inc. and American
                                             General Annuity Insurance Company.
                                             (1)

                                    (C)      Form of Administrative Services
                                             Agreement between American General
                                             Annuity Insurance Company and
                                             OppenheimerFunds, Inc. (5)

                           (iii)    (A)      Form of Participation Agreement
                                             between Franklin Templeton Variable
                                             Insurance Products Trust, Franklin
                                             Templeton Distributors, Inc. and
                                             American General Annuity Insurance
                                             Company, dated May 1, 2000. (5)

                                    (B)      Form of Administrative Services
                                             Agreement between American General
                                             Annuity Insurance Company and
                                             Franklin Templeton Services, Inc.
                                             (5)

                                    (C)      Form of First Amendment to
                                             Administrative Services Agreement
                                             between American General Annuity
                                             Insurance Company and Franklin
                                             Templeton Services, Inc. (9)

                           (iv)     (A)      Participation Agreement between
                                             American General Annuity Insurance
                                             Company, Van Kampen Life Investment
                                             Trust, Van Kampen Funds Inc. and
                                             Van Kampen Asset Management Inc.
                                             dated November 23, 1998. (6)

                                    (B)      Form of Amendment No. 1 to
                                             Participation Agreement between
                                             American General Annuity Insurance
                                             Company, Van Kampen Life Investment
                                             Trust, Van Kampen Funds Inc. and
                                             Van Kampen Asset Management Inc.
                                             (6)

                                    (C)      Form of Administrative Services
                                             Agreement between American General
                                             Annuity Insurance Company and Van
                                             Kampen Asset Management Inc. (5)

                           (v)      (A)      Form of Participation Agreement
                                             between American General Annuity
                                             Insurance Company, American General
                                             Series Portfolio Company and The
                                             Variable Annuity Life Insurance
                                             Company. (6)

                                    (B)      Form of Amendment No. 1 to
                                             Participation Agreement between
                                             American General Annuity Insurance
                                             Company, American General Series
                                             Portfolio Company and The Variable
                                             Annuity Life Insurance Company. (3)

                           (vi) Form of Participation Agreement among American General Annuity Insurance Company, OpCap Advisors and OCC Accumulation Trust.
                                    (7)

                           (vii) Form of Participation Agreement among MFS Variable Insurance Trust, American General Annuity Insurance Company and Massachusetts Financial Services Company, dated November 15, 2000. (3)

                           (viii) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds, Corp. and American General Annuity Insurance Company, dated November 15, 2000. (3)

                           (ix) Form of Participation Agreement among North American Funds Variable Product Series II, The Variable Annuity Life Insurance Company and American General Insurance Company, dated November 15, 2000. (3)

                           (x) (A)     Form of Distribution and
                                       Shareholder Services Agreement by
                                       and between Janus Distributors,
                                       Inc. and American General Annuity
                                       Insurance Company, dated October 2,
                                       2000. (3)

                               (B)     Form of Fund Participation
                                       Agreement between Janus Aspen
                                       Series, Janus Distributors, Inc.
                                       and American General Annuity
                                       Insurance Company, dated October 2,
                                       2000. (3)

                  (9)      None

                  (10)     Consents of Independent Auditors. (Filed Herewith)

                  (11)     None

                  (12)     None

                  (13)     Calculation of Performance Information.  (8)

                  (14)     Powers of Attorney. (Filed herewith)

                  (15)     Company Organizational Chart.  (8)

----------

1. Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on April 29, 1999.

2. Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on March 2, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on November 3, 2000.

4. Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on May 26, 1998.

5. Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70801) of A. G. Separate Account A filed on April 18, 2000.

6. Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-70801) of A. G. Separate Account A filed on July 16, 1999.

7. Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on December 22, 1999.

8. Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on September 29, 1998.

9. Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-67605) of A.G. Separate Account A filed on June 29, 2000.

10. Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on June 5, 2001.

11. Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 033-86464) of A. G. Separate Account A filed on April 29, 2002, accession number 0000950129-02-002149.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

             The directors and principal officers of the depositor are listed below. The business address of each director and officer is 2929 Allen Parkway, Houston, Texas 77019, except where otherwise indicated.

NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH THE DEPOSITOR
------------------            ---------------------
   OFFICER                    TITLE
   -------                    -----
   Jay S. Wintrob**           Director
   Bruce R. Abrams            Director, President & Chief Executive Officer
   Randall W. Epright         Executive Vice President & Chief Information Officer
   Sharla A. Jackson*         Executive Vice President - Customer Service Amarillo
   Michael J. Akers           Director, Senior Vice President & Chief Actuary
   Kurt Bernlohr              General Counsel & Secretary
   Lillian Caliman            Senior Vice President & Divisional Chief Information Officer
   Mary L. Cavanaugh          Director & Senior Vice President
   David H. den Boer          Senior Vice President & Chief Compliance Officer
   N. Scott Gillis***         Director, Senior Vice President & Principal Financial Officer
   Kathleen M. McCutcheon     Director and Senior Vice President - Human Resources
   Robert E. Steele           Senior Vice President - Specialty Products
   Kenneth R. Story           Senior Vice President - Information Technology
   J. Elizabeth Barton        Vice President
   Leslie K. Bates            Vice President
   Gregory Stephen Broer      Vice President - Actuarial
   Marta Brown                Vice President - Marketing
   Richard A. Combs           Vice President - Actuarial
   Neil J. Davidson           Vice President - Actuarial
   Donald L. Davis            Vice President
   Robin F. Farris            Vice President - New Business
   Terry B. Festervand        Vice President & Treasurer
   Daniel Fritz               Vice President - Actuarial
   Marc Gamsin                Vice President
   Lin Grey                   Vice President
   Ted. G. Kennedy            Vice President - Government Relations
   Gary Kleinman              Vice President
   Edward P. Millay           Vice President & Controller
   Greg Outcalt               Vice President
   Rembert R. Owen, Jr.       Vice President & Assistant Secretary
   Michele Hansen Powers      Vice President - Implementation
   Connie E. Pritchett*       Vice President - Compliance
   Phillip W. Schraub         Vice President
   James P. Steele            Vice President - Specialty Products
   Brim Stonebraker           Vice President
   Richard W. Scott           Vice President & Chief Investment Officer
   Dan Cricks                 Tax Officer

   W. Larry Mask              Assistant Secretary
   Kortney S. Farmer          Assistant Secretary
   Tracey E. Harris           Assistant Secretary
   Russell J. Lessard         Assistant Secretary
   Christine A. Nixon         Assistant Secretary
   Frederick J. Sdao          Assistant Secretary
   Katherine Stoner           Assistant Secretary

*    205 East 10th St., Amarillo, Texas 79109

**   1 SunAmerica Center, Los Angeles, California  90067-6022

***  21650 Oxnard Ave., Woodland Hills, California  91367

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of AIG Annuity Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of the Registrant, see below. The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-03-003570, filed March 15, 2004.

                                                                                                  % OF VOTING
                                                                                                  SECURITIES OWNED
                                                                                 JURISDICTION OF  BY ITS IMMEDIATE
NAME OF CORPORATION*                                                             INCORPORATION    PARENT
--------------------                                                             ---------------  ----------------
American General Corporation                                                     Texas            100%
     American General Bancassurance Services, Inc.                               Illinois         100%
     AGC Life Insurance Company                                                  Missouri         100%
         AIG Assurance Canada                                                    Canada           100%
         AIG Life of Bermuda, Ltd.                                               Bermuda          100%
         American General Life and Accident Insurance Company                    Tennessee        100%
         American General Life Insurance Company                                 Texas            100%
              American General Annuity Service Corporation                       Texas            100%
              AIG Enterprise Services, LLC                                       Delaware         100%
              American General Equity Services Corporation                       Delaware         100%
              American General Life Companies, LLC                               Delaware         100%
              The Variable Annuity Life Insurance Company                        Texas            100%
                  VALIC Retirement Services Company                              Texas            100%
                  VALIC Trust Company                                            Texas            100%
     American General Property Insurance Company                                 Tennessee        51.85%**
         American General Property Insurance Company of Florida                  Florida          100%
     AIG Annuity Insurance Company                                               Texas            100%
     The United States Life Insurance Company in the City of New York            New York         100%
American General Finance, Inc.                                                   Indiana          100%
     AGF Investment Corp.                                                        Indiana          100%
     American General Auto Finance, Inc.                                         Delaware         100%
     American General Finance Corporation                                        Indiana          100%
         Crossroads Mortgage, Inc.                                               Tennessee        100%
         ENM, Inc.                                                               Tennessee        100%
         MorEquity, Inc.                                                         Nevada           100%
              Wilmington Finance, Inc.                                           Delaware         100%
         Merit Life Insurance Co.                                                Indiana          100%
         Yosemite Insurance Company                                              Indiana          100%
              CommoLoCo, Inc.                                                    Puerto Rico      100%

     American General Financial Services of Alabama, Inc.                        Alabama          100%
     HSA Residential Mortgage Services of Texas, Inc.                            Delaware         100%
American General Investment management Corporation                               Delaware         100%
American General Realty Investment Corporation                                   Texas            100%
American General Assurance Company                                               Illinois         100%
     American General Indemnity Company                                          Illinois         100%
     USLIFE Credit Life Insurance Company of Arizona                             Arizona          100%
Knickerbocker Corporation                                                        Texas            100%

ITEM 27. NUMBER OF CONTRACT OWNERS

         As of April 7, 2004, there were 5,258 contract owners of which 2,885 were Qualified Contracts offered by this Registration Statement and 2,373 owned Non-Qualified Contracts offered by this Registration Statement.

ITEM 28. INDEMNIFICATION

         The Bylaws (Article VI - Section 1) of the Company provide that:

         The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of NOLO CONTENDERE or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Registrant's principal underwriter, American General Distributors, Inc., also acts as principal underwriter for affiliated entities of AIG Annuity Insurance Company.

         (b) The directors and principal officers of the principal underwriter are shown below. Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

                            POSITION AND OFFICES
                            WITH UNDERWRITER
NAME AND PRINCIPAL          AMERICAN GENERAL
BUSINESS ADDRESS            DISTRIBUTORS, INC.
------------------          --------------------
Richard Lindsay             Director, Chief Executive Officer and President

Mary L. Cavanaugh           Director and Assistant Secretary

David H. den Boer           Director, Senior Vice President and Secretary

Thomas G. Norwood           Executive Vice President

Krien VerBerkmoes           Chief Compliance Officer

John Reiner                 Chief Financial Officer and Treasurer

Daniel R. Cricks            Tax Officer

Kurt W. Bernlohr            Assistant Secretary

Tracey E, Harris            Assistant Secretary

Russell J. Lessard          Assistant Secretary

Kortney S. Farmer           Assistant Secretary

         (c) Not Applicable.

ITEM 30. LOCATION OF RECORDS

         All records referenced under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained and are in the custody of AIG Annuity Insurance Company at its principal executive office located at 2929 Allen Parkway, Houston, Texas 77019.

ITEM 31. MANAGEMENT SERVICES

         Not Applicable.

ITEM 32. UNDERTAKINGS

         a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

         b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

         d. AIG Annuity Insurance Company ("Company"), hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

            REPRESENTATIONS

         (1) The Company hereby represents that it is relying upon Investment Company Act Rule 6c-7. The Company further represents that paragraphs (a) - (d) of Rule 6c-7 have been complied with.

         (2) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

         1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b) (11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

         2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b) (11) in any sales literature used in connection with the offer of the contract;

         3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b) (11) to the attention of the potential participants; and

         4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b) (11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, A.G. Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April 2004.


                                        A. G. SEPARATE ACCOUNT A
                                        (Registrant)

                                    BY: AIG ANNUITY LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)


                                    BY: /s/ Kurt Bernlohr
                                        ----------------------------------------
                                        Kurt Bernlohr
                                        General Counsel and Secretary


[SEAL]




ATTEST:  /s/ Katherine Stoner
         -------------------------------------
         Katherine Stoner, Assistant Secretary

         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                       Title                     Date
---------                       -----                     ----
      *                         Director                  April 30, 2004
---------------------------
Jay S. Wintrob


      *                         Director and Chief        April 30, 2004
---------------------------     Executive Officer
Bruce R. Abrams


      *                         Director                  April 30, 2004
---------------------------
Kathleen M McCutcheon


      *                         Director                  April 30, 2004
---------------------------
Michael J. Akers


/s/ Mary L. Cavanaugh           Director                  April 30, 2004
---------------------------
Mary L. Cavanaugh


      *                         Director                  April 30, 2004
---------------------------
N. Scott Gillis


      *                         Vice President and        April 30, 2004
---------------------------     Controller
Edward P. Millay


*/s/ Katherine Stoner                                     April 30, 2004
---------------------------
Katherine Stoner
Attorney-in-Fact

                                INDEX TO EXHIBITS



EXHIBIT NO.
-----------
10.        Consents of Independent Auditors.

14.        Powers of Attorney.